UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 39.0%
Aerospace & Defense – 0.6%
19,227	Northrop Grumman Corp.	$ 6,547,370
44,813	United Technologies Corp.	6,184,642

		12,732,012

Air Freight & Logistics – 0.4%
67,471	United Parcel Service, Inc. Class B	8,590,408

Banks – 5.2%
473,305	BB&T Corp.	26,121,703
153,368	JPMorgan Chase & Co.	17,740,077
49,509	M&T Bank Corp.	9,445,327
231,797	SunTrust Banks, Inc.	16,388,048
613,749	Wells Fargo & Co.	40,372,409

		110,067,564

Beverages – 0.6%
46,977	Anheuser-Busch InBev SA ADR	5,330,950
72,558	Molson Coors Brewing Co. Class B	6,096,323

		11,427,273

Biotechnology – 0.2%
59,634	Gilead Sciences, Inc.	4,997,329

Capital Markets – 0.9%
344,127	AllianceBernstein Holding LP	9,394,667
84,017	Northern Trust Corp.	8,854,552

		18,249,219

Chemicals – 0.9%
47,580	DowDuPont, Inc.	3,596,097
94,470	Praxair, Inc.	15,255,960

		18,852,057

Commercial Services & Supplies – 0.2%
64,326	Republic Services, Inc.	4,425,629

Communications Equipment – 1.3%
548,648	Cisco Systems, Inc.	22,790,838
791,394	Nokia Oyj ADR	3,806,605

		26,597,443

Construction & Engineering(a) – 0.7%
518,189	Vinci SA ADR	13,991,103

Consumer Finance – 0.2%
58,334	Discover Financial Services	4,655,053

Diversified Telecommunication Services – 0.9%
329,464	AT&T, Inc.	12,338,427
134,572	Verizon Communications, Inc.	7,276,308

		19,614,735

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 2.3%
278,211	Duke Energy Corp.	$ 21,839,564
217,717	FirstEnergy Corp.	7,162,889
316,018	Fortis, Inc.	11,168,076
98,220	Pinnacle West Capital Corp.	7,852,689

		48,023,218

Electrical Equipment – 0.3%
97,031	Emerson Electric Co.	7,008,549

Energy Equipment & Services – 0.5%
143,313	Schlumberger Ltd.	10,544,971

Equity Real Estate Investment Trusts (REITs) – 2.2%
38,408	AvalonBay Communities, Inc.	6,544,723
63,803	Camden Property Trust	5,522,788
94,639	Crown Castle International Corp.	10,672,440
709,199	DDR Corp.	5,758,696
201,189	Hudson Pacific Properties, Inc.	6,432,012
143,583	Klepierre SA	6,559,902
63,532	Ventas, Inc.	3,555,886

		45,046,447

Food Products – 0.9%
125,715	Conagra Brands, Inc.	4,777,170
139,705	Mondelez International, Inc. Class A	6,202,902
112,249	The Kraft Heinz Co.	8,799,199

		19,779,271

Health Care Equipment & Supplies – 1.6%
253,336	Abbott Laboratories	15,747,366
217,963	Medtronic PLC	18,720,842

		34,468,208

Health Care Providers & Services – 0.5%
54,558	Aetna, Inc.	10,192,526

Hotels, Restaurants & Leisure – 0.3%
35,159	McDonald’s Corp.	6,017,111

Household Products – 0.6%
140,783	The Procter & Gamble Co.	12,155,204

Industrial Conglomerates – 0.6%
24,566	3M Co.	6,153,783
38,431	Honeywell International, Inc.	6,136,278

		12,290,061

Insurance – 0.9%
95,844	American International Group, Inc.	6,126,348
161,224	MetLife, Inc.	7,750,038
43,172	RenaissanceRe Holdings Ltd.	5,488,888

		19,365,274

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 0.2%
48,474	Fidelity National Information Services, Inc.	$ 4,961,799

Media – 0.6%
147,204	Comcast Corp. Class A	6,260,586
167,176	Viacom, Inc. Class B	5,587,022

		11,847,608

Multi-Utilities – 0.2%
81,672	Public Service Enterprise Group, Inc.	4,236,327

Oil, Gas & Consumable Fuels – 5.8%
132,828	Antero Midstream Partners LP	4,040,628
260,072	Blue Ridge Mountain Resources, Inc.(b)(c)(d)	2,080,576
334,553	BP PLC ADR	14,315,523
204,224	Chevron Corp.	25,599,478
100,663	ConocoPhillips	5,919,991
289,240	Energy Transfer Partners LP	5,796,370
302,793	Exxon Mobil Corp.	26,433,829
178,666	Plains All American Pipeline LP	3,746,626
318,488	Royal Dutch Shell PLC ADR Class A	22,370,597
382,436	The Williams Cos., Inc.	12,004,666

		122,308,284

Personal Products – 0.4%
160,590	Unilever NV	9,232,319

Pharmaceuticals – 4.1%
21,539	Allergan PLC	3,882,620
192,240	Bristol-Myers Squibb Co.	12,034,224
198,479	Johnson & Johnson	27,427,813
159,895	Merck & Co., Inc.	9,473,779
896,778	Pfizer, Inc.	33,216,657

		86,035,093

Road & Rail – 0.4%
55,715	Union Pacific Corp.	7,437,952

Semiconductors & Semiconductor Equipment – 0.8%
31,965	Broadcom Ltd.	7,928,279
190,406	Intel Corp.	9,166,145

		17,094,424

Software – 1.3%
162,814	Microsoft Corp.	15,468,958
214,253	Oracle Corp.	11,053,312

		26,522,270

Technology Hardware, Storage & Peripherals – 0.2%
21,386	Apple, Inc.	3,580,658

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods(e) – 0.0%
9,788	True Religion Equity	$ 293,640

Tobacco – 0.6%
177,999	British American Tobacco PLC ADR	12,121,732

Transportation Infrastructure – 0.7%
880,177	Atlantia SpA ADR	14,549,326

Wireless Telecommunication Services – 0.9%
612,334	Vodafone Group PLC ADR	19,729,401

TOTAL COMMON STOCKS (Cost $687,039,775)		$ 819,041,498

Shares	Rate	Value
Preferred Stocks – 1.8%
Banks – 0.2%
Wells Fargo & Co.
3,000	7.500%	$ 3,840,000

Capital Markets(f)(g) – 0.2%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375	4,969,971

Diversified Telecommunication Services(f) – 0.3%
Qwest Corp.(a)
43,276	6.500	882,830
Verizon Communications, Inc.
205,549	5.900	5,313,442

		6,196,272

Electric Utilities(f)(g) – 0.5%
SCE Trust III (3M USD LIBOR + 2.990%)
377,865	5.750	9,582,656

Equity Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp.
50,994	5.500	6,565,478

Insurance(f)(g) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	4.606	3,200,640

Pharmaceuticals – 0.2%
Allergan PLC
6,239	5.500	4,041,000

TOTAL PREFERRED STOCKS – 1.8% (Cost $37,953,675)		$ 38,396,017

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 46.6%
Agriculture(f)(h) – 1.0%
BAT Capital Corp.
$19,925,000	4.390%	08/15/37	$ 20,480,655

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Airlines(h) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
	$2,078,095	5.375%	11/15/22	$ 2,174,207

Automotive – 1.2%
Delphi Technologies PLC(h)
	4,700,000	5.000	10/01/25	4,681,933
General Motors Co.(f)
	4,625,000	6.750	04/01/46	5,766,861
IHO Verwaltungs GmbH(f)(h)(i)(PIK+ 3.110%)
	14,000,000	4.500	09/15/23	14,227,500

				24,676,294

Banks – 3.4%
Bank of America Corp.(f)(g) (3M USD LIBOR + 3.898%)
	6,275,000	6.100	12/29/49	6,761,313
Barclays PLC(f)(g) (5 year USD Swap + 5.022%)
	3,000,000	6.625	06/29/49	3,090,000
Citigroup, Inc.(f)(g) (3M USD LIBOR + 4.517%)
	7,000,000	6.250	12/29/49	7,612,500
Credit Agricole SA(f)(g)(h) (5 year USD Swap + 4.697%)
	2,500,000	6.625	09/29/49	2,590,625
Credit Suisse Group AG(f)(g)(h) (5 year USD Swap + 4.598%)
	4,025,000	7.500	12/29/49	4,568,375
ING Groep NV(f)(g) (5 year USD Swap + 4.445%)
	4,275,000	6.000	12/29/49	4,408,594
(5 year USD Swap + 4.446%)
	6,650,000	6.500	12/29/49	7,165,375
Intesa Sanpaolo SpA(h)
	10,000,000	5.017	06/26/24	10,225,000
JPMorgan Chase & Co.(f)(g) (3M USD LIBOR + 3.330%)
	9,000,000	6.125	12/29/49	9,551,250
Lloyds Banking Group PLC(f)(g) (5 year GBP Swap + 5.060%)
GBP	3,491,000	7.000	12/29/49	5,236,103
Royal Bank of Scotland Group PLC
	$2,975,000	6.000	12/19/23	3,234,253
UBS Group AG(f)(g) (5 year USD Swap + 4.590%)
	7,000,000	6.875	12/29/49	7,809,620

				72,253,008

Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.(f)
	5,150,000	4.700	02/01/36	5,683,686
Pernod Ricard SA(h)
	4,000,000	5.500	01/15/42	4,763,503

				10,447,189

Building Materials(f)(h) – 0.6%
BMC East LLC
	3,000,000	5.500	10/01/24	3,082,500
Builders FirstSource, Inc.
	4,000,000	5.625	09/01/24	4,180,000
Masonite International Corp.
	5,000,000	5.625	03/15/23	5,212,500

				12,475,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(f) – 0.6%
Ashland LLC
	$5,435,000	6.875%		05/15/43	$ 6,032,850
PQ Corp.(h)
	3,400,000	6.750		11/15/22	3,638,000
Valvoline, Inc.
	1,950,000	5.500		07/15/24	2,047,500

					11,718,350

Commercial Services(f)(h) – 0.6%
Nielsen Finance LLC/Nielsen Finance Co.
	8,000,000	5.000		04/15/22	8,130,000
WEX, Inc.
	5,001,000	4.750		02/01/23	5,082,266

					13,212,266

Computers(f) – 1.2%
Dell International LLC/EMC Corp.(h)
	4,000,000	8.100		07/15/36	5,083,962
Hewlett Packard Enterprise Co.
	3,000,000	6.200		10/15/35	3,227,951
NCR Corp.
	5,000,000	5.875		12/15/21	5,125,000
Seagate HDD Cayman
	5,000,000	5.750		12/01/34	4,869,034
Western Digital Corp.(h)
	6,000,000	7.375		04/01/23	6,532,500

					24,838,447

Diversified Financial Services – 1.9%
Ally Financial, Inc.
	5,000,000	8.000		11/01/31	6,350,000
CoBank ACB(f)(g) (3M USD LIBOR + 4.660%)
	5,350,000	6.250		12/29/49	5,835,149
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(f)(h)
	2,500,000	5.875		08/01/21	2,590,625
	4,000,000	5.250		03/15/22	4,090,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(f)
	3,000,000	6.500		08/01/18	3,000,000
	6,000,000	6.500		07/01/21	6,060,000
Navient Corp.
	3,000,000	5.500		01/15/19	3,056,250
	5,000,000	5.875		03/25/21	5,168,750
	3,000,000	5.500		01/25/23	3,011,250

					39,162,024

Electrical(f) – 1.1%
Calpine Corp.(h)
	3,000,000	5.875		01/15/24	3,056,250
Dynegy, Inc.
	4,552,000	6.750		11/01/19	4,665,800
	3,000,000	7.375		11/01/22	3,172,500
EDP - Energias de Portugal SA(g) (5 year EUR Swap + 5.043)
EUR	3,100,000	5.375		09/16/75	4,303,425
Electricite de France SA(g)
(10 year USD Swap + 3.709%)
	$2,500,000	5.250	(h)	01/29/49	2,568,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical(f) – (continued)
(12 year EUR Swap +3.043)
EUR	3,000,000	5.000%		01/22/49	$ 4,148,328
Puget Sound Energy, Inc.(g) (3M USD LIBOR + 2.530%)
	$550,000	4.011		06/01/67	545,875

					22,460,928

Entertainment(f)(h) – 0.2%
WMG Acquisition Corp.
	4,251,000	5.625		04/15/22	4,373,216

Financial Co. - Non Captive(f) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	5,000,000	6.250		02/01/22	5,162,500

Food & Drug Retailing(f) – 0.5%
B&G Foods, Inc.
	3,020,000	5.250		04/01/25	3,023,775
Post Holdings, Inc.(h)
	8,000,000	5.500		03/01/25	8,240,000

					11,263,775

Gas(f) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	4,000,000	5.875		08/20/26	4,160,000

Healthcare Providers & Services – 3.6%
Becton Dickinson & Co.(f)
	6,575,000	3.700		06/06/27	6,477,661
Centene Corp.(f)
	3,000,000	6.125		02/15/24	3,187,500
CHS/Community Health Systems, Inc.(f)
	6,000,000	6.875		02/01/22	4,260,000
	3,000,000	6.250		03/31/23	2,767,500
DaVita, Inc.(f)
	10,000,000	5.000		05/01/25	9,950,000
HCA, Inc.
	10,000,000	4.750		05/01/23	10,390,000
	15,000,000	5.000		03/15/24	15,656,250
	10,000,000	5.875	(f)	02/15/26	10,475,000
Tenet Healthcare Corp.
	9,095,000	7.500	(f)(h)	01/01/22	9,629,331
	3,000,000	8.125		04/01/22	3,112,500

					75,905,742

Home Builders – 0.3%
PulteGroup, Inc.
	2,000,000	7.875		06/15/32	2,490,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	3,000,000	4.375		06/15/19	3,037,500

					5,527,500

Household Products(f) – 0.4%
Spectrum Brands, Inc.
	8,835,000	6.625		11/15/22	9,166,312

Insurance – 0.0%
Transatlantic Holdings, Inc.
	75,000	8.000		11/30/39	101,528

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Internet(f) – 0.5%
Symantec Corp.(h)
	$6,000,000	5.000%		04/15/25	$ 6,123,198
VeriSign, Inc.
	4,000,000	5.250		04/01/25	4,250,000

					10,373,198

Iron/Steel(f)(h) – 0.2%
Cleveland-Cliffs, Inc.
	5,000,000	5.750		03/01/25	4,893,750

Lodging – 0.5%
MGM Resorts International
	9,750,000	6.750		10/01/20	10,481,250

Machinery-Diversified(f) – 0.2%
Cleaver-Brooks, Inc.(h)
	1,850,000	7.875		03/01/23	1,944,813
Welbilt, Inc.
	2,650,000	9.500		02/15/24	2,994,500

					4,939,313

Media – 6.9%
Altice Financing SA(f)(h)
	6,000,000	6.625		02/15/23	6,075,000
Altice Finco SA(f)(h)
	2,000,000	8.125		01/15/24	2,062,500
Altice US Finance I Corp.(f)(h)
	5,450,000	5.500		05/15/26	5,559,000
CCO Holdings LLC/CCO Holdings Capital Corp.(f)
	7,000,000	5.375		05/01/25	7,122,500
	6,020,000	5.750	(h)	02/15/26	6,230,700
	4,000,000	5.875	(h)	05/01/27	4,120,000
Charter Communications Operating LLC/Charter Communications Operating Capital(f)
	16,125,000	6.384		10/23/35	18,730,858
Clear Channel Worldwide Holdings, Inc.(f)
	4,000,000	6.500		11/15/22	4,100,000
DISH DBS Corp.
	8,500,000	5.875		07/15/22	8,457,500
	1,500,000	7.750		07/01/26	1,545,000
iHeartCommunications, Inc.(f)
	4,000,000	11.250		03/01/21	2,930,000
Meredith Corp.(f)(h)
	1,710,000	6.875		02/01/26	1,748,475
SFR Group SA(f)(h)
	17,000,000	6.000		05/15/22	16,660,000
Sirius XM Radio, Inc.(f)(h)
	15,000,000	6.000		07/15/24	15,712,500
Univision Communications, Inc.(f)(h)
	12,000,000	5.125		05/15/23	11,940,000
UPCB Finance IV Ltd.(f)(h)
	10,000,000	5.375		01/15/25	10,175,000
Videotron Ltd.(f)(h)
	13,000,000	5.375		06/15/24	13,845,000
Virgin Media Secured Finance PLC(f)
GBP	4,000,000	4.875		01/15/27	5,776,061

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Ziggo Bond Finance BV(f)(h)
$3,000,000	5.875%		01/15/25	$ 2,943,750

				145,733,844

Mining(h) – 0.5%
First Quantum Minerals Ltd.(f)
4,000,000	7.250		04/01/23	4,235,200
1,500,000	7.500		04/01/25	1,606,950
Glencore Finance Canada Ltd.
5,000,000	5.550		10/25/42	5,570,900

				11,413,050

Oil Field Services – 2.6%
Antero Resources Corp.(f)
6,000,000	5.125		12/01/22	6,127,500
3,000,000	5.625		06/01/23	3,112,500
Apache Corp.(f)
2,525,000	4.750		04/15/43	2,632,777
2,575,000	4.250		01/15/44	2,505,382
Carrizo Oil & Gas, Inc.(f)
3,750,000	7.500		09/15/20	3,829,687
Chesapeake Energy Corp.
3,000,000	8.000	(f)(h)	01/15/25	3,030,000
2,000,000	5.500		09/15/26	1,822,994
Gulfport Energy Corp.(f)(h)
3,200,000	6.375		01/15/26	3,248,000
Halcon Resources Corp.(f)
1,089,000	6.750		02/15/25	1,143,450
Laredo Petroleum, Inc.(f)
4,000,000	5.625		01/15/22	4,050,000
MEG Energy Corp.(f)(h)
3,000,000	6.375		01/30/23	2,595,000
Nexen Energy ULC
5,000	6.400		05/15/37	6,334
50,000	7.500		07/30/39	71,813
Noble Holding International Ltd.(f)
6,000,000	7.750		01/15/24	5,527,500
1,975,000	7.875	(h)	02/01/26	2,004,625
Range Resources Corp.(f)
5,250,000	5.875		07/01/22	5,486,250
Weatherford International Ltd.
1,000,000	5.875		07/01/21	1,041,864
6,000,000	6.500		08/01/36	5,175,000
Whiting Petroleum Corp.
1,000,000	1.250		04/01/20	930,000

				54,340,676

Packaging(f)(h) – 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,834,000	7.250		05/15/24	4,111,965
5,400,000	6.000		02/15/25	5,575,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
2,250,000	5.125		07/15/23	2,309,062

				11,996,527

Pharmaceuticals(f) – 1.0%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(h)
9,000,000	6.000		07/15/23	7,042,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(f) – (continued)
Mylan NV
$10,000,000	3.950%	06/15/26	$ 9,938,186
Valeant Pharmaceuticals International, Inc.(h)
1,950,000	6.500	03/15/22	2,045,062
2,400,000	7.000	03/15/24	2,562,000

			21,587,748

Pipelines – 2.8%
DCP Midstream Operating LP(h)
5,000,000	6.750	09/15/37	5,650,000
Energy Transfer Equity LP(f)
5,145,000	4.250	03/15/23	5,170,725
Energy Transfer Partners LP
235,000	6.625	10/15/36	271,758
Enterprise Products Operating LLC(f)(g)
(3M USD LIBOR + 2.778%)
1,000,000	4.258	06/01/67	993,500
(3M USD LIBOR + 3.708%)
3,000,000	5.084	08/01/66	3,004,500
Genesis Energy LP/Genesis Energy Finance Corp.(f)
5,200,000	6.000	05/15/23	5,252,000
Kinder Morgan Energy Partners LP
8,000,000	7.300	08/15/33	9,969,804
NGPL PipeCo LLC(f)(h)
1,315,000	4.375	08/15/22	1,331,438
Plains All American Pipeline LP/PAA Finance Corp.(f)
7,475,000	3.600	11/01/24	7,296,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(f)
5,000,000	5.125	02/01/25	5,037,500
The Williams Cos., Inc.
10,000,000	7.500	01/15/31	12,475,000
Williams Partners LP
2,345,000	6.300	04/15/40	2,897,165

			59,349,602

Real Estate Investment Trust(f) – 2.9%
CBRE Services, Inc.
4,000,000	5.250	03/15/25	4,325,590
Equinix, Inc.
3,000,000	5.375	04/01/23	3,082,500
8,000,000	5.750	01/01/25	8,420,000
5,210,000	5.375	05/15/27	5,470,500
MPT Operating Partnership LP/MPT Finance Corp.
6,000,000	6.375	03/01/24	6,385,800
4,055,000	5.000	10/15/27	4,015,261
Rialto Holdings LLC/Rialto Corp.(h)
3,000,000	7.000	12/01/18	3,003,750
SBA Communications Corp.
15,016,000	4.875	07/15/22	15,428,940
6,000,000	4.875	09/01/24	5,977,500
VEREIT Operating Partnership LP
4,000,000	4.125	06/01/21	4,136,160

			60,246,001

Retailing – 1.1%
CVS Health Corp.(f)
3,000,000	5.125	07/20/45	3,353,497

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailing – (continued)
JC Penney Corp., Inc.(j)
$6,000,000	7.400%		04/01/37	$ 4,320,000
L Brands, Inc.
3,000,000	6.875		11/01/35	3,052,500
New Red Finance, Inc.(f)(h)
4,850,000	5.000		10/15/25	4,850,000
Rite Aid Corp.(f)
6,000,000	6.750		06/15/21	6,120,000
The Neiman Marcus Group, Inc.
1,500,000	7.125		06/01/28	1,080,000

				22,775,997

Semiconductors(f) – 0.2%
Qorvo, Inc.
4,000,000	6.750		12/01/23	4,260,000

Software(f) – 1.2%
BMC Software Finance, Inc.(h)
8,000,000	8.125		07/15/21	8,030,000
CURO Financial Technologies Corp.(h)
5,950,000	12.000		03/01/22	6,604,500
First Data Corp.(h)
7,000,000	5.750		01/15/24	7,253,750
Nuance Communications, Inc.
3,000,000	5.625		12/15/26	3,112,500

				25,000,750

Technology - Software/Services(f) – 0.1%
Western Digital Corp.
2,640,000	4.750		02/15/26	2,666,400

				2,666,400

Telecommunication Services – 7.5%
Alcatel-Lucent USA, Inc.
3,000,000	6.450		03/15/29	3,210,000
AT&T, Inc.(f)
5,825,000	5.250		03/01/37	6,155,679
CenturyLink, Inc.
4,000,000	6.450		06/15/21	4,065,000
Digicel Group Ltd.(f)(h)
3,800,000	8.250		09/30/20	3,762,380
Frontier Communications Corp.(f)
6,000,000	11.000		09/15/25	4,680,000
Intelsat Jackson Holdings SA(f)
7,000,000	7.250		10/15/20	6,125,000
10,000,000	8.000	(h)	02/15/24	10,475,000
Nokia OYJ
1,300,000	4.375		06/12/27	1,259,616
SoftBank Group Corp.
10,000,000	4.500	(h)	04/15/20	10,150,000
7,500,000	6.000	(f)	07/30/25	7,931,250
Sprint Communications, Inc.
2,000,000	6.000		11/15/22	1,995,000
Sprint Corp.
16,000,000	7.875		09/15/23	16,920,000
7,500,000	7.125		06/15/24	7,612,500
T-Mobile USA, Inc.(f)
3,950,000	4.000		04/15/22	4,019,125
7,000,000	6.625		04/01/23	7,271,250
2,000,000	6.375		03/01/25	2,127,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
$10,550,000	6.500%	01/15/26	$ 11,420,375
Telecom Italia Capital SA
3,000,000	7.721	06/04/38	3,885,000
Telecom Italia SpA(h)
8,000,000	5.303	05/30/24	8,440,000
Telefonica Emisiones SAU
6,000,000	4.103	03/08/27	6,098,413
Verizon Communications, Inc.
4,525,000	5.250	03/16/37	4,981,667
Wind Tre SpA(f)(h)
14,010,000	5.000	01/20/26	12,749,100
Windstream Services LLC/Windstream Finance Corp.(f)(h)
4,638,000	6.375	08/01/23	2,585,685
10,008,000	8.625	10/31/25	9,382,500

			157,302,040

Trucking & Leasing(h) – 0.1%
Park Aerospace Holdings Ltd.
2,000,000	5.250	08/15/22	1,974,948

TOTAL CORPORATE OBLIGATIONS (Cost $950,088,500)			$ 978,894,035

Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations – 0.0%
Interest Only(g)(k) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
$7,401	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X
8,991	0.000	07/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX
25,213	0.123	08/25/33	146
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX
4,285	0.320	07/25/33	77

			223

Sequential Fixed Rate – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
59	5.250	07/25/33	—

Sequential Floating Rate(g) – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1 (1M LIBOR + 0.300%)
106,436	2.152	08/25/35	101,391
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1 (1M LIBOR + 0.520%)
83,244	1.812	01/25/36	82,033
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1(1M LIBOR + 0.190%)
301,013	1.742	07/25/47	272,044
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
85,771	3.442	06/25/34	86,953

			542,421

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $368,873)			$ 542,644

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(g) – 0.0%
Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A (1M LIBOR + 0.280%)
$25,176	1.757%	02/15/34	$ 23,730
(Cost $25,193)

Bank Loans(l) – 6.9%
Aerospace(g) – 0.4%
TransDigm, Inc.
(1M LIBOR + 2.750%)
$1,935,000	4.324%	06/09/23	$ 1,951,486
(3M LIBOR + 3.000%)
5,501,142	4.569	08/22/24	5,543,941

			7,495,427

Chemicals(g) – 0.2%
Axalta Coating Systems US Holdings, Inc. (3M LIBOR + 2.000%)
3,460,595	3.693	06/01/24	3,483,884

Energy(g) – 0.1%
Ascent Resources - Marcellus LLC(e) (3M LIBOR + 7.500%)
1,075,000	9.060	08/04/21	30,240
MEG Energy Corp.(3M LIBOR + 3.500%)
2,824,638	5.200	12/31/23	2,833,112

			2,863,352

Energy - Coal(g) – 0.1%
Murray Energy Corp.(3M LIBOR + 7.250%)
3,397,747	8.943	04/16/20	3,115,326

Environmental(g) – 0.2%
EnergySolutions LLC(e) (3M LIBOR + 4.750%)
3,709,739	6.450	05/29/20	3,783,934

Financial Co. - Non Captive(g) – 0.2%
Victory Capital Management, Inc. (1M LIBOR + 5.250%)
4,100,784	6.824	10/31/21	4,117,884

Food & Beverage(g) – 0.4%
Shearer’s Foods, Inc.
(3M LIBOR + 3.938%)
1,964,467	5.631	06/30/21	1,971,834
(3M LIBOR + 4.250%)
1,739,500	5.943 (e)	06/30/21	1,756,895
(3M LIBOR + 6.750%)
1,420,000	8.443	06/30/22	1,340,125

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans (l) – (continued)
Food & Beverage(g) – (continued)
US Foods, Inc.(1M LIBOR + 2.500%)
$4,148,234	4.074%		06/27/23	$ 4,187,974

				9,256,828

Health Care - Pharmaceuticals(g) – 0.2%
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.500%)
4,133,525	5.060		04/01/22	4,195,032

Health Care - Services(g) – 0.2%
U.S. Renal Care, Inc. (3M LIBOR + 4.250%)
4,091,500	5.943		12/31/22	4,092,768

Home Construction(g) – 0.2%
Builders FirstSource, Inc. (3M LIBOR + 3.000%)
3,201,074	4.693		02/29/24	3,216,407

Media - Broadcasting & Radio(g) – 0.4%
Getty Images, Inc.(1 Week LIBOR + 3.500%)
7,911,208	5.193		10/18/19	7,488,986

Media - Cable – 0.3%
CSC Holdings LLC
3,850,000	2.500		01/25/26	3,876,488
(1M LIBOR + 2.250%)
1,742,303	3.810	(g)	07/17/25	1,744,115

				5,620,603

Noncaptive - Financial(g) – 0.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (1M LIBOR + 2.250%)
5,397,875	3.811		04/03/22	5,387,511

Packaging – 0.1%
Crown Holdings, Inc.
1,050,000	2.000		01/03/25	1,061,645
SIG Combibloc U.S. Acquisition, Inc.(g) (1M LIBOR + 3.000%)
1,816,223	4.574		03/13/22	1,828,029

				2,889,674

Pharmaceuticals(g) – 0.2%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	9.324		09/26/25	4,762,500

Restaurants(g) – 0.2%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
3,294,560	3.824		02/16/24	3,312,680

Retailers(g) – 0.6%
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 3.250%)
7,979,221	4.805		10/25/20	6,838,432
PetSmart, Inc.(1M LIBOR + 3.000%)
6,149,474	4.570		03/11/22	4,975,478
True Religion Apparel, Inc. (2M LIBOR)
1,196,250	10.000		10/27/22	1,124,475

				12,938,385

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (l)– (continued)
Services Cyclical - Business Services(g) – 0.6%
First Data Corp.
(1M LIBOR + 2.250%)
$4,306,101	3.810%	07/08/22	$ 4,334,823
(1M LIBOR + 2.250%)
2,794,554	3.810	04/26/24	2,814,340
Sabre, Inc.(1M LIBOR + 2.250%)
2,699,837	3.824	02/22/24	2,717,089
Vantiv LLC(1 mo. LIBOR + 2.250%)
2,425,000	3.810	10/14/21	2,443,187

			12,309,439

Technology - Software/Services(g) – 1.9%
Ancestry.com Operations, Inc. (1M LIBOR + 3.250%)
5,207,250	4.830	10/19/23	5,243,076
Aspect Software, Inc. (1M LIBOR + 10.000%)
5,354,232	12.074	05/25/20	5,376,559
Avast Software BV (3M LIBOR + 2.750%)
2,139,249	4.443	09/30/23	2,152,320
BMC Software Finance, Inc. (1M LIBOR + 3.250%)
6,661,894	4.824	09/10/22	6,695,203
Infor (US), Inc. (3M LIBOR + 2.750%)
3,185,215	4.443	02/01/22	3,201,141
MA FinanceCo. LLC
(1M LIBOR + 2.500%)
5,688,598	4.074	11/19/21	5,713,514
(1M LIBOR + 2.750%)
580,402	4.324	06/21/24	583,060
Micron Technology, Inc. (3M LIBOR + 2.000%)
3,250,500	3.580	04/26/22	3,275,561
Renaissance Learning, Inc. (3M LIBOR + 7.000%)
147,048	8.693	04/11/22	147,232
Seattle SpinCo, Inc. (1M LIBOR + 2.750%)
3,919,598	4.324	06/21/24	3,937,550
SS&C Technologies, Inc.
(1M LIBOR + 2.250%)
3,874,586	3.824	07/08/22	3,894,657
(1M LIBOR + 2.250%)
60,183	3.824	07/08/22	60,495

			40,280,368

Wireless Telecommunications(g) – 0.1%
Intelsat Jackson Holdings SA (3M LIBOR + 3.750%)
3,000,000	5.212	11/27/23	2,974,830

TOTAL BANK LOANS (Cost $148,938,797)			$ 143,585,818

U.S. Treasury Obligations – 1.6%
United States Treasury Notes
$7,960,000	1.375%	09/30/20	$ 7,778,512
26,180,000	1.875	12/15/20	25,883,380

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,988,870)			$ 33,661,892

Shares	Distribution Rate	Value
Investment Companies(d) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
35,710,465	1.217%	$ 35,710,465
Goldman Sachs High Yield Fund – Institutional Shares
508,621	4.610%	3,326,380

TOTAL INVESTMENT COMPANIES (Cost $39,364,933)		$ 39,036,845

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 0.1%
Certificate of Deposit – 0.1%
Credit Suisse New York (1M USD LIBOR + 0.320%)
$2,500,000	1.880%	09/20/18	$ 2,501,658
(Cost $2,500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,900,268,616)			$2,055,684,137

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
467,350	1.217%	$ 467,350
(Cost $467,350)

TOTAL INVESTMENTS – 97.9% (Cost $1,900,735,966)		$2,056,151,487

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – (0.2%)
Barclays Reverse Repurchase Agreement
$(4,543,750)	(1.500)%	06/02/19	$ (4,543,750)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			48,525,875

NET ASSETS – 100.0%			$2,100,133,612

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Security is currently in default and/or non-income producing.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $2,080,576, which represents approximately 0.1% of net assets as of January 31, 2018. See additional details below: Please insert Rider A below this footnote:

(d)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2018.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $391,415,199, which represents approximately 18.6% of net assets as of January 31, 2018 and the liquidity determination is unaudited.

(i)	Pay-in-kind securities.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at January 31, 2018.

(k)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of January 31, 2018, the value of securities pledged amounted to $4,606,250.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	USD	8,551,864	EUR	6,878,000	$ 8,569,304	03/23/18	$(17,440)
State Street Bank and Trust	USD	10,045,990	GBP	7,268,132	10,333,053	03/06/18	(287,062)

TOTAL							$(304,502)

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S Treasury Notes	471	03/29/18	$100,433,391	$(548,249)
5 Year U.S. Treasury Notes	1,070	03/29/18	122,740,704	(1,978,018)
10 Year U.S Treasury Notes	187	03/20/18	22,735,109	(498,156)

Total				$(3,024,423)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(214)	03/20/18	(34,654,625)	1,070,071
U.S. Long Bonds	(106)	03/20/18	(15,668,125)	582,035

Total				$1,652,106

TOTAL				$(1,372,317)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 7.9%
155,000	General Dynamics Corp.	$ 34,484,400
290,000	Harris Corp.	46,220,200
165,000	Raytheon Co.	34,475,100
200,000	United Technologies Corp.	27,602,000

		142,781,700

Banks – 2.1%
750,000	Bank of the Ozarks, Inc.	37,462,500

Biotechnology – 1.8%
235,000	Shire PLC ADR	32,909,400

Capital Markets – 4.4%
230,000	Ameriprise Financial, Inc.	38,801,000
560,000	SEI Investments Co.	42,084,000

		80,885,000

Chemicals – 5.6%
165,000	Albemarle Corp.	18,412,350
305,000	Ecolab, Inc.	41,992,400
100,000	The Sherwin-Williams Co.	41,711,000

		102,115,750

Energy Equipment & Services(a) – 0.4%
100,000	Helmerich & Payne, Inc.	7,203,000

Equity Real Estate Investment Trusts (REITs) – 0.7%
112,500	Digital Realty Trust, Inc.	12,594,375

Food & Staples Retailing – 5.3%
95,000	Casey’s General Stores, Inc.	11,505,450
255,000	Costco Wholesale Corp.	49,691,850
325,000	Wal-Mart Stores, Inc.	34,645,000

		95,842,300

Food Products – 1.8%
940,000	Hormel Foods Corp.	32,270,200

Health Care Equipment & Supplies – 4.4%
175,000	Becton Dickinson & Co.	42,514,500
215,000	Medtronic PLC	18,466,350
210,000	STERIS PLC	19,093,200

		80,074,050

Health Care Providers & Services – 1.1%
275,000	Cardinal Health, Inc.	19,742,250

Household Products – 0.5%
175,000	Church & Dwight Co., Inc.	8,548,750

Industrial Conglomerates – 2.4%
155,000	Roper Technologies, Inc.	43,491,450

Insurance – 3.6%
240,000	Chubb Ltd.	37,476,000
245,000	The Hanover Insurance Group, Inc.	27,721,750

		65,197,750

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 3.8%
1,175,000	Tencent Holdings Ltd. ADR	$ 69,524,750

IT Services – 1.1%
125,000	International Business Machines Corp.	20,462,500

Leisure Products – 0.6%
105,000	Polaris Industries, Inc.	11,866,050

Machinery – 4.1%
280,000	Illinois Tool Works, Inc.	48,627,600
125,000	Parker-Hannifin Corp.	25,177,500

		73,805,100

Oil, Gas & Consumable Fuels – 22.4%
375,000	Andeavor Logistics LP	19,387,500
625,000	Antero Midstream Partners LP	19,012,500
300,000	Buckeye Partners LP	16,176,000
775,000	Canadian Natural Resources Ltd.	26,466,250
70,000	Cheniere Energy Partners LP	2,150,400
305,000	Dominion Energy Midstream Partners LP	9,073,750
465,000	Enable Midstream Partners LP	7,035,450
1,640,000	Energy Transfer Partners LP	32,865,600
665,000	EnLink Midstream Partners LP	11,624,200
1,360,000	Enterprise Products Partners LP	37,563,200
270,000	EQT Midstream Partners LP	20,085,300
365,000	Magellan Midstream Partners LP	26,057,350
725,000	MPLX LP	26,970,000
93,300	Noble Midstream Partners LP	5,242,527
400,000	Occidental Petroleum Corp.	29,988,000
350,000	Phillips 66 Partners LP	18,424,000
385,000	Spectra Energy Partners LP	16,454,900
740,000	Suncor Energy, Inc.	26,825,000
430,000	Tallgrass Energy GP LP	10,526,400
360,000	Tallgrass Energy Partners LP	15,840,000
205,000	Valero Energy Partners LP	9,200,400
220,000	Western Gas Equity Partners LP	8,696,600
200,000	Western Gas Partners LP	10,056,000

		405,721,327

Pharmaceuticals – 2.2%
215,000	Novo Nordisk A/S ADR	11,932,500
900,000	Roche Holding AG ADR	27,900,000

		39,832,500

Road & Rail – 3.0%
285,000	Canadian National Railway Co.	22,834,200
245,000	Union Pacific Corp.	32,707,500

		55,541,700

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.9%
530,000	Texas Instruments, Inc.	$ 58,125,100
415,000	Xilinx, Inc.	30,303,300

		88,428,400

Software – 4.8%
910,000	Microsoft Corp.	86,459,100

Specialty Retail – 6.4%
575,000	Aaron’s, Inc.	23,511,750
555,000	Ross Stores, Inc.	45,726,450
595,000	The TJX Cos., Inc.	47,790,400

		117,028,600

Textiles, Apparel & Luxury Goods – 2.7%
710,000	NIKE, Inc. Class B	48,436,200

TOTAL COMMON STOCKS (Cost $1,257,148,980)		$1,778,224,702

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.8%
Repurchase Agreements – 1.8%
Joint Repurchase Agreement Account II
$ 32,400,000	1.357%	02/01/18	$ 32,400,000
(Cost $32,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,289,548,980)			$1,810,624,702

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,823,575	1.217%	$ 6,823,575
(Cost $6,823,575)

TOTAL INVESTMENTS – 100.2% (Cost $1,296,372,555)		$1,817,448,277

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(3,421,900)

NET ASSETS – 100.0%		$1,814,026,377

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Represents an affiliated Issuer/fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Income Builder Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Option Contracts — When a fund writes call or put option contracts, an equal amount to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Upon the purchase of a call option or a put option by a Fund, the premium is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Securities Lending — The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2018 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
North America	$678,019,558	$—	$293,640
Europe	134,168,398	6,559,902	—
Preferred Stocks
North America	—	38,396,017	—
Fixed Income
Corporate Obligations	—	978,894,035	—
Mortgage-Backed Obligations	—	542,644	—
Asset-Backed Securities	—	23,730	—
Bank Loans	—	138,014,749	5,571,069
U.S. Treasury Obligations	33,661,892	—	—
Investment Companies	39,036,845	—	—
Short-term Investments	—	2,501,658	—
Securities Lending Reinvestment Vehicle	467,350	—	—
Total	$885,354,043	$1,164,932,735	$5,864,709
Liabilities
Reverse Repurchase Agreements	$—	$(4,543,750)	$—

Derivative Type
Assets(b)
Futures Contracts	$1,652,106	$—	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(304,502)	$—
Futures Contracts	(3,024,423)	—	—
Total	$(3,024,423)	$(304,502)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
North America	$1,593,831,902	$—	$—
Europe	114,868,050	—	—
Asia	69,524,750	—	—
Short-term Investments	—	32,400,000	—
Securities Lending Reinvestment Vehicle	6,823,575	—	—
Total	$1,785,048,277	$32,400,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2018, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$32,400,000	$32,401,221	$33,086,256

REPURCHASE AGREEMENTS — At January 31, 2018 the Principal Amount of the Fund’s interest in the Joint Repurchase

Agreement Account II was as follows:

Counterparty	Interest Rate	Rising Dividend Growth
Citigroup Global Markets, Inc.	1.340%	$4,725,328
Merrill Lynch & Co., Inc.	1.360	27,674,672
TOTAL		$32,400,000

At January 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.170%	06/29/32
Federal Home Loan Banks	1.530 to 1.535	12/06/19 to 12/26/19
Federal Home Loan Mortgage Corp.	2.500 to 6.000	09/01/35 to 12/01/47
Federal National Mortgage Association	3.000 to 6.500	01/01/26 to 03/01/47
Government National Mortgage Association	2.500 to 8.500	11/15/21 to 01/20/48
United States Treasury Notes	3.625 to 4.375	05/15/40 to 08/15/43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.4%
3,376	General Dynamics Corp.	$ 751,093
81,636	The Boeing Co.	28,929,349

		29,680,442

Air Freight & Logistics – 0.2%
56,054	Expeditors International of Washington, Inc.	3,640,707

Airlines – 0.2%
23,637	Alaska Air Group, Inc.	1,553,660
25,132	Copa Holdings SA Class A	3,476,510

		5,030,170

Auto Components – 1.5%
170,992	BorgWarner, Inc.	9,620,010
152,244	Gentex Corp.	3,605,138
79,430	Lear Corp.	15,341,110
19,822	Visteon Corp.*	2,578,446

		31,144,704

Banks – 1.4%
248,045	Citizens Financial Group, Inc.	11,385,266
65,689	Comerica, Inc.	6,254,907
401,563	KeyCorp.	8,593,448
15,299	SVB Financial Group*	3,771,968

		30,005,589

Beverages – 0.4%
71,877	Molson Coors Brewing Co. Class B	6,039,106
25,055	PepsiCo, Inc.	3,014,116

		9,053,222

Biotechnology – 6.6%
304,682	AbbVie, Inc.	34,191,414
109,129	Alexion Pharmaceuticals, Inc.*	13,021,272
27,581	Amgen, Inc.	5,131,445
91,888	Biogen, Inc.*	31,959,566
327,693	Celgene Corp.*	33,149,424
197,446	Exelixis, Inc.*	5,984,588
98,946	Vertex Pharmaceuticals, Inc.*	16,511,119

		139,948,828

Building Products – 1.3%
90,951	Fortune Brands Home & Security, Inc.	6,451,155
488,393	Masco Corp.	21,811,631

		28,262,786

Capital Markets – 0.2%
100,602	BGC Partners, Inc. Class A	1,439,615
19,715	State Street Corp.	2,172,001

		3,611,616

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.2%
155,934	LyondellBasell Industries NV Class A	$ 18,687,130
99,867	W.R. Grace & Co.	7,372,182

		26,059,312

Commercial Services & Supplies – 0.7%
279,874	KAR Auction Services, Inc.	15,264,328

Communications Equipment* – 1.8%
26,848	Arista Networks, Inc.	7,405,215
141,472	F5 Networks, Inc.	20,448,363
59,079	Palo Alto Networks, Inc.	9,326,802

		37,180,380

Consumer Finance – 0.3%
224,472	Ally Financial, Inc.	6,682,531

Containers & Packaging – 1.7%
113,564	Berry Global Group, Inc.*	6,721,853
976,663	Graphic Packaging Holding Co.	15,773,108
289,812	Sealed Air Corp.	13,722,598

		36,217,559

Distributors – 0.6%
18,040	Genuine Parts Co.	1,877,423
73,929	Pool Corp.	9,998,158

		11,875,581

Diversified Financial Services – 0.1%
101,572	Leucadia National Corp.	2,749,554

Electrical Equipment – 1.0%
281,662	AMETEK, Inc.	21,490,811

Energy Equipment & Services – 0.3%
120,572	Halliburton Co.	6,474,716

Equity Real Estate Investment Trusts (REITs) – 4.7%
314,561	American Homes 4 Rent Class A	6,539,723
210,768	American Tower Corp.	31,130,434
37,276	Equinix, Inc.	16,967,663
22,992	Equity LifeStyle Properties, Inc.	1,984,669
42,637	Gaming and Leisure Properties, Inc.	1,553,692
774,155	Host Hotels & Resorts, Inc.	16,071,458
139,668	SBA Communications Corp.*	24,372,066

		98,619,705

Food & Staples Retailing – 1.1%
199,132	Wal-Mart Stores, Inc.	21,227,471
19,497	Walgreens Boots Alliance, Inc.	1,467,344

		22,694,815

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.7%
502,402	Conagra Brands, Inc.	$ 19,091,276
213,886	General Mills, Inc.	12,510,192
46,729	The Hershey Co.	5,155,611

		36,757,079

Health Care Equipment & Supplies – 1.0%
22,870	Baxter International, Inc.	1,647,326
357,896	Boston Scientific Corp.*	10,006,772
29,266	The Cooper Cos., Inc.	7,160,512
27,654	West Pharmaceutical Services, Inc.	2,770,931

		21,585,541

Health Care Providers & Services – 5.7%
29,438	Anthem, Inc.	7,296,208
124,033	Centene Corp.*	13,301,299
40,016	Cigna Corp.	8,337,334
58,823	Humana, Inc.	16,578,086
229,039	UnitedHealth Group, Inc.	54,231,854
103,216	WellCare Health Plans, Inc.*	21,714,582

		121,459,363

Health Care Technology* – 0.1%
23,344	Cerner Corp.	1,613,771

Hotels, Restaurants & Leisure – 4.1%
16,233	Aramark	743,634
195,024	Hilton Worldwide Holdings, Inc.	16,703,806
70,266	Las Vegas Sands Corp.	5,447,020
74,104	Marriott International, Inc. Class A	10,918,483
544,585	MGM Resorts International	19,850,123
65,416	Vail Resorts, Inc.	14,297,321
17,416	Wyndham Worldwide Corp.	2,161,848
5,530	Wynn Resorts Ltd.	915,713
181,802	Yum! Brands, Inc.	15,378,631

		86,416,579

Household Durables – 1.5%
126,364	D.R. Horton, Inc.	6,198,154
210	NVR, Inc.*	667,416
410,799	PulteGroup, Inc.	13,075,732
169,120	Toll Brothers, Inc.	7,877,609
23,230	Whirlpool Corp.	4,214,387

		32,033,298

Household Products – 0.7%
189,495	Colgate-Palmolive Co.	14,068,109

Industrial Conglomerates – 0.1%
4,685	3M Co.	1,173,592

Insurance – 1.9%
226,336	The Allstate Corp.	22,355,207
319,797	The Progressive Corp.	17,301,017

		39,656,224

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 5.5%
59,613	Amazon.com, Inc.*	$ 86,491,906
14,841	Expedia, Inc.	1,899,796
55,591	Netflix, Inc.*	15,026,247
7,322	The Priceline Group, Inc.*	14,000,030

		117,417,979

Internet Software & Services* – 9.2%
44,066	Alphabet, Inc. Class A(a)	52,095,706
45,705	Alphabet, Inc. Class C	53,472,108
50,938	CoStar Group, Inc.	17,630,151
363,528	Facebook, Inc. Class A	67,939,748
39,198	VeriSign, Inc.	4,504,634

		195,642,347

IT Services – 4.9%
13,692	Automatic Data Processing, Inc.	1,692,742
115,224	International Business Machines Corp.	18,862,169
19,960	MasterCard, Inc. Class A	3,373,240
129,027	PayPal Holdings, Inc.*	11,008,584
117,582	Sabre Corp.	2,442,178
268,478	Total System Services, Inc.	23,856,955
349,139	Visa, Inc. Class A	43,373,538

		104,609,406

Leisure Products – 0.3%
113,515	Brunswick Corp.	7,126,472

Life Sciences Tools & Services* – 1.0%
32,122	Mettler-Toledo International, Inc.	21,690,702

Machinery – 3.2%
399,327	Allison Transmission Holdings, Inc.	17,666,226
203,018	Caterpillar, Inc.	33,047,270
248,521	The Toro Co.	16,315,404

		67,028,900

Media – 1.0%
231,570	CBS Corp. Class B	13,340,748
171,338	Comcast Corp. Class A	7,287,005

		20,627,753

Metals & Mining – 1.4%
536,842	Freeport-McMoRan, Inc.*	10,468,419
433,690	Steel Dynamics, Inc.	19,689,526

		30,157,945

Multi-Utilities – 0.0%
26,276	MDU Resources Group, Inc.	695,788

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 2.9%
25,172	HollyFrontier Corp.	$ 1,207,249
305,531	Marathon Petroleum Corp.	21,164,132
169,222	Phillips 66	17,328,333
213,961	Valero Energy Corp.	20,533,837

		60,233,551

Pharmaceuticals – 0.0%
10,678	Eli Lilly & Co.	869,723

Professional Services* – 0.2%
68,140	IHS Markit Ltd.	3,252,322

Real Estate Management & Development – 0.7%
242,080	CBRE Group, Inc. Class A*	11,060,635
150,038	Realogy Holdings Corp.	4,127,546

		15,188,181

Road & Rail – 1.4%
464,939	CSX Corp.	26,394,587
30,756	Ryder System, Inc.	2,676,695

		29,071,282

Semiconductors & Semiconductor Equipment – 2.9%
428,679	Applied Materials, Inc.	22,990,055
30,965	Broadcom Ltd.	7,680,249
54,926	Maxim Integrated Products, Inc.	3,350,486
594,990	Micron Technology, Inc.*	26,012,963
30,611	ON Semiconductor Corp.*	757,316

		60,791,069

Software – 10.1%
52,081	Activision Blizzard, Inc.	3,860,765
171,593	Adobe Systems, Inc.*	34,277,418
460,955	Cadence Design Systems, Inc.*	20,678,441
190,477	Citrix Systems, Inc.*	17,668,646
123,562	Electronic Arts, Inc.*	15,687,432
143,359	Intuit, Inc.	24,069,976
932,099	Microsoft Corp.	88,558,726
65,484	Red Hat, Inc.*	8,603,288
7,350	VMware, Inc. Class A*	909,856

		214,314,548

Specialty Retail – 2.8%
232,572	Best Buy Co., Inc.	16,991,710
41,586	Lowe’s Cos., Inc.	4,355,302
255,237	Ross Stores, Inc.	21,028,977
79,148	The Home Depot, Inc.	15,900,833

		58,276,822

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.4%
675,886	Apple, Inc.(a)	$ 113,163,593
22,776	NCR Corp.*	854,328
252,756	Western Digital Corp.	22,490,229

		136,508,150

TOTAL COMMON STOCKS (Cost $1,690,964,389)		$2,063,953,852

Shares	Distribution Rate	Value
Investment Companies(b) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,525,532	1.217%	$ 22,525,532
(Cost $22,525,532)

TOTAL INVESTMENTS – 98.5% (Cost $1,713,489,921)		$2,086,479,384

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		32,564,600

NET ASSETS – 100.0%		$2,119,043,984

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	253	03/16/18	$35,746,370	$2,040,625

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 0.3%
6,694	General Dynamics Corp.	$ 1,489,281

Air Freight & Logistics – 0.1%
7,756	Expeditors International of Washington, Inc.	503,752

Airlines – 0.2%
5,319	Copa Holdings SA Class A	735,777

Auto Components – 1.4%
45,417	BorgWarner, Inc.	2,555,160
59,335	Gentex Corp.	1,405,053
12,021	Lear Corp.	2,321,736

		6,281,949

Automobiles – 0.5%
48,915	General Motors Co.	2,074,485

Banks – 11.1%
195,230	Bank of America Corp.	6,247,360
34,658	Citigroup, Inc.	2,719,960
114,698	Citizens Financial Group, Inc.	5,264,638
54,533	Comerica, Inc.	5,192,632
125,358	Fifth Third Bancorp	4,149,350
80,844	JPMorgan Chase & Co.	9,351,225
195,444	KeyCorp.	4,182,502
156,157	Regions Financial Corp.	3,002,899
15,960	SVB Financial Group*	3,934,938
16,778	Synovus Financial Corp.	845,443
83,943	Wells Fargo & Co.	5,521,771

		50,412,718

Beverages – 0.9%
46,499	Molson Coors Brewing Co. Class B	3,906,846

Biotechnology – 3.1%
3,288	AbbVie, Inc.	368,979
20,849	Alexion Pharmaceuticals, Inc.*	2,487,703
26,848	Amgen, Inc.	4,995,070
13,647	Biogen, Inc.*	4,746,563
15,541	Celgene Corp.*	1,572,128
961	Vertex Pharmaceuticals, Inc.*	160,362

		14,330,805

Building Products – 1.0%
98,305	Masco Corp.	4,390,301

Capital Markets – 2.5%
12,449	Ameriprise Financial, Inc.	2,100,146
86,506	BGC Partners, Inc. Class A	1,237,901
24,553	State Street Corp.	2,705,004
92,800	The Bank of New York Mellon Corp.	5,261,760

		11,304,811

Chemicals – 1.2%
4,557	Huntsman Corp.	157,536
42,862	LyondellBasell Industries NV Class A	5,136,582

		5,294,118

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 1.0%
60,208	ARRIS International PLC*	$ 1,523,262
63,527	Cisco Systems, Inc.	2,638,912
1,582	F5 Networks, Inc.*	228,662

		4,390,836

Construction & Engineering* – 0.1%
9,727	AECOM	380,423

Consumer Finance – 2.1%
168,216	Ally Financial, Inc.	5,007,791
7,385	Santander Consumer USA Holdings, Inc.	127,391
106,391	Synchrony Financial	4,221,595

		9,356,777

Containers & Packaging – 1.8%
116,746	Graphic Packaging Holding Co.	1,885,448
58,457	Sealed Air Corp.	2,767,939
52,336	WestRock Co.	3,487,148

		8,140,535

Diversified Financial Services – 3.4%
46,062	Berkshire Hathaway, Inc. Class B*	9,874,772
138,752	Leucadia National Corp.	3,756,017
36,831	Voya Financial, Inc.	1,911,897

		15,542,686

Diversified Telecommunication Services – 0.9%
114,643	AT&T, Inc.	4,293,380

Electric Utilities – 1.1%
37,915	Exelon Corp.	1,460,107
87,813	PG&E Corp.	3,725,905

		5,186,012

Electrical Equipment – 1.1%
66,412	AMETEK, Inc.	5,067,236

Electronic Equipment, Instruments & Components – 0.3%
58,060	Jabil, Inc.	1,476,466

Energy Equipment & Services – 1.3%
70,244	Halliburton Co.	3,772,103
61,166	National Oilwell Varco, Inc.	2,243,569

		6,015,672

Equity Real Estate Investment Trusts (REITs) – 5.4%
180,907	American Homes 4 Rent Class A	3,761,057
11,478	American Tower Corp.	1,695,301
22,833	Apple Hospitality REIT, Inc.	445,015
334	Equinix, Inc.	152,033

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
54,653	Gaming and Leisure Properties, Inc.	$ 1,991,555
222,797	Host Hotels & Resorts, Inc.	4,625,266
105,033	Kimco Realty Corp.	1,671,075
90,072	Prologis, Inc.	5,864,588
23,779	SBA Communications Corp.*	4,149,435

		24,355,325

Food & Staples Retailing – 3.5%
92,494	Wal-Mart Stores, Inc.	9,859,860
82,523	Walgreens Boots Alliance, Inc.	6,210,681

		16,070,541

Food Products – 1.9%
125,885	Conagra Brands, Inc.	4,783,630
51,752	General Mills, Inc.	3,026,975
7,162	The Hershey Co.	790,183

		8,600,788

Gas Utilities – 0.2%
20,739	UGI Corp.	949,224

Health Care Equipment & Supplies – 1.9%
32,846	Baxter International, Inc.	2,365,898
61,103	Danaher Corp.	6,188,512
1,733	Medtronic PLC	148,847

		8,703,257

Health Care Providers & Services – 5.0%
26,415	Anthem, Inc.	6,546,958
39,338	Centene Corp.*	4,218,607
7,393	Cigna Corp.	1,540,331
7,940	Express Scripts Holding Co.*	628,689
14,936	Humana, Inc.	4,209,413
7,963	UnitedHealth Group, Inc.	1,885,479
17,099	WellCare Health Plans, Inc.*	3,597,288

		22,626,765

Hotels, Restaurants & Leisure – 1.7%
15,303	Hilton Worldwide Holdings, Inc.	1,310,702
41,737	International Game Technology PLC	1,213,295
93,449	MGM Resorts International	3,406,216
6,481	Royal Caribbean Cruises Ltd.	865,537
10,517	Yum! Brands, Inc.	889,633

		7,685,383

Household Durables – 1.3%
26,829	D.R. Horton, Inc.	1,315,962
114,488	PulteGroup, Inc.	3,644,153
6,290	Whirlpool Corp.	1,141,132

		6,101,247

Shares	Description	Value
Common Stocks – (continued)
Household Products – 2.2%
80,158	Colgate-Palmolive Co.	$ 5,950,930
10,746	Kimberly-Clark Corp.	1,257,282
31,843	The Procter & Gamble Co.	2,749,325

		9,957,537

Independent Power and Renewable Electricity Producers – 1.3%
393,201	AES Corp.	4,545,404
70,881	Vistra Energy Corp.*	1,382,179

		5,927,583

Insurance – 5.0%
37,297	Arthur J. Gallagher & Co.	2,548,131
37,400	Assured Guaranty Ltd.	1,331,066
13,815	Athene Holding Ltd. Class A*	692,960
41,822	Principal Financial Group, Inc.	2,827,167
9,367	Reinsurance Group of America, Inc.	1,467,341
55,461	The Allstate Corp.	5,477,883
27,899	The Progressive Corp.	1,509,336
54,115	Torchmark Corp.	4,916,348
2,970	Unum Group	157,974
2,268	White Mountains Insurance Group Ltd.	1,904,893

		22,833,099

IT Services – 1.3%
36,169	International Business Machines Corp.	5,920,865

Leisure Products – 0.1%
7,898	Brunswick Corp.	495,837

Life Sciences Tools & Services* – 0.1%
451	Mettler-Toledo International, Inc.	304,542

Machinery – 1.7%
5,970	AGCO Corp.	433,542
28,803	Caterpillar, Inc.	4,688,552
47,417	Colfax Corp.*	1,897,628
1,086	Cummins, Inc.	204,168
2,163	Ingersoll-Rand PLC	204,685
2,161	Terex Corp.	101,610

		7,530,185

Media – 1.3%
88,353	News Corp. Class A	1,511,720
45,851	Time Warner, Inc.	4,371,893

		5,883,613

Metals & Mining – 1.9%
258,626	Freeport-McMoRan, Inc.*	5,043,207
83,680	Steel Dynamics, Inc.	3,799,072

		8,842,279

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
57,388	Two Harbors Investment Corp.	$ 846,473

Multi-Utilities – 0.9%
17,031	CMS Energy Corp.	762,137
132,279	MDU Resources Group, Inc.	3,502,748

		4,264,885

Oil, Gas & Consumable Fuels – 11.8%
3,986	Anadarko Petroleum Corp.	239,359
20,728	Andeavor	2,241,941
100,902	Chevron Corp.(a)	12,648,066
109,492	CNX Resources Corp.*	1,533,983
17,397	ConocoPhillips	1,023,118
7,682	Devon Energy Corp.	317,804
96,518	Exxon Mobil Corp.	8,426,021
63,542	HollyFrontier Corp.	3,047,474
34,463	Kosmos Energy Ltd.*	238,139
205,397	Marathon Oil Corp.	3,736,171
82,876	Marathon Petroleum Corp.	5,740,821
20,594	PBF Energy, Inc. Class A	665,804
58,452	Phillips 66	5,985,485
120,616	Range Resources Corp.	1,718,778
62,446	Valero Energy Corp.	5,992,943

		53,555,907

Pharmaceuticals – 3.1%
16,980	Bristol-Myers Squibb Co.	1,062,948
47,607	Johnson & Johnson	6,578,811
31,499	Merck & Co., Inc.	1,866,316
15,776	Perrigo Co. PLC	1,429,621
88,622	Pfizer, Inc.	3,282,559

		14,220,255

Professional Services – 0.7%
31,160	IHS Markit Ltd.*	1,487,267
42,173	Nielsen Holdings PLC	1,577,692

		3,064,959

Real Estate Management & Development – 2.2%
107,900	CBRE Group, Inc. Class A*	4,929,951
3,186	Jones Lang LaSalle, Inc.	498,131
163,189	Realogy Holdings Corp.	4,489,330

		9,917,412

Road & Rail – 2.1%
75,730	CSX Corp.	4,299,192
18,007	Kansas City Southern	2,037,132
3,054	Norfolk Southern Corp.	460,787
29,286	Ryder System, Inc.	2,548,761

		9,345,872

Semiconductors & Semiconductor Equipment – 1.7%
72,535	Intel Corp.	3,491,835
95,249	Micron Technology, Inc.*	4,164,286

		7,656,121

Shares	Description	Value
Common Stocks – (continued)
Software – 0.1%
1,936	Intuit, Inc.	$ 325,054
4,238	Oracle Corp.	218,639

		543,693

Specialty Retail – 1.6%
68,258	Best Buy Co., Inc.	4,986,929
25,907	Ross Stores, Inc.	2,134,478
6,984	The Gap, Inc.	232,148

		7,353,555

Technology Hardware, Storage & Peripherals – 1.9%
149,702	HP, Inc.	3,491,051
60,471	Western Digital Corp.	5,380,709

		8,871,760

Tobacco – 0.2%
8,587	Philip Morris International, Inc.	920,784

TOTAL COMMON STOCKS (Cost $402,204,028)		$443,924,612

Shares	Distribution Rate	Value
Investment Company(b) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,998,775	1.217%	$ 4,998,775
(Cost $4,998,775)

TOTAL INVESTMENTS – 98.8% (Cost $407,202,803)		$448,923,387

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		5,649,440

NET ASSETS – 100.0%		$454,572,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long Position Contracts
S&P 500 E-Mini Index	54	03/16/18	$7,629,660	$76,313

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.6%
15,011	Curtiss-Wright Corp.	$ 1,961,337
25,578	Esterline Technologies Corp.*	1,881,262
17,451	KLX, Inc.*	1,233,088

		5,075,687

Air Freight & Logistics – 0.1%
4,202	Forward Air Corp.	255,103

Auto Components – 2.0%
16,277	Cooper-Standard Holdings, Inc.*	2,027,952
51,661	Dana, Inc.	1,704,296
11,277	Dorman Products, Inc.*	850,737
33,783	Tenneco, Inc.	1,959,752

		6,542,737

Banks – 6.1%
6,051	Banner Corp.	328,811
6,274	Cadence BanCorp*	175,546
30,420	Cathay General Bancorp	1,330,571
45,608	Central Pacific Financial Corp.	1,348,629
37,185	CVB Financial Corp.	870,129
8,880	Fidelity Southern Corp.	212,765
55,054	First Busey Corp.	1,705,573
5,327	First Citizens BancShares, Inc. Class A	2,266,159
10,373	First Financial Corp.	480,270
6,248	First Foundation, Inc.*	121,524
41,800	Hanmi Financial Corp.	1,316,700
21,399	Heartland Financial USA, Inc.	1,137,357
48,369	International Bancshares Corp.	2,007,313
6,514	NBT Bancorp, Inc.	240,432
7,392	Northeast Bancorp	165,211
43,272	OFG Bancorp	493,301
2,751	Peapack Gladstone Financial Corp.	97,715
26,574	Seacoast Banking Corp. of Florida*	685,343
3,221	Sierra Bancorp	88,191
36,718	TriCo Bancshares	1,357,832
2,595	TriState Capital Holdings, Inc.*	62,410
28,462	UMB Financial Corp.	2,168,235
19,432	United Community Banks, Inc.	615,606
7,841	Wintrust Financial Corp.	673,542

		19,949,165

Beverages(a) – 0.3%
10,286	National Beverage Corp.	1,136,294

Biotechnology* – 7.5%
25,829	Acceleron Pharma, Inc.	1,072,162
76,889	Akebia Therapeutics, Inc.	1,136,419
9,075	AMAG Pharmaceuticals, Inc.	130,226
7,587	Array BioPharma, Inc.	112,439

Shares	Description	Value
Common Stocks – (continued)
Biotechnology* – (continued)
14,052	BioSpecifics Technologies Corp.	$ 601,707
5,807	Bluebird Bio, Inc.	1,189,854
11,287	Calithera Biosciences, Inc.	90,296
18,232	Catalyst Pharmaceuticals, Inc.	61,806
25,725	ChemoCentryx, Inc.	240,529
6,783	Concert Pharmaceuticals, Inc.	136,203
57,342	CytomX Therapeutics, Inc.	1,533,898
13,218	Enanta Pharmaceuticals, Inc.	1,122,869
7,404	Epizyme, Inc.	119,575
11,302	Exact Sciences Corp.	561,822
25,902	FibroGen, Inc.	1,516,562
55,097	Genomic Health, Inc.	1,829,771
10,805	Global Blood Therapeutics, Inc.	625,610
105,647	Halozyme Therapeutics, Inc.	1,973,486
23,315	Ignyta, Inc.	627,173
3,084	Ligand Pharmaceuticals, Inc.	486,100
3,235	MiMedx Group, Inc.(a)	54,186
4,881	Momenta Pharmaceuticals, Inc.	82,977
21,184	Myriad Genetics, Inc.	781,266
187,239	PDL BioPharma, Inc.	516,780
18,922	Pieris Pharmaceuticals, Inc.	142,483
7,399	Portola Pharmaceuticals, Inc.	379,643
32,533	PTC Therapeutics, Inc.	855,293
3,124	Puma Biotechnology, Inc.	208,839
42,692	Retrophin, Inc.	1,020,766
12,499	Sage Therapeutics, Inc.	2,372,310
65,296	Sangamo Therapeutics, Inc.	1,361,422
2,426	Sarepta Therapeutics, Inc.	159,000
58,392	Spectrum Pharmaceuticals, Inc.	1,257,764

		24,361,236

Building Products* – 1.6%
62,437	Builders FirstSource, Inc.	1,337,400
10,788	Caesarstone Ltd.	228,706
66,727	Continental Building Products, Inc.	1,898,383
13,105	Masonite International Corp.	914,074
15,764	PGT Innovations, Inc.	251,436
4,078	Trex Co., Inc.	455,064

		5,085,063

Capital Markets – 3.0%
26,791	Evercore, Inc. Class A	2,693,835
41,930	Houlihan Lokey, Inc.	2,000,061
68,722	Investment Technology Group, Inc.	1,467,902
23,418	Moelis & Co. Class A	1,210,711
25,501	Piper Jaffray Cos.	2,353,742

		9,726,251

Chemicals – 2.7%
12,801	Chase Corp.	1,438,192
27,828	Ingevity Corp.*	2,018,922
35,217	Innophos Holdings, Inc.	1,629,491
19,778	Kraton Corp.*	994,042
27,129	Minerals Technologies, Inc.	2,038,744

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
5,422	Rayonier Advanced Materials, Inc.	$ 102,584
2,043	Stepan Co.	160,212
13,390	Tronox Ltd. Class A	262,846

		8,645,033

Commercial Services & Supplies – 2.8%
22,678	ACCO Brands Corp.*	268,734
48,160	Brady Corp. Class A	1,842,120
74,173	Kimball International, Inc. Class B	1,377,393
18,208	Matthews International Corp. Class A	1,019,648
43,678	McGrath RentCorp	2,087,808
21,931	MSA Safety, Inc.	1,717,417
25,216	Quad/Graphics, Inc.	557,778
1,139	UniFirst Corp.	188,277
1,004	VSE Corp.	49,748

		9,108,923

Communications Equipment – 1.0%
18,897	CalAmp Corp.*	462,599
31,032	Comtech Telecommunications Corp.	671,222
9,392	Extreme Networks, Inc.*	141,162
2,209	InterDigital, Inc.	172,412
57,968	NetScout Systems, Inc.*	1,652,088

		3,099,483

Construction & Engineering – 2.1%
16,195	Argan, Inc.	706,102
9,541	Comfort Systems USA, Inc.	406,447
27,753	EMCOR Group, Inc.	2,255,764
6,126	Granite Construction, Inc.	408,543
99,790	KBR, Inc.	2,029,728
43,699	Primoris Services Corp.	1,136,174

		6,942,758

Consumer Finance – 0.8%
62,211	Enova International, Inc.*	1,113,577
2,209	FirstCash, Inc.	161,478
21,067	Green Dot Corp. Class A*	1,290,564
31,782	LendingClub Corp.*	116,322
2,916	Regional Management Corp.*	82,698

		2,764,639

Containers & Packaging – 0.0%
963	Greif, Inc. Class A	56,933

Distributors – 0.0%
1,662	Weyco Group, Inc.	51,489

Diversified Consumer Services* – 0.6%
2,527	American Public Education, Inc.	64,186
117,659	Houghton Mifflin Harcourt Co.	988,336
57,027	K12, Inc.	989,418

		2,041,940

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 1.4%
1,995	Cincinnati Bell, Inc.*	$ 34,414
43,372	Cogent Communications Holdings, Inc.	1,956,077
52,466	Consolidated Communications Holdings, Inc.	653,202
173,969	Vonage Holdings Corp.*	1,946,713

		4,590,406

Electric Utilities – 0.6%
1,296	Otter Tail Corp.	55,210
48,324	Portland General Electric Co.	2,046,521

		2,101,731

Electrical Equipment – 0.3%
11,633	EnerSys	817,916
2,357	Generac Holdings, Inc.*	115,328

		933,244

Electronic Equipment, Instruments & Components – 2.7%
60,484	AVX Corp.	1,085,083
53,821	Benchmark Electronics, Inc.*	1,558,118
13,150	CTS Corp.	361,625
6,843	Daktronics, Inc.	63,366
57,859	Electro Scientific Industries, Inc.*	1,355,058
25,458	Kimball Electronics, Inc.*	470,973
10,592	Rogers Corp.*	1,745,349
101,863	Vishay Intertechnology, Inc.	2,235,893

		8,875,465

Energy Equipment & Services* – 3.3%
51,600	Exterran Corp.	1,490,208
44,678	Matrix Service Co.	799,736
200,885	McDermott International, Inc.	1,763,770
31,185	Newpark Resources, Inc.	283,784
48,381	Oil States International, Inc.	1,548,192
73,524	Pioneer Energy Services Corp.	238,953
91,309	ProPetro Holding Corp.	1,705,652
2,410	RigNet, Inc.	39,765
8,957	Rowan Cos. PLC Class A	131,847
17,322	SEACOR Holdings, Inc.	806,859
25,600	Smart Sand, Inc.	235,264
91,127	Superior Energy Services, Inc.	952,277
43,721	TETRA Technologies, Inc.	167,889
23,858	Unit Corp.	578,079

		10,742,275

Equity Real Estate Investment Trusts (REITs) – 4.9%
34,118	Alexander & Baldwin, Inc.	904,809
15,647	Chatham Lodging Trust	350,493

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
168,151	DiamondRock Hospitality Co.	$ 1,977,456
5,534	Education Realty Trust, Inc.	182,788
7,515	Hersha Hospitality Trust	139,403
27,189	iStar, Inc.*	286,844
16,881	Kite Realty Group Trust	284,614
12,304	PS Business Parks, Inc.	1,502,441
52,847	Rexford Industrial Realty, Inc.	1,569,027
14,103	RLJ Lodging Trust	326,061
28,134	Ryman Hospitality Properties, Inc.	2,153,658
131,258	Sunstone Hotel Investors, Inc.	2,211,697
21,595	Terreno Realty Corp.	768,782
56,921	Tier REIT, Inc.	1,104,837
90,803	Xenia Hotels & Resorts, Inc.	2,015,827

		15,778,737

Food & Staples Retailing – 0.3%
5,813	Ingles Markets, Inc. Class A	195,317
20,562	Smart & Final Stores, Inc.*	193,283
16,737	Village Super Market, Inc. Class A	392,985
1,557	Weis Markets, Inc.	61,906

		843,491

Food Products – 0.3%
31,530	Dean Foods Co.	326,966
879	J&J Snack Foods Corp.	121,689
3,229	John B. Sanfilippo & Son, Inc.	202,200
1,697	Lancaster Colony Corp.	217,895
1,135	Sanderson Farms, Inc.	144,031

		1,012,781

Gas Utilities – 0.6%
14,227	ONE Gas, Inc.	1,007,699
13,183	Southwest Gas Holdings, Inc.	970,005

		1,977,704

Health Care Equipment & Supplies – 1.6%
1,057	Analogic Corp.	87,625
19,397	Anika Therapeutics, Inc.*	1,294,168
2,149	AtriCure, Inc.*	35,050
737	Cantel Medical Corp.	81,756
1,335	Halyard Health, Inc.*	65,161
9,012	LivaNova PLC*	770,977
23,505	Masimo Corp.*	2,215,111
15,373	NxStage Medical, Inc.*	384,786
2,841	Orthofix International NV*	163,187

		5,097,821

Health Care Providers & Services – 2.1%
41,939	Aceto Corp.	461,748
1,532	Amedisys, Inc.*	82,146
4,899	LHC Group, Inc.*	307,657
21,580	Magellan Health, Inc.*	2,149,368
26,768	Molina Healthcare, Inc.*	2,445,525
6,720	National HealthCare Corp.	419,126
39,678	Triple-S Management Corp. Class B*	911,801

		6,777,371

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology* – 0.5%
12,914	Allscripts Healthcare Solutions, Inc.	$ 192,548
12,427	Medidata Solutions, Inc.	846,403
27,936	Quality Systems, Inc.	363,168
2,709	Vocera Communications, Inc.	79,373

		1,481,492

Hotels, Restaurants & Leisure – 2.8%
22,452	BJ’s Restaurants, Inc.	847,563
24,012	Boyd Gaming Corp.	947,754
2,036	Cracker Barrel Old Country Store, Inc.	359,313
25,006	Dave & Buster’s Entertainment, Inc.*	1,175,282
14,264	International Speedway Corp. Class A	661,850
6,614	Monarch Casino & Resort, Inc.*	301,334
48,054	Penn National Gaming, Inc.*	1,533,403
3,200	Planet Fitness, Inc. Class A*	108,032
30,586	Scientific Games Corp. Class A*	1,426,837
27,342	Texas Roadhouse, Inc.	1,605,522

		8,966,890

Household Durables – 1.9%
3,236	Bassett Furniture Industries, Inc.	109,862
53,694	KB Home	1,692,435
56,423	MDC Holdings, Inc.	1,902,019
21,197	TopBuild Corp.*	1,622,418
43,447	TRI Pointe Group, Inc.*	708,621

		6,035,355

Household Products* – 0.3%
23,095	Central Garden & Pet Co. Class A	871,143

Insurance – 2.8%
75,878	American Equity Investment Life Holding Co.	2,503,974
30,826	Argo Group International Holdings Ltd.	1,889,634
17,078	FBL Financial Group, Inc. Class A	1,188,629
131,465	Genworth Financial, Inc. Class A*	402,283
27,458	Health Insurance Innovations, Inc. Class A*(a)	712,535
48,453	Maiden Holdings Ltd.	341,594
36,309	Stewart Information Services Corp.	1,616,113
14,578	Trupanion, Inc.*	509,064

		9,163,826

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.8%
38,363	Groupon, Inc.*	$ 202,940
65,376	Liberty TripAdvisor Holdings, Inc. Class A*	575,309
20,846	Nutrisystem, Inc.	901,589
1,812	PetMed Express, Inc.	81,902
10,277	Shutterfly, Inc.*	700,378

		2,462,118

Internet Software & Services – 4.2%
16,826	Appfolio, Inc. Class A*	712,581
67,572	Blucora, Inc.*	1,648,757
17,681	Box, Inc. Class A*	393,225
11,504	Cars.com, Inc.*	341,554
43,524	CommerceHub, Inc. Class C*	839,578
23,708	Cornerstone OnDemand, Inc.*	975,110
16,494	Envestnet, Inc.*	886,553
91,424	Etsy, Inc.*	1,715,114
24,718	Five9, Inc.*	642,915
23,637	Hortonworks, Inc.*	471,558
35,965	New Relic, Inc.*	2,148,190
26,843	NIC, Inc.	445,594
4,435	Nutanix, Inc. Class A*	142,364
24,177	Q2 Holdings, Inc.*	1,023,896
11,601	QuinStreet, Inc.*	108,237
23,589	Web.com Group, Inc.*	548,444
12,798	Yelp, Inc.*	560,808

		13,604,478

IT Services – 0.7%
5,706	Convergys Corp.	132,779
25,895	CSG Systems International, Inc.	1,169,677
24,385	Everi Holdings, Inc.*	188,740
37,157	EVERTEC, Inc.	581,507
5,520	Perficient, Inc.*	106,922
5,839	Sykes Enterprises, Inc.*	181,126

		2,360,751

Leisure Products – 1.2%
129,738	Callaway Golf Co.	1,916,230
2,804	Johnson Outdoors, Inc. Class A	168,997
10,758	Malibu Boats, Inc. Class A*	357,811
39,775	MCBC Holdings, Inc.*	961,362
10,870	Nautilus, Inc.*	139,679
23,531	Vista Outdoor, Inc.*	356,495

		3,900,574

Life Sciences Tools & Services* – 0.2%
12,368	Cambrex Corp.	696,937

Machinery – 1.4%
2,078	Alamo Group, Inc.	239,032
34,992	Hillenbrand, Inc.	1,550,146
9,308	Hurco Cos., Inc.	420,256
10,750	Kadant, Inc.	1,077,688
10,212	Miller Industries, Inc.	266,023
17,241	SPX FLOW, Inc.*	799,465
11,394	TriMas Corp.*	303,080

		4,655,690

Shares	Description	Value
Common Stocks – (continued)
Marine – 0.2%
17,348	Matson, Inc.	$ 593,475

Media – 0.6%
83,497	Gannett Co., Inc.	985,265
10,461	MSG Networks, Inc. Class A*	251,064
36,787	New Media Investment Group, Inc.	621,700
3,408	tronc, Inc.*	69,523

		1,927,552

Metals & Mining – 2.1%
41,827	Carpenter Technology Corp.	2,149,908
8,375	Haynes International, Inc.	299,825
34,671	Materion Corp.	1,723,149
57,685	Schnitzer Steel Industries, Inc. Class A	1,972,827
55,016	SunCoke Energy, Inc.*	610,677

		6,756,386

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
19,694	AG Mortgage Investment Trust, Inc.	343,463
46,020	PennyMac Mortgage Investment Trust	754,728
11,174	Redwood Trust, Inc.	166,381

		1,264,572

Multi-Utilities – 0.4%
15,681	Black Hills Corp.	871,080
9,188	Unitil Corp.	406,201

		1,277,281

Oil, Gas & Consumable Fuels – 3.0%
23,407	Arch Coal, Inc. Class A	2,106,864
46,959	Cloud Peak Energy, Inc.*	234,795
53,040	Delek US Holdings, Inc.	1,850,566
186,285	Denbury Resources, Inc.*	452,672
17,153	Energy XXI Gulf Coast, Inc.*	115,097
10,685	Halcon Resources Corp.*	85,373
53,396	Par Pacific Holdings, Inc.*	973,409
51,665	Peabody Energy Corp.*	2,087,783
15,265	REX American Resources Corp.*	1,246,387
15,729	Stone Energy Corp.*	568,446
29,082	W&T Offshore, Inc.*	140,757

		9,862,149

Paper & Forest Products – 1.4%
25,832	Boise Cascade Co.	1,148,232
27,624	KapStone Paper & Packaging Corp.	956,895
80,719	Louisiana-Pacific Corp.*	2,390,090

		4,495,217

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.2%
10,058	Inter Parfums, Inc.	$ 458,645
5,096	Medifast, Inc.	350,146

		808,791

Pharmaceuticals – 1.4%
25,339	Catalent, Inc.*	1,179,277
6,596	Horizon Pharma PLC*	95,972
43,769	Innoviva, Inc.*	638,590
2,849	Intersect ENT, Inc.*	106,410
46,929	Phibro Animal Health Corp. Class A	1,597,932
24,787	Supernus Pharmaceuticals, Inc.*	967,932

		4,586,113

Professional Services – 3.6%
6,599	Barrett Business Services, Inc.	459,884
50,788	CBIZ, Inc.*	838,002
11,662	CRA International, Inc.	541,467
1,211	Forrester Research, Inc.	52,860
10,296	ICF International, Inc.*	546,718
31,638	Insperity, Inc.	1,937,827
46,003	Kelly Services, Inc. Class A	1,302,345
30,017	Korn/Ferry International	1,337,558
24,642	On Assignment, Inc.*	1,886,838
79,048	RPX Corp.	1,109,834
34,820	TriNet Group, Inc.*	1,527,553

		11,540,886

Real Estate Management & Development – 0.4%
1,549	HFF, Inc. Class A	76,226
8,318	RE/MAX Holdings, Inc. Class A	410,493
7,542	Tejon Ranch Co.*	164,491
43,012	The St. Joe Co.*(a)	808,626

		1,459,836

Road & Rail – 1.6%
9,644	Covenant Transportation Group, Inc. Class A*	282,859
21,007	Heartland Express, Inc.	476,649
85,066	Marten Transport Ltd.	1,973,531
2,858	Saia, Inc.*	215,922
52,969	Werner Enterprises, Inc.	2,155,838

		5,104,799

Semiconductors & Semiconductor Equipment – 4.0%
56,984	Amkor Technology, Inc.*	573,259
12,636	Axcelis Technologies, Inc.*	327,272
23,271	Cabot Microelectronics Corp.	2,371,082
1,788	Cirrus Logic, Inc.*	88,631
55,434	Diodes, Inc.*	1,562,684
74,889	Entegris, Inc.	2,437,637
63,417	FormFactor, Inc.*	910,034
23,171	MKS Instruments, Inc.(b)	2,370,393
118,702	Photronics, Inc.*	997,097
8,558	Rambus, Inc.*	108,088

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
9,885	Rudolph Technologies, Inc.*	$ 258,987
11,998	Silicon Laboratories, Inc.*	1,154,208

		13,159,372

Software – 2.6%
51,903	Bottomline Technologies de, Inc.*	1,894,460
9,542	Fair Isaac Corp.	1,647,522
6,529	HubSpot, Inc.*	633,639
31,361	Imperva, Inc.*	1,372,044
8,039	MicroStrategy, Inc. Class A*	1,107,211
12,889	Paylocity Holding Corp.*	673,966
12,641	RingCentral, Inc. Class A*	686,406
8,116	Varonis Systems, Inc.*	440,699

		8,455,947

Specialty Retail – 2.9%
25,356	Abercrombie & Fitch Co. Class A	525,123
5,818	America’s Car-Mart, Inc.*	268,210
123,491	American Eagle Outfitters, Inc.	2,222,838
29,234	Asbury Automotive Group, Inc.*	2,123,850
2,314	Caleres, Inc.	68,587
7,971	Citi Trends, Inc.	187,398
130,142	Express, Inc.*	908,391
1,257	Five Below, Inc.*	81,617
7,031	Haverty Furniture Cos., Inc.	156,791
19,634	Shoe Carnival, Inc.	448,637
12,137	Sleep Number Corp.*	456,837
29,796	Tailored Brands, Inc.	720,765
49,473	The Finish Line, Inc. Class A	560,529
28,186	Zumiez, Inc.*	584,860

		9,314,433

Textiles, Apparel & Luxury Goods* – 1.3%
78,989	Crocs, Inc.	1,067,141
25,502	Deckers Outdoor Corp.	2,185,777
39,920	Fossil Group, Inc.(a)	317,763
19,137	Unifi, Inc.	681,469

		4,252,150

Thrifts & Mortgage Finance – 2.3%
8,467	BankFinancial Corp.	134,456
61,749	Beneficial Bancorp, Inc.	1,003,421
123,241	Capitol Federal Financial, Inc.	1,611,992
21,020	Federal Agricultural Mortgage Corp. Class C	1,686,855
4,807	First Defiance Financial Corp.	267,077
13,733	Home Bancorp, Inc.	588,597
9,851	Meridian Bancorp, Inc.	201,453
5,460	Meta Financial Group, Inc.	638,820
123,645	TrustCo Bank Corp. NY	1,063,347
36,820	United Community Financial Corp.	358,995

		7,555,013

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 1.8%
5,988	Aircastle Ltd.	$ 141,437
3,174	Applied Industrial Technologies, Inc.	234,083
6,757	Beacon Roofing Supply, Inc.*	408,799
13,616	GMS, Inc.*	466,756
46,216	H&E Equipment Services, Inc.	1,819,986
42,930	Rush Enterprises, Inc. Class A*	2,320,366
28,817	Titan Machinery, Inc.*	619,277

		6,010,704

Water Utilities – 0.0%
1,283	Artesian Resources Corp. Class A	47,702
1,699	Middlesex Water Co.	63,984

		111,686

Wireless Telecommunication Services – 0.2%
17,952	Boingo Wireless, Inc.*	435,336
9,669	Spok Holdings, Inc.	150,836

		586,172

TOTAL COMMON STOCKS (Cost $273,359,063)		$316,895,548

Shares	Distribution Rate	Value
Investment Companies(c) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,612,605	1.217%	$ 3,612,605
(Cost $3,612,605)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $276,971,668)		$320,508,153

Securities Lending Reinvestment Vehicle(c) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,011,431	1.217%	$ 2,011,431
(Cost $2,011,431)

TOTAL INVESTMENTS – 99.2% (Cost $278,983,099)		$322,519,584

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,506,594

NET ASSETS – 100.0%		$325,026,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long Position Contracts
E-mini Russell 2000 Index	80	03/16/18	$6,304,000	$202,057

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.0%
27,087	Curtiss-Wright Corp.	$ 3,539,187
43,720	Esterline Technologies Corp.*	3,215,606

		6,754,793

Air Freight & Logistics – 0.2%
17,431	Forward Air Corp.	1,058,236

Auto Components – 2.3%
27,957	Cooper-Standard Holdings, Inc.*	3,483,162
127,326	Dana, Inc.	4,200,485
37,645	Dorman Products, Inc.*	2,839,939
79,218	Tenneco, Inc.	4,595,436

		15,119,022

Banks – 1.1%
29,108	Central Pacific Financial Corp.	860,724
53,591	First Busey Corp.	1,660,249
4,118	First Citizens BancShares, Inc. Class A	1,751,838
74,908	International Bancshares Corp.	3,108,682

		7,381,493

Beverages(a) – 0.5%
30,510	National Beverage Corp.	3,370,440

Biotechnology* – 10.7%
66,514	Acceleron Pharma, Inc.	2,760,996
14,934	Acorda Therapeutics, Inc.	387,537
178,494	Akebia Therapeutics, Inc.	2,638,141
7,249	AnaptysBio, Inc.	763,972
75,073	Array BioPharma, Inc.	1,112,582
3,324	Avexis, Inc.	411,279
22,823	BioSpecifics Technologies Corp.	977,281
11,305	Bluebird Bio, Inc.	2,316,395
20,468	Blueprint Medicines Corp.	1,609,808
41,819	Calithera Biosciences, Inc.	334,552
126,778	Catalyst Pharmaceuticals, Inc.	429,777
79,585	ChemoCentryx, Inc.	744,120
27,118	Concert Pharmaceuticals, Inc.	544,529
158,661	CytomX Therapeutics, Inc.	4,244,182
29,876	Dyax Corp.(c)	89,628
21,808	Editas Medicine, Inc.	796,210
15,617	Enanta Pharmaceuticals, Inc.	1,326,664
38,437	Epizyme, Inc.	620,758
64,615	Exact Sciences Corp.	3,212,012
87,081	FibroGen, Inc.	5,098,593
98,694	Genomic Health, Inc.	3,277,628
45,858	Global Blood Therapeutics, Inc.	2,655,178
250,699	Halozyme Therapeutics, Inc.	4,683,057
13,800	Heron Therapeutics, Inc.	298,770
88,396	Ignyta, Inc.	2,377,852
16,218	ImmunoGen, Inc.	148,881
21,958	Ligand Pharmaceuticals, Inc.	3,461,020
58,656	MiMedx Group, Inc.(a)	982,488

Shares	Description	Value
Common Stocks – (continued)
Biotechnology* – (continued)
25,921	Momenta Pharmaceuticals, Inc.	$ 440,657
99,937	Pieris Pharmaceuticals, Inc.	752,526
36,555	Portola Pharmaceuticals, Inc.	1,875,637
4,527	Prothena Corp. PLC	189,229
74,393	PTC Therapeutics, Inc.	1,955,792
16,158	Puma Biotechnology, Inc.	1,080,162
16,433	REGENXBIO, Inc.	440,404
13,235	Repligen Corp.	468,122
57,768	Retrophin, Inc.	1,381,233
38,556	Sage Therapeutics, Inc.	7,317,929
166,477	Sangamo Therapeutics, Inc.	3,471,045
13,227	Sarepta Therapeutics, Inc.	866,898
69,619	Spectrum Pharmaceuticals, Inc.	1,499,593
15,384	Ultragenyx Pharmaceutical, Inc.	820,736
26,589	Vanda Pharmaceuticals, Inc.	421,436

		71,285,289

Building Products* – 2.3%
183,220	Builders FirstSource, Inc.	3,924,572
25,022	Caesarstone Ltd.	530,466
142,000	Continental Building Products, Inc.	4,039,900
38,267	Masonite International Corp.	2,669,123
70,467	PGT Innovations, Inc.	1,123,949
5,684	Ply Gem Holdings, Inc.	121,922
22,516	Trex Co., Inc.	2,512,561

		14,922,493

Capital Markets – 3.1%
60,948	Evercore, Inc. Class A	6,128,322
88,954	Houlihan Lokey, Inc.	4,243,106
130,686	Investment Technology Group, Inc.	2,791,453
43,732	Moelis & Co. Class A	2,260,944
47,771	Piper Jaffray Cos.	4,409,263
10,266	Westwood Holdings Group, Inc.	672,115

		20,505,203

Chemicals – 2.7%
5,846	A. Schulman, Inc.	227,994
22,686	Chase Corp.	2,548,772
18,708	Ferro Corp.*	440,012
68,319	Ingevity Corp.*	4,956,544
25,984	Innophos Holdings, Inc.	1,202,280
2,625	KMG Chemicals, Inc.	159,469
49,382	Kraton Corp.*	2,481,939
56,093	Minerals Technologies, Inc.	4,215,389
17,040	PolyOne Corp.	740,558
28,363	Rayonier Advanced Materials, Inc.	536,628
7,953	Stepan Co.	623,674

		18,133,259

Commercial Services & Supplies – 2.9%
107,846	Brady Corp. Class A	4,125,109

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
153,081	Kimball International, Inc. Class B	$ 2,842,714
54,754	Matthews International Corp. Class A	3,066,224
74,471	McGrath RentCorp	3,559,714
53,416	MSA Safety, Inc.	4,183,007
41,697	Quad/Graphics, Inc.	922,338
8,712	Tetra Tech, Inc.	432,986

		19,132,092

Communications Equipment – 0.9%
19,491	Aerohive Networks, Inc.*	80,108
68,957	CalAmp Corp.*	1,688,067
17,348	Comtech Telecommunications Corp.	375,237
78,714	Extreme Networks, Inc.*	1,183,072
27,841	InterDigital, Inc.	2,172,990
24,385	NetScout Systems, Inc.*	694,973

		6,194,447

Construction & Engineering – 2.6%
39,390	Argan, Inc.	1,717,404
43,108	Comfort Systems USA, Inc.	1,836,401
64,275	EMCOR Group, Inc.	5,224,272
28,032	Granite Construction, Inc.	1,869,454
168,889	KBR, Inc.	3,435,202
110,697	Primoris Services Corp.	2,878,122

		16,960,855

Consumer Finance – 1.0%
115,459	Enova International, Inc.*	2,066,716
10,756	FirstCash, Inc.	786,264
52,277	Green Dot Corp. Class A*	3,202,489
139,944	LendingClub Corp.*	512,195
7,323	Regional Management Corp.*	207,680

		6,775,344

Containers & Packaging – 0.1%
6,905	Greif, Inc. Class A	408,224

Diversified Consumer Services – 0.7%
6,522	Collectors Universe, Inc.	180,790
11,187	Grand Canyon Education, Inc.*	1,040,279
277,446	Houghton Mifflin Harcourt Co.*	2,330,546
48,533	K12, Inc.*	842,048
8,493	Weight Watchers International, Inc.*	546,015

		4,939,678

Diversified Telecommunication Services – 1.5%
97,437	Cogent Communications Holdings, Inc.	4,394,409
87,659	Consolidated Communications Holdings, Inc.	1,091,354
408,582	Vonage Holdings Corp.*	4,572,033

		10,057,796

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 0.5%
3,525	Allied Motion Technologies, Inc.	$ 122,846
32,196	EnerSys	2,263,701
24,438	Generac Holdings, Inc.*	1,195,751

		3,582,298

Electronic Equipment, Instruments & Components – 1.5%
10,679	Benchmark Electronics, Inc.*	309,157
76,776	Electro Scientific Industries, Inc.*	1,798,094
2,373	Littelfuse, Inc.	515,748
3,000	OSI Systems, Inc.*	198,240
32,518	Rogers Corp.*	5,358,316
80,766	Vishay Intertechnology, Inc.	1,772,814

		9,952,369

Energy Equipment & Services* – 1.5%
55,176	Exterran Corp.	1,593,483
35,910	Matrix Service Co.	642,789
209,750	McDermott International, Inc.	1,841,605
190,497	ProPetro Holding Corp.	3,558,484
5,512	RigNet, Inc.	90,948
6,678	SEACOR Holdings, Inc.	311,061
102,126	Smart Sand, Inc.	938,538
57,758	Superior Energy Services, Inc.	603,571
3,520	Unit Corp.	85,290

		9,665,769

Equity Real Estate Investment Trusts (REITs) – 2.5%
268,096	DiamondRock Hospitality Co.	3,152,809
8,469	Potlatch Corp.	448,010
19,899	PS Business Parks, Inc.	2,429,867
81,102	Rexford Industrial Realty, Inc.	2,407,918
70,833	Ryman Hospitality Properties, Inc.	5,422,266
10,704	Sunstone Hotel Investors, Inc.	180,362
43,559	Terreno Realty Corp.	1,550,701
17,381	UMH Properties, Inc.	232,558
34,191	Xenia Hotels & Resorts, Inc.	759,040

		16,583,531

Food Products – 0.4%
84,364	Dean Foods Co.	874,855
5,114	J&J Snack Foods Corp.	707,982
4,580	John B. Sanfilippo & Son, Inc.	286,800
5,439	Lancaster Colony Corp.	698,367

		2,568,004

Gas Utilities – 0.2%
20,769	Southwest Gas Holdings, Inc.	1,528,183

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.0%
49,378	Anika Therapeutics, Inc.*	$ 3,294,500
69,913	AtriCure, Inc.*	1,140,281
27,021	Cantel Medical Corp.	2,997,440
2,093	Cutera, Inc.*	103,813
8,458	Haemonetics Corp.*	546,810
6,138	Inogen, Inc.*	747,854
63,534	Masimo Corp.*	5,987,444
11,836	Novocure Ltd.*	265,718
36,702	NuVasive, Inc.*	1,793,627
80,937	NxStage Medical, Inc.*	2,025,853
14,411	Orthofix International NV*	827,768
1,890	Penumbra, Inc.*	188,244
11,472	STAAR Surgical Co.*	180,110

		20,099,462

Health Care Providers & Services – 2.8%
29,753	Aceto Corp.	327,581
24,310	Amedisys, Inc.*	1,303,502
6,663	American Renal Associates Holdings, Inc.*	125,997
5,314	CorVel Corp.*	274,468
23,660	Cross Country Healthcare, Inc.*	331,477
11,583	Encompass Health Corp.	612,972
20,926	HealthEquity, Inc.*	1,059,274
37,566	LHC Group, Inc.*	2,359,145
43,785	Magellan Health, Inc.*	4,360,986
68,430	Molina Healthcare, Inc.*	6,251,765
1,948	National HealthCare Corp.	121,497
14,882	Tivity Health, Inc.*	576,677
46,995	Triple-S Management Corp. Class B*	1,079,945

		18,785,286

Health Care Technology* – 1.4%
7,489	HealthStream, Inc.	176,141
14,400	HMS Holdings Corp.	246,672
33,283	Inovalon Holdings, Inc. Class A(a)	432,679
61,539	Medidata Solutions, Inc.	4,191,421
38,177	Omnicell, Inc.	1,872,582
81,194	Quality Systems, Inc.	1,055,522
40,406	Vocera Communications, Inc.	1,183,896

		9,158,913

Hotels, Restaurants & Leisure – 3.7%
53,634	BJ’s Restaurants, Inc.	2,024,683
80,204	Boyd Gaming Corp.	3,165,652
8,260	Cracker Barrel Old Country Store, Inc.(a)	1,457,725
77,679	Dave & Buster’s Entertainment, Inc.*	3,650,913
106,016	Penn National Gaming, Inc.*	3,382,971
47,599	Planet Fitness, Inc. Class A*	1,606,942
80,374	Scientific Games Corp. Class A*	3,749,447
93,840	Texas Roadhouse, Inc.	5,510,285

		24,548,618

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 2.0%
121,601	KB Home	$ 3,832,863
104,115	MDC Holdings, Inc.	3,509,717
4,556	Meritage Homes Corp.*	216,182
57,487	TopBuild Corp.*	4,400,055
77,386	TRI Pointe Group, Inc.*	1,262,166

		13,220,983

Household Products* – 0.3%
46,910	Central Garden & Pet Co. Class A	1,769,445

Insurance – 2.0%
98,652	American Equity Investment Life Holding Co.	3,255,516
45,091	Argo Group International Holdings Ltd.	2,764,078
2,545	FBL Financial Group, Inc. Class A	177,132
67,653	Health Insurance Innovations, Inc. Class A*(a)	1,755,596
93,819	Maiden Holdings Ltd.	661,424
64,800	Stewart Information Services Corp.	2,884,248
55,850	Trupanion, Inc.*(a)	1,950,282

		13,448,276

Internet & Direct Marketing Retail – 1.2%
214,961	Groupon, Inc.*	1,137,144
35,457	Liberty TripAdvisor Holdings, Inc. Class A*	312,022
55,462	Nutrisystem, Inc.	2,398,731
16,578	PetMed Express, Inc.	749,325
50,105	Shutterfly, Inc.*	3,414,656

		8,011,878

Internet Software & Services – 7.2%
51,654	Appfolio, Inc. Class A*	2,187,547
15,760	Apptio, Inc. Class A*	402,668
132,964	Blucora, Inc.*	3,244,322
108,746	Box, Inc. Class A*	2,418,511
9,836	Care.com, Inc.*	180,392
4,178	CommerceHub, Inc. Class A*	84,479
144,601	CommerceHub, Inc. Class C*	2,789,353
94,655	Cornerstone OnDemand, Inc.*	3,893,160
62,081	Envestnet, Inc.*	3,336,854
231,795	Etsy, Inc.*	4,348,474
88,640	Five9, Inc.*	2,305,526
30,268	GrubHub, Inc.*	2,186,863
83,687	Hortonworks, Inc.*	1,669,556
14,107	j2 Global, Inc.	1,128,419
13,618	LivePerson, Inc.*	162,735
11,114	MINDBODY, Inc. Class A*	390,657
73,859	New Relic, Inc.*	4,411,598
113,969	NIC, Inc.	1,891,885
49,825	Nutanix, Inc. Class A*	1,599,383
86,596	Q2 Holdings, Inc.*	3,667,341
27,674	Quotient Technology, Inc.*	326,553
5,664	SPS Commerce, Inc.*	297,926
2,910	Stamps.com, Inc.*	593,204

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
33,765	TrueCar, Inc.*	$ 398,089
91,050	Web.com Group, Inc.*	2,116,913
47,146	Yelp, Inc.*	2,065,938

		48,098,346

IT Services – 1.1%
60,024	CSG Systems International, Inc.	2,711,284
109,813	Everi Holdings, Inc.*	849,953
103,830	EVERTEC, Inc.	1,624,939
76,601	Perficient, Inc.*	1,483,761
13,891	Sykes Enterprises, Inc.*	430,899
20,038	Syntel, Inc.*	451,857

		7,552,693

Leisure Products – 1.1%
232,053	Callaway Golf Co.	3,427,423
40,056	Malibu Boats, Inc. Class A*	1,332,262
85,852	MCBC Holdings, Inc.*	2,075,043
52,769	Nautilus, Inc.*	678,082

		7,512,810

Life Sciences Tools & Services – 0.5%
51,754	Cambrex Corp.*	2,916,338
6,579	Luminex Corp.	132,830

		3,049,168

Machinery – 2.0%
10,965	Alamo Group, Inc.	1,261,304
18,663	Franklin Electric Co., Inc.	845,434
101,983	Hillenbrand, Inc.	4,517,847
5,867	Hyster-Yale Materials Handling, Inc.	496,876
30,808	Kadant, Inc.	3,088,502
11,760	Kennametal, Inc.	573,653
27,616	Milacron Holdings Corp.*	523,876
5,350	Miller Industries, Inc.	139,367
34,204	SPX FLOW, Inc.*	1,586,039

		13,032,898

Marine – 0.2%
43,037	Matson, Inc.	1,472,296

Media – 0.2%
29,136	Gannett Co., Inc.	343,805
6,386	New Media Investment Group, Inc.	107,923
18,177	The New York Times Co. Class A	422,615
19,642	tronc, Inc.*	400,697

		1,275,040

Metals & Mining – 0.9%
62,343	Carpenter Technology Corp.	3,204,430
22,790	Materion Corp.	1,132,663
48,713	Schnitzer Steel Industries, Inc. Class A	1,665,985

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
14,105	SunCoke Energy, Inc.*	$ 156,565

		6,159,643

Oil, Gas & Consumable Fuels – 1.9%
35,838	Arch Coal, Inc. Class A	3,225,779
33,727	Delek US Holdings, Inc.	1,176,735
111,866	Par Pacific Holdings, Inc.*	2,039,317
85,983	Peabody Energy Corp.*	3,474,573
27,722	REX American Resources Corp.*	2,263,501
8,255	Stone Energy Corp.*	298,336

		12,478,241

Paper & Forest Products – 1.6%
57,518	Boise Cascade Co.	2,556,675
70,697	KapStone Paper & Packaging Corp.	2,448,944
193,165	Louisiana-Pacific Corp.*	5,719,616
12,033	Verso Corp. Class A*	193,250

		10,918,485

Personal Products – 0.3%
17,246	Inter Parfums, Inc.	786,418
14,312	Medifast, Inc.	983,377

		1,769,795

Pharmaceuticals – 3.2%
5,443	Aerie Pharmaceuticals, Inc.*	298,549
122,445	Catalent, Inc.*	5,698,590
37,384	Corcept Therapeutics, Inc.*	860,393
19,768	Depomed, Inc.*	145,295
147,921	Innoviva, Inc.*	2,158,167
27,038	Intersect ENT, Inc.*	1,009,869
50,521	Nektar Therapeutics*	4,224,061
100,009	Phibro Animal Health Corp. Class A	3,405,306
82,599	Supernus Pharmaceuticals, Inc.*	3,225,491

		21,025,721

Professional Services – 2.7%
13,369	Barrett Business Services, Inc.	931,686
14,671	Exponent, Inc.	1,087,855
9,855	Forrester Research, Inc.	430,171
73,882	Insperity, Inc.	4,525,272
81,727	On Assignment, Inc.*	6,257,836
52,081	RPX Corp.	731,217
90,799	TriNet Group, Inc.*	3,983,352

		17,947,389

Real Estate Management & Development – 0.2%
20,513	HFF, Inc. Class A	1,009,445
4,458	Marcus & Millichap, Inc.*	145,553

		1,154,998

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 1.2%
23,634	Avis Budget Group, Inc.*	$ 1,062,585
84,123	Heartland Express, Inc.	1,908,751
29,379	Marten Transport Ltd.	681,593
14,581	Saia, Inc.*	1,101,594
86,070	Werner Enterprises, Inc.	3,503,049

		8,257,572

Semiconductors & Semiconductor Equipment – 5.5%
130,629	Amkor Technology, Inc.*	1,314,128
55,035	Axcelis Technologies, Inc.*	1,425,407
50,680	Cabot Microelectronics Corp.	5,163,785
43,005	Cirrus Logic, Inc.*	2,131,758
84,232	Diodes, Inc.*	2,374,500
180,490	Entegris, Inc.	5,874,949
202,411	FormFactor, Inc.*	2,904,598
64,037	MKS Instruments, Inc.(b)	6,550,985
101,443	Photronics, Inc.*	852,121
55,651	Rambus, Inc.*	702,872
72,011	Rudolph Technologies, Inc.*	1,886,688
54,794	Silicon Laboratories, Inc.*	5,271,183

		36,452,974

Software – 5.0%
52,965	American Software, Inc. Class A	663,651
4,782	Aspen Technology, Inc.*	370,366
9,847	Blackbaud, Inc.	943,540
109,672	Bottomline Technologies de, Inc.*	4,003,028
36,443	Fair Isaac Corp.	6,292,248
36,765	HubSpot, Inc.*	3,568,043
69,835	Imperva, Inc.*	3,055,281
24,102	MicroStrategy, Inc. Class A*	3,319,569
49,885	Paylocity Holding Corp.*	2,608,487
4,123	Pegasystems, Inc.	209,655
20,654	Proofpoint, Inc.*	2,107,121
63,661	RingCentral, Inc. Class A*	3,456,792
37,110	Varonis Systems, Inc.*	2,015,073
6,973	VASCO Data Security International, Inc.*	100,411
18,399	Zendesk, Inc.*	708,730

		33,421,995

Specialty Retail – 2.2%
16,628	America’s Car-Mart, Inc.*	766,551
90,625	American Eagle Outfitters, Inc.	1,631,250
64,565	Asbury Automotive Group, Inc.*	4,690,647
187,653	Express, Inc.*	1,309,818
29,898	Five Below, Inc.*	1,941,277
3,619	Haverty Furniture Cos., Inc.	80,704
25,589	Shoe Carnival, Inc.	584,709
43,644	Sleep Number Corp.*	1,642,760
65,269	Tailored Brands, Inc.	1,578,857
12,130	Zumiez, Inc.*	251,697

		14,478,270

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals* – 0.1%
16,473	Pure Storage, Inc. Class A	$ 331,766

Textiles, Apparel & Luxury Goods* – 1.0%
195,633	Crocs, Inc.	2,643,002
44,701	Deckers Outdoor Corp.	3,831,323

		6,474,325

Thrifts & Mortgage Finance – 0.2%
3,261	Federal Agricultural Mortgage Corp. Class C	261,695
4,862	Meridian Bancorp, Inc.	99,428
6,653	Meta Financial Group, Inc.	778,401

		1,139,524

Trading Companies & Distributors – 2.0%
20,427	Applied Industrial Technologies, Inc.	1,506,491
28,694	Beacon Roofing Supply, Inc.*	1,735,987
46,262	GMS, Inc.*	1,585,861
102,378	H&E Equipment Services, Inc.	4,031,646
77,721	Rush Enterprises, Inc. Class A*	4,200,820

		13,060,805

Wireless Telecommunication Services* – 0.3%
86,524	Boingo Wireless, Inc.	2,098,207

TOTAL COMMON STOCKS (Cost $538,326,034)		$645,084,640

Shares	Distribution Rate	Value
Investment Company(d) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,781,318	1.217%	$ 8,781,318
(Cost $8,781,318)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $547,107,352)		$653,865,958

Securities Lending Reinvestment Vehicle(d) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,044,945	1.217%	$ 8,044,945
(Cost $8,044,945)

TOTAL INVESTMENTS – 99.7% (Cost $555,152,297)		$661,910,903

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,051,674

NET ASSETS – 100.0%		$663,962,577

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	124	03/16/18	$9,771,200	$(13,933)

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.5%
1,542	Cubic Corp.	$ 89,513
4,264	Curtiss-Wright Corp.	557,134
7,400	Ducommun, Inc.*	215,932
18,018	Esterline Technologies Corp.*	1,325,224
8,728	KLX, Inc.*	616,721

		2,804,524

Auto Components – 1.5%
12,017	Cooper-Standard Holdings, Inc.*	1,497,198
32,225	Dana, Inc.	1,063,103
3,859	Tenneco, Inc.	223,860
5,965	Tower International, Inc.	180,143

		2,964,304

Banks – 15.0%
4,361	1st Source Corp.	228,037
3,873	Arrow Financial Corp.	127,034
7,643	Atlantic Capital Bancshares, Inc.*	136,428
2,041	Banco Latinoamericano de Comercio Exterior SA Class E	60,577
15,300	Banner Corp.	831,402
2,980	Blue Hills Bancorp, Inc.	57,514
6,849	Cadence BanCorp*	191,635
1,910	Camden National Corp.	81,099
36,713	Cathay General Bancorp	1,605,827
37,516	Central Pacific Financial Corp.	1,109,348
62,717	CVB Financial Corp.	1,467,578
6,719	Farmers Capital Bank Corp.	264,057
17,480	Fidelity Southern Corp.	418,821
4,919	Financial Institutions, Inc.	153,227
39,447	First Busey Corp.	1,222,068
4,294	First Citizens BancShares, Inc. Class A	1,826,710
14,282	First Commonwealth Financial Corp.	206,661
12,452	First Financial Bancorp	354,882
11,913	First Financial Corp.	551,572
25,143	First Foundation, Inc.*	489,031
28,518	First Merchants Corp.	1,230,837
1,958	Franklin Financial Network, Inc.*	63,145
55,844	Fulton Financial Corp.	1,016,361
40,059	Hanmi Financial Corp.	1,261,858
22,449	Heartland Financial USA, Inc.	1,193,164
46,072	Hilltop Holdings, Inc.	1,206,626
7,889	Home BancShares, Inc.	189,415
5,837	Horizon Bancorp	177,737
37,101	International Bancshares Corp.	1,539,691
10,615	Lakeland Bancorp, Inc.	213,361
8,846	LegacyTexas Financial Group, Inc.	389,578
9,116	Macatawa Bank Corp.	94,442
929	Mercantile Bank Corp.	32,413
6,838	National Commerce Corp.*	310,103

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
9,217	NBT Bancorp, Inc.	$ 340,199
868	Nicolet Bankshares, Inc.*	47,124
12,115	Northeast Bancorp	270,770
57,321	OFG Bancorp	653,459
2,468	Opus Bank	66,883
17,202	Peapack Gladstone Financial Corp.	611,015
1,361	People’s Utah Bancorp	43,008
3,549	Peoples Bancorp, Inc.	126,380
7,938	Republic Bancorp, Inc. Class A	305,930
30,791	Seacoast Banking Corp. of Florida*	794,100
5,575	Sierra Bancorp	152,643
1,617	Stock Yards Bancorp, Inc.	58,131
29,967	TriCo Bancshares	1,108,180
4,535	TriState Capital Holdings, Inc.*	109,067
9,688	Triumph Bancorp, Inc.*	372,988
21,224	UMB Financial Corp.	1,616,844
34,451	United Community Banks, Inc.	1,091,408
3,384	WesBanco, Inc.	138,778
9,816	Wintrust Financial Corp.	843,194

		29,052,340

Beverages – 0.0%
620	National Beverage Corp.	68,491

Biotechnology* – 3.3%
2,433	Acceleron Pharma, Inc.	100,994
26,930	Akebia Therapeutics, Inc.	398,025
3,284	Bluebird Bio, Inc.	672,892
15,133	CytomX Therapeutics, Inc.	404,808
6,371	Enanta Pharmaceuticals, Inc.	541,217
868	FibroGen, Inc.	50,821
19,529	Genomic Health, Inc.	648,558
23,994	Halozyme Therapeutics, Inc.	448,208
9,757	Myriad Genetics, Inc.	359,838
199,739	PDL BioPharma, Inc.	551,280
12,405	PTC Therapeutics, Inc.	326,127
29,248	Retrophin, Inc.	699,320
1,114	Sage Therapeutics, Inc.	211,437
13,333	Sangamo Therapeutics, Inc.	277,993
32,809	Spectrum Pharmaceuticals, Inc.	706,706

		6,398,224

Building Products* – 0.5%
31,141	Continental Building Products, Inc.	885,961

Capital Markets – 2.9%
13,183	Evercore, Inc. Class A	1,325,551
21,585	Houlihan Lokey, Inc.	1,029,605
51,643	Investment Technology Group, Inc.	1,103,094
11,270	Moelis & Co. Class A	582,659
16,143	Piper Jaffray Cos.	1,489,999

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
520	Westwood Holdings Group, Inc.	$ 34,044

		5,564,952

Chemicals – 2.4%
893	Chase Corp.	100,329
10,739	Ingevity Corp.*	779,114
23,118	Innophos Holdings, Inc.	1,069,670
18,045	Kraton Corp.*	906,942
16,350	Minerals Technologies, Inc.	1,228,702
8,256	Rayonier Advanced Materials, Inc.	156,203
1,430	Stepan Co.	112,141
14,349	Tronox Ltd. Class A	281,671

		4,634,772

Commercial Services & Supplies – 2.5%
13,916	ACCO Brands Corp.*	164,905
29,358	Brady Corp. Class A	1,122,943
20,284	Essendant, Inc.	183,570
47,710	Kimball International, Inc. Class B	885,975
29,279	McGrath RentCorp	1,399,536
5,552	MSA Safety, Inc.	434,777
12,042	Quad/Graphics, Inc.	266,369
2,163	UniFirst Corp.	357,544
1,252	VSE Corp.	62,037

		4,877,656

Communications Equipment – 0.9%
25,164	Comtech Telecommunications Corp.	544,297
44,487	NetScout Systems, Inc.*	1,267,880

		1,812,177

Construction & Engineering – 1.6%
14,572	EMCOR Group, Inc.	1,184,412
6,658	Granite Construction, Inc.	444,022
69,546	KBR, Inc.	1,414,566

		3,043,000

Consumer Finance – 0.9%
42,137	Enova International, Inc.*	754,252
10,327	FirstCash, Inc.	754,904
1,496	Nelnet, Inc. Class A	77,956
6,355	Regional Management Corp.*	180,228

		1,767,340

Containers & Packaging – 0.0%
815	Greif, Inc. Class A	48,183

Diversified Consumer Services* – 0.7%
4,897	American Public Education, Inc.	124,384
72,087	Houghton Mifflin Harcourt Co.	605,531

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – (continued)
37,307	K12, Inc.	$ 647,276

		1,377,191

Diversified Financial Services* – 0.0%
10,257	On Deck Capital, Inc.	46,157

Diversified Telecommunication Services – 0.8%
21,953	Cogent Communications Holdings, Inc.	990,080
26,062	Consolidated Communications Holdings, Inc.	324,472
26,088	Vonage Holdings Corp.*	291,925

		1,606,477

Electric Utilities – 0.9%
2,679	Otter Tail Corp.	114,126
38,192	Portland General Electric Co.	1,617,431

		1,731,557

Electrical Equipment* – 0.0%
2,971	Thermon Group Holdings, Inc.	68,868

Electronic Equipment, Instruments & Components – 2.9%
59,912	AVX Corp.	1,074,821
40,294	Benchmark Electronics, Inc.*	1,166,511
5,109	CTS Corp.	140,498
10,668	Daktronics, Inc.	98,786
31,873	Electro Scientific Industries, Inc.*	746,466
23,778	Kimball Electronics, Inc.*	439,893
5,581	Sanmina Corp.*	145,943
77,679	Vishay Intertechnology, Inc.	1,705,054

		5,517,972

Energy Equipment & Services* – 4.6%
1,934	C&J Energy Services, Inc.	59,219
37,828	Exterran Corp.	1,092,472
24,412	Matrix Service Co.	436,975
137,796	McDermott International, Inc.	1,209,849
6,149	Natural Gas Services Group, Inc.	169,405
48,051	Newpark Resources, Inc.	437,264
45,550	Oil States International, Inc.	1,457,600
54,459	Pioneer Energy Services Corp.	176,992
53,354	ProPetro Holding Corp.	996,653
33,296	Rowan Cos. PLC Class A	490,117
9,828	SEACOR Holdings, Inc.	457,788
7,464	Smart Sand, Inc.	68,594
79,297	Superior Energy Services, Inc.	828,654
43,557	TETRA Technologies, Inc.	167,259
32,950	Unit Corp.	798,378

		8,847,219

Equity Real Estate Investment Trusts (REITs) – 7.0%
17,825	Alexander & Baldwin, Inc.	472,719

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
16,315	Chatham Lodging Trust	$ 365,456
124,841	DiamondRock Hospitality Co.	1,468,130
6,893	Education Realty Trust, Inc.	227,676
7,263	First Industrial Realty Trust, Inc.	224,136
5,018	Getty Realty Corp.	131,672
32,409	Hersha Hospitality Trust	601,187
18,430	iStar, Inc.*	194,436
57,555	Kite Realty Group Trust	970,377
17,152	Mack-Cali Realty Corp.	344,241
84,254	RAIT Financial Trust	53,838
45,036	Rexford Industrial Realty, Inc.	1,337,119
12,505	RLJ Lodging Trust	289,116
11,650	Ryman Hospitality Properties, Inc.	891,807
26,167	Summit Hotel Properties, Inc.	405,327
103,549	Sunstone Hotel Investors, Inc.(b)	1,744,801
13,513	Terreno Realty Corp.	481,063
58,810	Tier REIT, Inc.	1,141,502
27,410	UMH Properties, Inc.	366,746
2,638	Urstadt Biddle Properties Class A	51,230
3,333	Washington Real Estate Investment Trust	95,524
74,892	Xenia Hotels & Resorts, Inc.	1,662,602

		13,520,705

Food & Staples Retailing – 0.4%
2,825	Ingles Markets, Inc. Class A	94,920
28,388	Smart & Final Stores, Inc.*	266,847
15,134	Village Super Market, Inc. Class A	355,347
2,499	Weis Markets, Inc.	99,360

		816,474

Food Products – 0.4%
39,047	Dean Foods Co.	404,917
3,373	Sanderson Farms, Inc.	428,034

		832,951

Gas Utilities – 1.3%
10,568	Northwest Natural Gas Co.	606,075
14,249	ONE Gas, Inc.	1,009,256
12,815	Southwest Gas Holdings, Inc.	942,928

		2,558,259

Health Care Equipment & Supplies* – 0.7%
7,322	Anika Therapeutics, Inc.	488,524
3,362	Halyard Health, Inc.	164,099
2,351	LivaNova PLC	201,128
5,494	Masimo Corp.	517,755

		1,371,506

Health Care Providers & Services – 1.1%
19,780	Aceto Corp.	217,778
7,846	Magellan Health, Inc.*	781,462
6,164	Molina Healthcare, Inc.*	563,143

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,958	National HealthCare Corp.	$ 122,120
18,579	Triple-S Management Corp. Class B*	426,945

		2,111,448

Health Care Technology* – 0.1%
8,722	Allscripts Healthcare Solutions, Inc.	130,045

Hotels, Restaurants & Leisure – 1.7%
4,314	BJ’s Restaurants, Inc.	162,853
16,989	Boyd Gaming Corp.	670,556
1,852	Dave & Buster’s Entertainment, Inc.*	87,044
21,724	International Speedway Corp. Class A	1,007,993
1,335	Monarch Casino & Resort, Inc.*	60,823
31,555	Penn National Gaming, Inc.*	1,006,920
4,158	Scientific Games Corp. Class A*	193,971

		3,190,160

Household Durables – 2.6%
16,684	Beazer Homes USA, Inc.*	309,321
45,165	KB Home	1,423,601
35,157	MDC Holdings, Inc.	1,185,143
2,180	Meritage Homes Corp.*	103,441
14,599	TopBuild Corp.*	1,117,407
48,701	TRI Pointe Group, Inc.*	794,313

		4,933,226

Household Products* – 0.4%
18,038	Central Garden & Pet Co. Class A	680,393

Insurance – 4.0%
52,204	American Equity Investment Life Holding Co.	1,722,732
1,875	AMERISAFE, Inc.	113,906
21,006	Argo Group International Holdings Ltd.	1,287,668
17,126	FBL Financial Group, Inc. Class A	1,191,970
217,617	Genworth Financial, Inc. Class A*	665,908
10,044	Health Insurance Innovations, Inc. Class A*(a)	260,642
19,778	James River Group Holdings Ltd.	751,564
49,613	Maiden Holdings Ltd.	349,772
259	National Western Life Group, Inc. Class A	83,890
28,749	Stewart Information Services Corp.	1,279,618
3,157	Trupanion, Inc.*	110,242

		7,817,912

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail* – 0.0%
8,349	Liberty TripAdvisor Holdings, Inc. Class A	$ 73,471

Internet Software & Services* – 1.5%
45,864	Blucora, Inc.	1,119,081
12,836	Cars.com, Inc.	381,101
3,805	CommerceHub, Inc. Class C	73,398
23,460	Etsy, Inc.	440,110
14,171	New Relic, Inc.	846,434

		2,860,124

IT Services – 0.9%
7,044	Convergys Corp.	163,914
22,532	CSG Systems International, Inc.	1,017,770
20,678	EVERTEC, Inc.	323,611
5,352	Perficient, Inc.*	103,668
1,509	Sykes Enterprises, Inc.*	46,809

		1,655,772

Leisure Products – 1.1%
92,095	Callaway Golf Co.	1,360,243
1,906	Johnson Outdoors, Inc. Class A	114,875
14,567	MCBC Holdings, Inc.*	352,084
24,276	Vista Outdoor, Inc.*	367,782

		2,194,984

Machinery – 1.7%
2,894	Alamo Group, Inc.	332,897
19,575	Briggs & Stratton Corp.	473,323
538	Franklin Electric Co., Inc.	24,371
1,385	Hillenbrand, Inc.	61,356
2,565	Hurco Cos., Inc.	115,810
1,830	Hyster-Yale Materials Handling, Inc.	154,983
14,027	Miller Industries, Inc.	365,403
6,178	Rexnord Corp.*	173,664
13,457	SPX FLOW, Inc.*	624,001
3,880	The Manitowoc Co., Inc.*	155,510
27,842	TriMas Corp.*	740,597

		3,221,915

Marine – 0.2%
13,323	Matson, Inc.	455,780

Media – 0.9%
57,453	Gannett Co., Inc.	677,946
17,753	MSG Networks, Inc. Class A*	426,072
31,166	New Media Investment Group, Inc.	526,705
9,560	tronc, Inc.*	195,024

		1,825,747

Metals & Mining – 2.7%
31,669	Carpenter Technology Corp.	1,627,787
14,754	Haynes International, Inc.	528,193

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
22,408	Materion Corp.	$ 1,113,678
37,709	Schnitzer Steel Industries, Inc. Class A	1,289,648
43,454	SunCoke Energy, Inc.*	482,339
6,465	Warrior Met Coal, Inc.	180,826

		5,222,471

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
31,509	AG Mortgage Investment Trust, Inc.	549,517
11,559	Ares Commercial Real Estate Corp.	146,452
47,089	PennyMac Mortgage Investment Trust	772,260
35,329	Redwood Trust, Inc.	526,049

		1,994,278

Multi-Utilities – 1.2%
20,164	Black Hills Corp.	1,120,110
7,271	NorthWestern Corp.	395,106
19,826	Unitil Corp.	876,508

		2,391,724

Oil, Gas & Consumable Fuels – 4.1%
16,308	Arch Coal, Inc. Class A	1,467,883
5,763	Bonanza Creek Energy, Inc.*	161,422
22,477	Cloud Peak Energy, Inc.*	112,385
17,296	Contango Oil & Gas Co.*	70,914
38,206	Delek US Holdings, Inc.	1,333,007
182,904	Denbury Resources, Inc.*	444,457
7,886	Energy XXI Gulf Coast, Inc.*	52,915
4,200	GasLog Ltd.	84,840
22,340	Halcon Resources Corp.*	178,496
999	NACCO Industries, Inc. Class A	42,008
36,313	Overseas Shipholding Group, Inc. Class A*	76,620
25,974	Pacific Ethanol, Inc.*	109,091
31,523	Par Pacific Holdings, Inc.*	574,664
41,814	Peabody Energy Corp.*	1,689,704
10,245	REX American Resources Corp.*	836,504
13,830	Stone Energy Corp.*	499,816
56,508	W&T Offshore, Inc.*	273,499

		8,008,225

Paper & Forest Products – 1.2%
22,120	Boise Cascade Co.	983,234
42,418	Louisiana-Pacific Corp.*	1,255,997

		2,239,231

Personal Products – 0.2%
7,615	Inter Parfums, Inc.	347,244

Pharmaceuticals – 0.5%
5,974	Horizon Pharma PLC*	86,922

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
27,991	Phibro Animal Health Corp. Class A	$ 953,093

		1,040,015

Professional Services – 3.0%
39,009	CBIZ, Inc.*	643,649
11,891	CRA International, Inc.	552,099
8,880	Heidrick & Struggles International, Inc.	234,432
13,481	ICF International, Inc.*	715,841
12,662	Insperity, Inc.	775,548
25,778	Kelly Services, Inc. Class A	729,775
20,602	Korn/Ferry International	918,025
62,234	RPX Corp.	873,765
5,547	TriNet Group, Inc.*	243,347
882	TrueBlue, Inc.*	24,123

		5,710,604

Real Estate Management & Development – 0.4%
1,615	RE/MAX Holdings, Inc. Class A	79,700
4,322	Tejon Ranch Co.*	94,263
28,219	The St. Joe Co.*	530,517

		704,480

Road & Rail – 1.7%
1,762	Covenant Transportation Group, Inc. Class A*	51,680
5,047	Heartland Express, Inc.	114,516
54,390	Marten Transport Ltd.	1,261,848
3,548	Saia, Inc.*	268,051
37,951	Werner Enterprises, Inc.	1,544,606

		3,240,701

Semiconductors & Semiconductor Equipment – 1.4%
23,116	Amkor Technology, Inc.*	232,547
4,977	Cabot Microelectronics Corp.	507,107
27,676	Diodes, Inc.*	780,186
3,382	FormFactor, Inc.*	48,532
3,681	MKS Instruments, Inc.	376,566
69,414	Photronics, Inc.*	583,078
12,040	Rambus, Inc.*	152,065

		2,680,081

Software* – 0.7%
18,678	Bottomline Technologies de, Inc.	681,747
6,317	Imperva, Inc.	276,369
2,377	MicroStrategy, Inc. Class A	327,384

		1,285,500

Specialty Retail – 3.1%
32,784	Abercrombie & Fitch Co. Class A	678,957
5,168	America’s Car-Mart, Inc.*	238,245
86,969	American Eagle Outfitters, Inc.	1,565,442

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
8,887	Asbury Automotive Group, Inc.*	$ 645,640
33,256	Chico’s FAS, Inc.	316,265
3,897	Citi Trends, Inc.	91,618
76,184	Express, Inc.*	531,764
11,379	Haverty Furniture Cos., Inc.	253,752
3,512	Hibbett Sports, Inc.*	79,371
62,926	Pier 1 Imports, Inc.	208,914
6,172	Shoe Carnival, Inc.	141,030
22,196	Tailored Brands, Inc.	536,921
35,469	The Finish Line, Inc. Class A	401,864
4,865	Tilly’s, Inc. Class A	72,586
14,101	Zumiez, Inc.*	292,596

		6,054,965

Textiles, Apparel & Luxury Goods* – 1.6%
44,070	Crocs, Inc.	595,386
18,337	Deckers Outdoor Corp.	1,571,664
39,709	Fossil Group, Inc.(a)	316,084
16,977	Unifi, Inc.	604,551

		3,087,685

Thrifts & Mortgage Finance – 3.7%
4,913	BankFinancial Corp.	78,018
70,126	Beneficial Bancorp, Inc.	1,139,547
97,362	Capitol Federal Financial, Inc.	1,273,495
14,307	Federal Agricultural Mortgage Corp. Class C	1,148,137
10,043	First Defiance Financial Corp.	557,989
12,437	Home Bancorp, Inc.	533,050
26,182	Meridian Bancorp, Inc.	535,422
4,919	Meta Financial Group, Inc.	575,523
1,537	Provident Financial Holdings, Inc.	28,127
1,726	Provident Financial Services, Inc.	45,411
5,674	Riverview Bancorp, Inc.	54,357
108,944	TrustCo Bank Corp. NY	936,918
18,118	United Community Financial Corp.	176,651
2,176	Waterstone Financial, Inc.	37,210

		7,119,855

Trading Companies & Distributors – 1.5%
5,354	Aircastle Ltd.	126,462
5,468	Beacon Roofing Supply, Inc.*	330,814
11,588	H&E Equipment Services, Inc.	456,335
26,008	Rush Enterprises, Inc. Class A*	1,405,732
23,193	Titan Machinery, Inc.*	498,418

		2,817,761

Water Utilities – 0.5%
4,034	Artesian Resources Corp. Class A	149,984
3,404	Middlesex Water Co.	128,195

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Water Utilities – (continued)
10,594	SJW Group	$ 633,945

		912,124

TOTAL COMMON STOCKS (Cost $164,106,939)		$188,225,181

Shares	Distribution Rate	Value
Investment Companies(c) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,187,061	1.217%	$ 2,187,061
(Cost $2,187,061)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $166,294,000)		$190,412,242

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
499,628	1.217%	$ 499,628
(Cost $499,628)

TOTAL INVESTMENTS – 98.8% (Cost $166,793,628)		$190,911,870

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		2,230,719

NET ASSETS – 100.0%		$193,142,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	39	03/16/18	$3,073,200	$98,503

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 2.0%
5,786	General Dynamics Corp.	$ 1,287,269
40,067	The Boeing Co.	14,198,543

		15,485,812

Air Freight & Logistics – 0.0%
4,890	Expeditors International of Washington, Inc.	317,606

Airlines – 0.0%
1,739	Copa Holdings SA Class A	240,556

Auto Components – 0.7%
7,855	Aptiv PLC	745,283
23,289	BorgWarner, Inc.	1,310,239
13,334	Gentex Corp.	315,749
14,258	Lear Corp.	2,753,790

		5,125,061

Banks – 5.4%
61,656	Bank of America Corp.	1,972,992
175,855	Citizens Financial Group, Inc.	8,071,745
85,810	Comerica, Inc.	8,170,828
201,292	Fifth Third Bancorp	6,662,765
42,961	JPMorgan Chase & Co.	4,969,299
242,635	KeyCorp	5,192,389
18,179	Regions Financial Corp.	349,582
17,037	SVB Financial Group*	4,200,472
22,514	Wells Fargo & Co.	1,480,971

		41,071,043

Beverages – 0.6%
56,352	Molson Coors Brewing Co. Class B	4,734,695

Biotechnology – 4.8%
50,322	AbbVie, Inc.	5,647,135
18,121	Alexion Pharmaceuticals, Inc.*	2,162,198
32,507	Amgen, Inc.	6,047,927
27,745	Biogen, Inc.*	9,649,988
98,567	Celgene Corp.*	9,971,038
7,844	Exelixis, Inc.*	237,752
16,545	Vertex Pharmaceuticals, Inc.*	2,760,864

		36,476,902

Building Products – 1.0%
168,157	Masco Corp.	7,509,892

Capital Markets – 1.0%
135,266	The Bank of New York Mellon Corp.	7,669,582

Chemicals – 1.2%
74,646	LyondellBasell Industries NV Class A	8,945,577

Commercial Services & Supplies – 0.1%
9,846	KAR Auction Services, Inc.	537,001

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment* – 0.9%
35,070	F5 Networks, Inc.	$ 5,069,018
9,772	Palo Alto Networks, Inc.	1,542,705

		6,611,723

Consumer Finance – 1.6%
240,839	Ally Financial, Inc.	7,169,777
119,559	Synchrony Financial	4,744,101

		11,913,878

Containers & Packaging – 1.3%
102,761	Graphic Packaging Holding Co.	1,659,590
52,936	Sealed Air Corp.	2,506,520
87,616	WestRock Co.	5,837,854

		10,003,964

Diversified Financial Services – 0.9%
25,382	Berkshire Hathaway, Inc. Class B*	5,441,393
53,997	Leucadia National Corp.	1,461,699

		6,903,092

Diversified Telecommunication Services – 0.4%
76,317	AT&T, Inc.	2,858,072

Electric Utilities – 1.3%
111,229	Exelon Corp.	4,283,429
132,371	PG&E Corp.	5,616,501

		9,899,930

Electrical Equipment – 1.0%
97,129	AMETEK, Inc.	7,410,943

Electronic Equipment, Instruments & Components – 0.3%
24,297	Flex Ltd.*	437,589
86,673	Jabil, Inc.	2,204,094

		2,641,683

Energy Equipment & Services – 1.0%
109,595	Halliburton Co.	5,885,252
37,165	National Oilwell Varco, Inc.	1,363,212

		7,248,464

Equity Real Estate Investment Trusts (REITs) – 5.3%
205,142	American Homes 4 Rent Class A	4,264,902
65,820	American Tower Corp.	9,721,614
14,781	Equinix, Inc.	6,728,164
6,641	Gaming and Leisure Properties, Inc.	241,998
368,078	Host Hotels & Resorts, Inc.	7,641,299
86,380	Kimco Realty Corp.	1,374,306
43,448	Prologis, Inc.	2,828,899
43,442	SBA Communications Corp.*	7,580,629

		40,381,811

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 2.9%
119,444	Wal-Mart Stores, Inc.	$ 12,732,730
127,107	Walgreens Boots Alliance, Inc.	9,566,073

		22,298,803

Food Products – 1.8%
197,097	Conagra Brands, Inc.	7,489,686
80,363	General Mills, Inc.	4,700,432
12,550	The Hershey Co.	1,384,641

		13,574,759

Health Care Equipment & Supplies – 2.2%
71,276	Baxter International, Inc.	5,134,010
92,639	Boston Scientific Corp.*	2,590,187
89,378	Danaher Corp.	9,052,204

		16,776,401

Health Care Providers & Services – 6.2%
38,284	Anthem, Inc.	9,488,690
41,505	Centene Corp.*	4,450,996
41,244	Cigna Corp.	8,593,187
27,912	Humana, Inc.	7,866,439
61,956	UnitedHealth Group, Inc.	14,669,942
9,935	WellCare Health Plans, Inc.*	2,090,125

		47,159,379

Health Care Technology* – 0.1%
9,988	Cerner Corp.	690,470

Hotels, Restaurants & Leisure – 3.7%
35,326	Hilton Worldwide Holdings, Inc.	3,025,672
83,358	Las Vegas Sands Corp.	6,461,912
31,519	Marriott International, Inc. Class A	4,644,009
139,439	MGM Resorts International	5,082,552
11,104	Vail Resorts, Inc.	2,426,890
81,032	Yum! Brands, Inc.	6,854,497

		28,495,532

Household Durables – 0.9%
20,516	D.R. Horton, Inc.	1,006,310
140,796	PulteGroup, Inc.	4,481,537
8,138	Whirlpool Corp.	1,476,396

		6,964,243

Household Products – 1.9%
125,110	Colgate-Palmolive Co.	9,288,166
41,273	Kimberly-Clark Corp.	4,828,941

		14,117,107

Independent Power and Renewable Electricity Producers – 0.9%
527,307	AES Corp.	6,095,669
25,773	Vistra Energy Corp.*	502,573

		6,598,242

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.9%
23,953	Aon PLC	$ 3,405,398
26,915	Assured Guaranty Ltd.	957,905
41,655	Principal Financial Group, Inc.	2,815,878
7,068	Reinsurance Group of America, Inc.	1,107,202
87,139	The Allstate Corp.	8,606,719
87,272	The Progressive Corp.	4,721,415
2,443	Torchmark Corp.	221,947

		21,836,464

Internet & Direct Marketing Retail – 3.1%
11,968	Amazon.com, Inc.*	17,364,251
2,757	Expedia, Inc.	352,924
10,855	Netflix, Inc.*	2,934,106
1,416	The Priceline Group, Inc.*	2,707,463

		23,358,744

Internet Software & Services* – 4.7%
8,966	Alphabet, Inc. Class A	10,599,784
9,169	Alphabet, Inc. Class C	10,727,180
76,092	Facebook, Inc. Class A	14,220,834

		35,547,798

IT Services – 4.0%
73,412	International Business Machines Corp.	12,017,544
22,122	PayPal Holdings, Inc.*	1,887,449
22,267	Total System Services, Inc.	1,978,646
118,960	Visa, Inc. Class A	14,778,401

		30,662,040

Life Sciences Tools & Services* – 0.8%
8,905	Mettler-Toledo International, Inc.	6,013,190

Machinery – 2.0%
65,559	Allison Transmission Holdings, Inc.	2,900,330
63,709	Caterpillar, Inc.	10,370,551
20,373	Colfax Corp.*	815,327
3,467	PACCAR, Inc.	258,500
19,149	The Toro Co.	1,257,132

		15,601,840

Media – 0.8%
91,438	CBS Corp. Class B	5,267,743
61,906	News Corp. Class A	1,059,212

		6,326,955

Metals & Mining – 1.2%
353,920	Freeport-McMoRan, Inc.*	6,901,440

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
53,985	Steel Dynamics, Inc.	$ 2,450,919

		9,352,359

Multi-Utilities – 0.0%
13,115	MDU Resources Group, Inc.	347,285

Oil, Gas & Consumable Fuels – 7.5%
26,076	Andeavor	2,820,380
45,593	Cabot Oil & Gas Corp.	1,201,376
113,770	Chevron Corp.	14,261,069
51,584	CNX Resources Corp.*	722,692
8,255	ConocoPhillips	485,477
1,499	EOG Resources, Inc.	172,385
48,347	Exxon Mobil Corp.	4,220,693
62,976	HollyFrontier Corp.	3,020,329
172,164	Marathon Oil Corp.	3,131,663
120,297	Marathon Petroleum Corp.	8,332,973
85,495	Phillips 66	8,754,688
76,254	Range Resources Corp.	1,086,620
91,385	Valero Energy Corp.	8,770,218

		56,980,563

Pharmaceuticals – 1.1%
43,368	Bristol-Myers Squibb Co.	2,714,837
6,684	Eli Lilly & Co.	544,412
3,487	Jazz Pharmaceuticals PLC*	508,195
30,970	Johnson & Johnson	4,279,744

		8,047,188

Professional Services* – 0.1%
17,814	IHS Markit Ltd.	850,262

Real Estate Management & Development – 0.5%
42,539	CBRE Group, Inc. Class A*	1,943,607
68,429	Realogy Holdings Corp.	1,882,482

		3,826,089

Road & Rail – 2.1%
152,090	CSX Corp.	8,634,149
26,364	Kansas City Southern	2,982,559
13,008	Norfolk Southern Corp.	1,962,647
10,738	Ryder System, Inc.	934,528
12,479	Union Pacific Corp.	1,665,947

		16,179,830

Semiconductors & Semiconductor Equipment – 2.0%
108,891	Applied Materials, Inc.	5,839,825
7,361	Broadcom Ltd.	1,825,749
175,456	Micron Technology, Inc.*	7,670,936

		15,336,510

Software – 5.7%
46,756	Adobe Systems, Inc.*	9,339,979
55,573	Cadence Design Systems, Inc.*	2,493,005
30,890	Citrix Systems, Inc.*	2,865,356
33,592	Electronic Arts, Inc.*	4,264,840
50,144	Intuit, Inc.	8,419,178
161,438	Microsoft Corp.	15,338,224

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
4,971	Red Hat, Inc.*	$ 653,090

		43,373,672

Specialty Retail – 2.8%
108,909	Best Buy Co., Inc.	7,956,891
51,990	Lowe’s Cos., Inc.	5,444,913
98,581	Ross Stores, Inc.	8,122,089

		21,523,893

Technology Hardware, Storage & Peripherals – 4.2%
119,287	Apple, Inc.(a)	19,972,222
143,205	HP, Inc.	3,339,541
96,544	Western Digital Corp.	8,590,485

		31,902,248

Tobacco – 0.3%
21,451	Philip Morris International, Inc.	2,300,191

TOTAL COMMON STOCKS
(Cost $609,988,389)		$740,029,344

Shares	Distribution Rate	Value
Investment Company(b) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,622,109	1.217%	$ 9,622,109
(Cost $9,622,109)

TOTAL INVESTMENTS – 98.5% (Cost $619,610,498)		$749,651,453

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		11,625,683

NET ASSETS – 100.0%		$761,277,136

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	93	03/16/18	$13,139,970	$422,141

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund. In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2018 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,252,322	$—	$—
North America	2,060,701,530	—	—
Investment Company	22,525,532	—	—
Total	$2,086,479,384	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$2,040,625	$—	$—

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,065,735	$—	$—
North America	440,858,877	—	—
Investment Company	4,998,775	—	—
Total	$448,923,387	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$76,313	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$228,706	$—	$—
Europe	770,977	—	—
North America	315,895,865	—	—
Investment Company	3,612,605	—	—
Securities Lending Reinvestment Vehicle	2,011,431	—	—
Total	$322,519,584	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$202,057	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$530,466	$—	$—
Europe	454,947	—	—
North America	644,009,599	—	89,628
Investment Company	8,781,318	—	—
Securities Lending Reinvestment Vehicle	8,044,945	—	—
Total	$661,821,275	$—	$89,628

Derivative Type
Liabilities(b)
Futures Contracts	$(13,933)	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$285,968	$—	$—
North America	187,939,213	—	—
Investment Company	2,187,061	—	—
Securities Lending Reinvestment Vehicle	499,628	—	—
Total	$190,911,870	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$98,503	$—	$—

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,509,138	$—	$—
North America	734,520,206	—	—
Investment Company	9,622,109	—	—
Total	$749,651,453	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$422,141	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
China – 39.0%
6,353	58.com, Inc. ADR (Software & Services)*	$ 507,478
20,665	Alibaba Group Holding Ltd. ADR (Software & Services)*	4,221,653
580,000	Angang Steel Co. Ltd. Class H (Materials)	629,906
150,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	824,671
61,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	292,684
525,000	BAIC Motor Corp. Ltd. Class H (Automobiles & Components)(a)	819,985
318,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	808,494
9,299	China Literature Ltd. (Software & Services)*(a)	96,346
564,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,756,074
796,000	China Petroleum & Chemical Corp. Class H (Energy)	688,075
23,480	Ctrip.com International Ltd. ADR (Retailing)*	1,098,394
152,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	483,567
82,961	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (Technology Hardware & Equipment)	525,096
80,700	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	686,396
1,642,000	Hilong Holding Ltd. (Energy)	342,558
235,600	Huayu Automotive Systems Co. Ltd. Class A (Automobiles & Components)	991,653
1,351,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,273,197
70,600	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	382,671
126,786	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,527,359
22,940	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	2,787,740
236,000	Minth Group Ltd. (Automobiles & Components)	1,328,939
12,207	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	1,124,143
238,000	Nexteer Automotive Group Ltd. (Automobiles & Components)*	506,779
349,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	4,110,519

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
99,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	$ 1,021,936
38,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	827,014
136,000	Tencent Holdings Ltd. (Software & Services)	8,035,893
81,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	560,101

		39,259,321

Hong Kong – 7.3%
389,036	AIA Group Ltd. (Insurance)	3,322,953
108,000	Galaxy Entertainment Group Ltd. (Consumer Services)	952,764
50,050	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,888,171
278,300	IMAX China Holding, Inc. (Media)*(a)(b)	716,399
407,600	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	433,540
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—

		7,313,827

India – 13.3%
2,858	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	252,759
23,223	AIA Engineering Ltd. (Capital Goods)	560,770
18,909	Amber Enterprises India Ltd. (Capital Goods)*	371,513
110,037	Ambuja Cements Ltd. (Materials)	452,924
24,310	Bajaj Finance Ltd. (Diversified Financials)	639,796
23,909	Bharat Financial Inclusion Ltd. (Diversified Financials)*	394,405
80,445	Bharat Petroleum Corp. Ltd. (Energy)	622,653
11,142	Care Ratings Ltd. (Diversified Financials)	237,958
55,747	Castrol India Ltd. (Materials)	162,498
157,057	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	615,440
30,462	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	497,804
205,612	Edelweiss Financial Services Ltd. (Diversified Financials)	905,926
1,213	Eicher Motors Ltd. (Capital Goods)	512,934
207,459	Hindalco Industries Ltd. (Materials)	833,649

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
132,935	Hindustan Zinc Ltd. (Materials)	$ 647,256
45,872	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	566,766
423,980	Idea Cellular Ltd. (Telecommunication Services)*	619,847
8,802	Info Edge India Ltd. (Software & Services)	187,038
6,851	Maruti Suzuki India Ltd. (Automobiles & Components)	1,022,885
484	MRF Ltd. (Automobiles & Components)	518,316
11,670	Multi Commodity Exchange of India Ltd. (Diversified Financials)	142,325
78,238	Muthoot Finance Ltd. (Diversified Financials)	509,724
36,338	Navin Fluorine International Ltd. (Materials)	453,672
76,333	Prestige Estates Projects Ltd. (Real Estate)	386,085
1,565	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	228,135
17,969	TeamLease Services Ltd. (Commercial & Professional Services)*	630,833
10,182	Thermax Ltd. (Capital Goods)	198,265
25,421	VRL Logistics Ltd. (Transportation)	174,880

		13,347,056

Indonesia – 1.4%
228,300	Bank Central Asia Tbk. PT (Banks)	387,603
3,341,300	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	995,703

		1,383,306

Italy – 0.4%
102,200	PRADA SpA (Consumer Durables & Apparel)	418,056

Malaysia – 0.9%
311,200	Bursa Malaysia Bhd. (Diversified Financials)	870,266

Philippines – 0.9%
99,320	Jollibee Foods Corp. (Consumer Services)	550,852
775,300	Megawide Construction Corp. (Capital Goods)	323,420

		874,272

Singapore – 2.5%
127,521	DBS Group Holdings Ltd. (Banks)	2,559,488

South Korea – 18.7%
457	Amorepacific Corp. (Household & Personal Products)*	128,038

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
44,370	DGB Financial Group, Inc. (Banks)	$ 514,897
14,184	Hankook Tire Co. Ltd. (Automobiles & Components)*	710,388
2,268	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	362,049
37,843	ING Life Insurance Korea Ltd. (Insurance)(a)	2,073,152
18,883	Jin Air Co. Ltd. (Transportation)*	532,264
3,611	Korea Kolmar Co. Ltd. (Household & Personal Products)*	302,650
388	Korea Zinc Co. Ltd. (Materials)*	187,136
1,520	LG Chem Ltd. (Materials)	614,795
5,449	LG Electronics, Inc. (Consumer Durables & Apparel)	522,699
1,877	LG Innotek Co. Ltd. (Technology Hardware & Equipment)	219,613
20,401	Modetour Network, Inc. (Consumer Services)*	636,468
729	NAVER Corp. (Software & Services)	620,970
6,504	NCSoft Corp. (Software & Services)	2,690,400
1,229	NongShim Co. Ltd. (Food, Beverage & Tobacco)	372,400
5,815	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	315,129
111,526	Pan Ocean Co. Ltd. (Transportation)*	627,864
4,071	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	405,028
2,253	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	5,266,001
1,524	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	412,161
18,620	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,278,166

		18,792,268

Taiwan – 7.9%
7,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	284,948
618,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(a)	387,209
161,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	299,089
21,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	198,509
6,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	822,349

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
41,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	$ 421,140
32,062	Poya International Co. Ltd. (Retailing)	412,237
524,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,582,350
56,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	500,312

		7,908,143

Thailand – 3.0%
792,100	Airports of Thailand PCL (Transportation)	1,768,367
166,000	Bumrungrad Hospital PCL (Health Care Equipment & Services)	1,038,825
337,900	Thai Beverage PCL (Food, Beverage & Tobacco)	236,978

		3,044,170

United States – 0.3%
3,414	Cognizant Technology Solutions Corp. Class A (Software & Services)	266,224

Vietnam – 1.1%
126,310	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,131,877

TOTAL COMMON STOCKS (Cost $76,692,689)		$ 97,168,274

Shares	Distribution Rate	Value
Investment Company(c) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,335,725	1.217%	$ 1,335,725
(Cost $1,335,725)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $78,028,414)		$ 98,503,999

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
346,880	1.217%	$ 346,880
(Cost $346,880)

TOTAL INVESTMENTS – 98.3% (Cost $78,375,294)		$ 98,850,879

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		1,737,883

NET ASSETS – 100.0%		$100,588,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,219,958, which represents approximately 5.2% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 90.3%
Argentina – 1.6%
331,346	Grupo Supervielle SA ADR (Banks)	$ 10,593,132
111,345	Loma Negra Cia Industrial Argentina SA ADR (Materials)*	2,645,557
18,351	MercadoLibre, Inc. (Software & Services)	7,103,672

		20,342,361

Australia – 0.3%
248,768	SEEK Ltd. (Commercial & Professional Services)	3,916,079

Brazil – 6.2%
532,800	Azul SA (Preference) (Transportation)*(a)	5,193,252
1,687,700	B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	13,825,408
234,450	Banco Bradesco SA ADR (Banks)*	2,977,515
1,267,867	Banco Bradesco SA (Preference) (Banks)*(a)	16,228,639
920,541	BB Seguridade Participacoes SA (Insurance)	8,988,710
639,400	Bradespar SA (Preference) (Materials)(a)	6,280,546
526,500	CVC Brasil Operadora e Agencia de Viagens SA (Consumer Services)*	9,110,466
757,500	Fleury SA (Health Care Equipment & Services)	7,132,768
215,030	Pagseguro Digital Ltd. Class A (Software & Services)*(b)	6,007,938
825,300	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	3,538,480

		79,283,722

China – 25.2%
74,668	58.com, Inc. ADR (Software & Services)*	5,964,480
251,306	Alibaba Group Holding Ltd. ADR (Software & Services)*	51,339,303
1,840,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	10,098,517
4,457,000	BAIC Motor Corp. Ltd. Class H (Automobiles & Components)(c)	6,961,282
25,120	Baidu, Inc. ADR (Software & Services)*	6,202,630
101,264	China Literature Ltd. (Software & Services)*(c)	1,049,190
3,416,000	China Merchants Bank Co. Ltd. Class H (Banks)	16,678,034
175,142	Ctrip.com International Ltd. ADR (Retailing)*	8,193,143
2,275,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	7,237,595
1,260,729	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (Technology Hardware & Equipment)	7,979,697

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
899,021	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	$ 7,646,651
1,447,100	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	7,843,672
693,513	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	8,354,578
256,724	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	31,197,895
1,306,000	Minth Group Ltd. (Automobiles & Components)	7,354,213
106,384	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	9,796,903
2,749,000	Nexteer Automotive Group Ltd. (Automobiles & Components)*	5,853,506
3,164,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	37,265,562
227,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	4,855,059
1,232,700	Tencent Holdings Ltd. (Software & Services)	72,837,096
680,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(c)	4,673,232

		319,382,238

Colombia – 0.3%
91,174	Banco de Bogota SA (Banks)	2,142,818
106,850	Grupo Aval Acciones y Valores SA ADR (Banks)(b)	972,335
3,026,080	Grupo Aval Acciones y Valores SA (Preference) (Banks)(a)	1,359,499

		4,474,652

Czech Republic – 0.6%
1,836,574	Moneta Money Bank A/S (Banks)(c)	7,622,782

Egypt – 0.1%
319,281	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	1,449,536

Georgia – 0.6%
44,784	BGEO Group plc (Banks)	2,328,116
205,317	TBC Bank Group plc (Banks)	4,790,157

		7,118,273

Germany – 0.6%
273,583	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	7,965,701

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Greece – 0.9%
325,352	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)*	$ 2,321,223
198,886	JUMBO SA (Retailing)	3,931,076
246,583	Sarantis SA (Household & Personal Products)	4,607,484

		10,859,783

Hong Kong – 4.8%
2,657,800	AIA Group Ltd. (Insurance)	22,701,612
1,736,000	Galaxy Entertainment Group Ltd. (Consumer Services)	15,314,802
558,496	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	21,069,655
695,800	IMAX China Holding, Inc. (Media)*(b)(c)	1,791,127

		60,877,196

India – 11.8%
20,919	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,850,055
211,433	AIA Engineering Ltd. (Capital Goods)	5,105,507
231,183	Amber Enterprises India Ltd. (Capital Goods)*	4,542,151
1,682,268	Ambuja Cements Ltd. (Materials)	6,924,399
274,550	Bajaj Finance Ltd. (Diversified Financials)	7,225,668
189,737	Bharat Financial Inclusion Ltd. (Diversified Financials)*	3,129,920
925,092	Bharat Petroleum Corp. Ltd. (Energy)	7,160,313
69,795	Care Ratings Ltd. (Diversified Financials)	1,490,603
421,396	Castrol India Ltd. (Materials)	1,228,337
1,716,678	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	6,726,939
321,767	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,258,253
2,033,401	Edelweiss Financial Services Ltd. (Diversified Financials)	8,959,161
14,506	Eicher Motors Ltd. (Capital Goods)	6,134,059
3,308,327	Hindalco Industries Ltd. (Materials)	13,294,108
1,729,009	Hindustan Zinc Ltd. (Materials)	8,418,491
555,536	ICICI Lombard General Insurance Co. Ltd. (Insurance)(c)	6,863,856
5,086,014	Idea Cellular Ltd. (Telecommunication Services)*	7,435,615
212,492	Info Edge India Ltd. (Software & Services)	4,515,356
80,866	Maruti Suzuki India Ltd. (Automobiles & Components)	12,073,653

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
4,722	MRF Ltd. (Automobiles & Components)	$ 5,056,797
89,580	Multi Commodity Exchange of India Ltd. (Diversified Financials)	1,092,502
631,932	Muthoot Finance Ltd. (Diversified Financials)	4,117,061
310,797	Navin Fluorine International Ltd. (Materials)	3,880,231
880,054	Prestige Estates Projects Ltd. (Real Estate)	4,451,233
15,367	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	2,240,091
178,555	TeamLease Services Ltd. (Commercial & Professional Services)*	6,268,481
126,479	Thermax Ltd. (Capital Goods)	2,462,815
323,501	VRL Logistics Ltd. (Transportation)	2,225,473

		150,131,128

Indonesia – 1.5%
7,891,900	Bank Central Asia Tbk. PT (Banks)	13,398,722
17,996,100	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	5,362,812

		18,761,534

Malaysia – 0.7%
3,173,000	Bursa Malaysia Bhd. (Diversified Financials)	8,873,247

Mexico – 2.6%
2,103,285	Alsea SAB de CV (Consumer Services)	6,879,954
2,351,782	Becle SAB de CV (Food, Beverage & Tobacco)*	4,278,552
4,688,510	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	8,973,080
1,427,720	Gentera SAB de CV (Diversified Financials)	1,294,109
869,400	Grupo Cementos de Chihuahua SAB de CV (Materials)	4,893,594
1,801,853	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	6,583,261

		32,902,550

Peru – 1.9%
730,016	Alicorp SAA (Food, Beverage & Tobacco)	2,533,265
2,865,012	BBVA Banco Continental SA (Banks)	3,884,158
39,764	Credicorp Ltd. (Banks)	9,210,535
91,353	Intercorp Financial Services, Inc. (Banks)	3,681,526
238,997	Nexa Resources SA (Materials)*	4,947,238

		24,256,722

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – 1.4%
348,816	Dino Polska SA (Food & Staples Retailing)*(c)	$ 8,713,542
52,025	KRUK SA (Diversified Financials)	3,576,777
393,546	Warsaw Stock Exchange (Diversified Financials)	5,599,566

		17,889,885

Romania – 0.3%
6,058,776	Banca Transilvania SA (Banks)	3,883,520

Russia – 3.0%
3,770,017	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	7,713,851
4,670,003	Sberbank of Russia PJSC (Banks)	21,946,733
232,877	X5 Retail Group NV GDR (Food & Staples Retailing)*	8,928,504

		38,589,088

Singapore – 0.2%
444,800	Singapore Exchange Ltd. (Diversified Financials)	2,775,925

South Africa – 2.8%
7,930,825	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	4,679,664
147,905	Bid Corp. Ltd. (Food & Staples Retailing)	3,311,124
2,012,033	Dis-Chem Pharmacies Ltd. (Food & Staples Retailing)(c)	6,163,695
609,748	JSE Ltd. (Diversified Financials)	9,666,407
225,996	Santam Ltd. (Insurance)	5,710,256
3,970,546	Transaction Capital Ltd. (Diversified Financials)	5,614,152

		35,145,298

South Korea – 10.6%
9,688	Amorepacific Corp. (Household & Personal Products)*	2,714,304
148,919	Hankook Tire Co. Ltd. (Automobiles & Components)*	7,458,420
35,267	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	5,629,796
356,126	ING Life Insurance Korea Ltd. (Insurance)(c)	19,509,642
192,186	Jin Air Co. Ltd. (Transportation)*	5,417,239
40,510	Korea Kolmar Co. Ltd. (Household & Personal Products)*	3,395,275
13,625	LG Chem Ltd. (Materials)	5,510,907
70,626	LG Electronics, Inc. (Consumer Durables & Apparel)	6,774,853
8,204	NAVER Corp. (Software & Services)	6,988,251
23,192	NCSoft Corp. (Software & Services)	9,593,444

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
8,382	NongShim Co. Ltd. (Food, Beverage & Tobacco)	$ 2,539,838
46,468	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	2,518,214
22,430	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	52,426,277
14,979	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,051,019

		134,527,479

Spain – 0.5%
1,769,401	Prosegur Cash SA (Commercial & Professional Services)(c)	6,107,103

Switzerland – 0.6%
1,891,755	Ferrexpo plc (Materials)	7,835,086

Taiwan – 6.2%
176,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	7,164,422
9,579,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(c)	6,001,739
172,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	1,625,880
66,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	9,045,844
414,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	4,252,487
183,600	Poya International Co. Ltd. (Retailing)	2,360,634
293,000	President Chain Store Corp. (Food & Staples Retailing)	2,899,311
5,217,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	45,600,672

		78,950,989

Thailand – 1.7%
3,903,300	Airports of Thailand PCL (Transportation)	8,714,135
8,400,600	Beauty Community PCL (Retailing)	5,940,821
556,100	Kasikornbank PCL (Banks)	4,098,461
3,638,400	Thai Beverage PCL (Food, Beverage & Tobacco)	2,551,706

		21,305,123

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – 0.7%
129,467	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	$ 2,580,771
2,567,721	Dogtas Kelebek Mobilya Sanayi ve Ticaret A/S (Consumer Durables & Apparel)*	2,296,636
1,446,947	Eregli Demir ve Celik Fabrikalari TAS (Materials)	3,825,638

		8,703,045

United Arab Emirates – 0.7%
183,825	NMC Health plc (Health Care Equipment & Services)	8,701,407

United States – 1.0%
88,070	Cognizant Technology Solutions Corp. Class A (Software & Services)	6,867,698
1,263,000	Samsonite International SA (Consumer Durables & Apparel)	5,473,299

		12,340,997

Uruguay – 0.2%
459,158	Biotoscana Investments SA BDR (Pharmaceuticals, Biotechnology & Life Sciences)*	2,709,407

Vietnam – 0.7%
955,788	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	8,564,918

TOTAL COMMON STOCKS (Cost $956,686,152)		$1,146,246,774

Exchange Traded Funds – 7.9%
United States – 7.9%
163,781	iShares MSCI Malaysia ETF	$ 5,832,241
158,658	iShares MSCI South Africa ETF(b)	11,445,588
488,162	iShares MSCI South Korea ETF	38,193,795
1,177,926	iShares MSCI Taiwan ETF	45,515,061

TOTAL EXCHANGE TRADED FUNDS (Cost $98,336,818)		$ 100,986,685

Shares	Distribution Rate	Value
Investment Company(d) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
23,583,282	1.217%	$ 23,583,282
(Cost $23,583,282)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,078,606,252)		$1,270,816,741

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
15,237,920	1.217%	$ 15,237,920
(Cost $15,237,920)

TOTAL INVESTMENTS – 101.3% (Cost $1,093,844,172)		$1,286,054,661

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(17,125,169)

NET ASSETS – 100.0%		$1,268,929,492

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $75,457,190, which represents approximately 5.9% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
BDR	— Brazilian Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Bangladesh – 4.3%
1,273,300	BRAC Bank Ltd. (Banks)	$ 1,480,317
98,200	GrameenPhone Ltd. (Telecommunication Services)	592,265
164,085	Olympic Industries Ltd. (Food, Beverage & Tobacco)	560,804
113,894	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	445,732

		3,079,118

Egypt – 5.3%
793,597	Commercial International Bank Egypt SAE (Banks)	3,520,407
259,477	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)	301,793

		3,822,200

Indonesia – 16.1%
1,667,200	Astra International Tbk. PT (Automobiles & Components)	1,057,355
2,460,800	Bank Central Asia Tbk. PT (Banks)	4,177,901
3,762,100	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	1,039,681
619,000	Indocement Tunggal Prakarsa Tbk. PT (Materials)	1,007,895
7,294,200	Kalbe Farma Tbk. PT (Pharmaceuticals, Biotechnology & Life Sciences)	907,110
904,000	Matahari Department Store Tbk. PT (Retailing)	751,140
717,900	Semen Indonesia Persero Tbk. PT (Materials)	597,870
7,042,900	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	2,098,774

		11,637,726

Mexico – 17.3%
204,327	Alsea SAB de CV (Consumer Services)	668,364
41,410	America Movil SAB de CV Class L ADR (Telecommunication Services)	774,367
196,200	Banregio Grupo Financiero SAB de CV (Banks)	1,221,997
211,917	Becle SAB de CV (Food, Beverage & Tobacco)*	385,537
743,800	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	1,423,518
13,966	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,362,244
427,182	Gentera SAB de CV (Diversified Financials)	387,205
25,331	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	492,989

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
124,700	Grupo Cementos de Chihuahua SAB de CV (Materials)	$ 701,899
287,233	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,845,464
237,208	Grupo Mexico SAB de CVSeries B (Materials)	840,920
263,785	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	963,766
552,924	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,385,596

		12,453,866

Pakistan – 4.1%
222,533	Engro Corp. Ltd. (Materials)	608,678
224,800	Habib Bank Ltd. (Banks)	394,658
256,200	MCB Bank Ltd. (Banks)	525,243
346,100	Oil & Gas Development Co. Ltd. (Energy)	515,927
513,400	United Bank Ltd. (Banks)	899,513

		2,944,019

Philippines – 5.8%
42,750	Ayala Corp. (Diversified Financials)	875,152
1,545,300	Ayala Land, Inc. (Real Estate)	1,332,934
106,710	Jollibee Foods Corp. (Consumer Services)	591,839
422,798	Metropolitan Bank & Trust Co. (Banks)	819,543
321,810	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	593,435

		4,212,903

South Korea – 24.6%
1,116	Amorepacific Corp. (Household & Personal Products)*	312,672
8,511	Hana Financial Group, Inc. (Banks)	414,740
11,963	Hankook Tire Co. Ltd. (Automobiles & Components)*	599,152
3,776	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	602,776
38,514	ING Life Insurance Korea Ltd. (Insurance)(a)	2,109,911
10,892	KT Corp. (Telecommunication Services)	322,148
4,554	LG Chem Ltd. (Materials)	1,841,958
6,992	LG Electronics, Inc. (Consumer Durables & Apparel)	670,713
763	NAVER Corp. (Software & Services)	649,931
2,120	NCSoft Corp. (Software & Services)	876,945
1,291	NongShim Co. Ltd. (Food, Beverage & Tobacco)	391,187
7,740	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	419,449
2,948	POSCO (Materials)	1,051,510
2,537	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	5,929,802

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
2,142	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$ 579,297
14,608	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,002,763

		17,774,954

Turkey – 12.9%
319,040	Akbank Turk A/S (Banks)	924,716
171,183	Aygaz A/S (Utilities)	725,169
71,609	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	1,427,441
64,101	Cimsa Cimento Sanayi ve Ticaret A/S (Materials)	238,549
374,057	Enka Insaat ve Sanayi A/S (Capital Goods)	561,869
419,916	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,110,232
280,544	Haci Omer Sabanci Holding A/S (Diversified Financials)	854,559
110,663	KOC Holding A/S (Capital Goods)	539,087
247,831	Soda Sanayii A/S (Materials)	335,138
351,713	Turkiye Garanti Bankasi A/S (Banks)	1,147,321
1,846,315	Turkiye Sinai Kalkinma Bankasi AS (Banks)	796,207
98,188	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)	620,019

		9,280,307

Vietnam – 6.2%
526,458	Bank for Foreign Trade of Vietnam JSC (Banks)	1,544,218
186,780	Masan Group Corp. (Food, Beverage & Tobacco)*	753,454
63,556	Saigon Thuong Tin Commercial JSB (Banks)*	45,478
238,090	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	2,133,550

		4,476,700

TOTAL COMMON STOCKS (Cost $49,803,905)		$69,681,793

Shares	Description	Value
Exchange Traded Funds – 2.7%
United States – 2.7%
13,862	iShares MSCI Indonesia ETF	$ 412,949
2,353	iShares MSCI South Korea ETF	184,099
29,634	iShares MSCI Turkey ETF (b)	1,348,347

TOTAL EXCHANGE TRADED FUNDS (Cost $1,748,602)		$ 1,945,395

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $51,552,507)		$71,627,188

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,306,650	1.217%	$ 1,306,650
(Cost $1,306,650)

TOTAL INVESTMENTS – 101.1% (Cost $52,859,157)		$72,933,838

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(805,963)

NET ASSETS – 100.0%		$72,127,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,109,911, which represents approximately 2.9% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2018:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,951,667	$89,532,327	$—
Europe	—	418,056	—
North America	266,224	—	—
Investment Company	1,335,725	—	—
Securities Lending Reinvestment Vehicle	346,880	—	—
Total	$8,900,496	$89,950,383	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$92,929	$36,501,905	$—
Asia	81,496,458	778,646,858	—
Australia and Oceania	—	3,916,079	—
Europe	—	69,282,133	—
North America	39,770,249	5,473,299	—
South America	50,282,266	80,784,598	—
Exchange Traded Funds	100,986,685	—	—
Investment Company	23,583,282	—	—
Securities Lending Reinvestment Vehicle	15,237,920	—	—
Total	$311,449,789	$974,604,872	$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,822,200	$—
Asia	—	53,405,727	—
North America	12,453,866	—	—
Exchange Traded Fund	1,945,395	—	—
Securities Lending Reinvestment Vehicle	1,306,650	—	—
Total	$15,705,911	$57,227,927	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Denmark – 3.9%
139,138	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 7,721,934

France – 17.3%
70,677	BNP Paribas SA (Banks)	5,837,482
176,437	Klepierre SA (REIT)	8,060,861
79,672	Publicis Groupe SA (Media)	5,505,934
338,036	Rexel SA (Capital Goods)	6,089,568
37,872	Safran SA (Capital Goods)	4,278,825
38,250	Vinci SA (Capital Goods)	4,134,014

		33,906,684

Germany – 12.5%
53,034	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,949,435
50,440	Beiersdorf AG (Household & Personal Products)	5,980,433
122,714	GEA Group AG (Capital Goods)	6,103,447
50,755	HeidelbergCement AG (Materials)	5,509,764

		24,543,079

Ireland – 2.1%
418,429	Bank of Ireland Group plc (Banks)	4,098,033

Italy – 4.3%
495,087	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	3,943,436
200,892	UniCredit SpA (Banks)*	4,429,188

		8,372,624

Japan – 18.6%
118,400	Dentsu, Inc. (Media)	5,312,541
99,300	Hoya Corp. (Health Care Equipment & Services)	5,100,348
348,300	Isuzu Motors Ltd. (Automobiles & Components)	5,898,120
258,700	Mitsubishi Estate Co. Ltd. (Real Estate)	4,976,032
29,000	Nidec Corp. (Capital Goods)	4,667,370
219,400	ORIX Corp. (Diversified Financials)	4,109,731
140,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,305,034

		36,369,176

Netherlands – 7.5%
73,793	Aalberts Industries NV (Capital Goods)	4,029,008
305,304	Royal Dutch Shell plc Class A (Energy)	10,703,559

		14,732,567

New Zealand – 1.0%
294,786	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	1,975,912

Shares	Description	Value
Common Stocks – (continued)
Singapore – 2.4%
235,480	DBS Group Holdings Ltd. (Banks)	$ 4,726,345

Spain – 2.3%
164,997	Cellnex Telecom SA (Telecommunication Services)(a)	4,454,713

Sweden – 2.1%
183,183	Assa Abloy AB Class B (Capital Goods)	4,060,546

Switzerland – 5.6%
348,386	Credit Suisse Group AG (Registered) (Diversified Financials)*	6,738,143
55,314	Ferguson plc (Capital Goods)	4,271,580

		11,009,723

United Kingdom – 17.1%
419,696	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	4,430,556
283,491	Compass Group plc (Consumer Services)	5,968,878
77,753	Reckitt Benckiser Group plc (Household & Personal Products)	7,508,616
893,689	Rentokil Initial plc (Commercial & Professional Services)	3,769,621
596,853	UBM plc (Media)	7,694,879
1,332,247	Vodafone Group plc (Telecommunication Services)	4,246,985

		33,619,535

United States – 2.5%
105,330	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	4,921,253

TOTAL COMMON STOCKS (Cost $174,646,600)		$194,512,124

Units	Description	Expiration Month	Value
Right* – 0.0%
Italy – 0.0%
200,892	UniCredit SpA (Banks)	02/2018	$ 1,005

(Cost $0)

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,993,253	1.217%	$ 1,993,253
(Cost $1,993,253)

TOTAL INVESTMENTS – 100.2% (Cost $176,639,853)		$196,506,382

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(385,804)

NET ASSETS – 100.0%		$196,120,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,454,713, which represents approximately 2.3% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Australia – 2.3%
43,422	Australia & New Zealand Banking Group Ltd. (Banks)	$ 997,367
24,514	BHP Billiton plc (Materials)	545,933

		1,543,300

Belgium – 2.4%
13,927	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	1,577,365

China – 0.9%
182,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	594,441

Denmark – 3.1%
25,930	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,439,073
11,288	Novozymes A/S Class B (Materials)	626,202

		2,065,275

Finland – 1.0%
137,606	Nokia OYJ (Technology Hardware & Equipment)	663,749

France – 12.0%
8,588	Air Liquide SA (Materials)	1,158,057
11,963	BNP Paribas SA (Banks)	988,070
2,857	Iliad SA (Telecommunication Services)	739,184
28,266	Klepierre SA (REIT)	1,291,386
15,286	Publicis Groupe SA (Media)	1,056,377
20,409	Rexel SA (Capital Goods)	367,659
10,100	Safran SA (Capital Goods)	1,141,110
11,504	Vinci SA (Capital Goods)	1,243,339

		7,985,182

Germany – 7.4%
12,786	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,675,444
8,831	Beiersdorf AG (Household & Personal Products)	1,047,050
17,188	GEA Group AG (Capital Goods)	854,882
4,539	HeidelbergCement AG (Materials)	492,736
7,399	SAP SE (Software & Services)	837,127

		4,907,239

Hong Kong – 0.9%
493,500	HKBN Ltd. (Telecommunication Services)	620,767

Ireland – 3.9%
97,069	Bank of Ireland Group plc (Banks)	950,680
15,421	Kerry Group plc Class A (Food, Beverage & Tobacco)	1,641,840

		2,592,520

Shares	Description	Value
Common Stocks – (continued)
Italy – 8.8%
124,118	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	$ 988,617
141,005	Enav SpA (Transportation)(a)	737,723
225,153	Enel SpA (Utilities)	1,431,388
26,988	Moncler SpA (Consumer Durables & Apparel)	889,396
861,649	Telecom Italia SpA (Telecommunication Services)*	775,374
47,807	UniCredit SpA (Banks)*	1,054,030

		5,876,528

Japan – 16.9%
5,700	Dentsu, Inc. (Media)	255,756
6,500	East Japan Railway Co. (Transportation)	648,796
7,800	Hoshizaki Corp. (Capital Goods)	739,990
25,000	Hoya Corp. (Health Care Equipment & Services)	1,284,075
21,500	Kao Corp. (Household & Personal Products)	1,494,007
23,600	KDDI Corp. (Telecommunication Services)	598,928
49,200	Mitsubishi Estate Co. Ltd. (Real Estate)	946,350
9,300	Nidec Corp. (Capital Goods)	1,496,777
2,600	Nintendo Co. Ltd. (Software & Services)	1,177,578
47,900	ORIX Corp. (Diversified Financials)	897,248
23,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,067,352
10,800	Suzuki Motor Corp. (Automobiles & Components)	620,299

		11,227,156

Netherlands – 8.3%
15,419	Aalberts Industries NV (Capital Goods)	841,859
36,585	ING Groep NV (Banks)	718,356
112,189	Royal Dutch Shell plc Class A (Energy)	3,933,200

		5,493,415

Singapore – 2.1%
67,796	DBS Group Holdings Ltd. (Banks)	1,360,741

Spain – 1.2%
88,067	EDP Renovaveis SA (Utilities)	770,844

Switzerland – 9.5%
74,965	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,449,900
14,799	Ferguson plc (Capital Goods)	1,142,841
21,589	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,948,560
86,186	UBS Group AG (Registered) (Diversified Financials)*	1,749,525

		6,290,826

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 16.3%
103,048	Aviva plc (Insurance)	$ 751,779
19,211	British American Tobacco plc (Food, Beverage & Tobacco)	1,313,008
49,454	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	522,065
50,985	Compass Group plc (Consumer Services)	1,073,485
14,041	InterContinental Hotels Group plc (Consumer Services)	939,484
161,035	Melrose Industries plc (Capital Goods)	517,523
146,050	Merlin Entertainments plc (Consumer Services)	681,415
64,655	Pennon Group plc (Utilities)	660,923
10,305	Reckitt Benckiser Group plc (Household & Personal Products)	995,155
177,586	Rentokil Initial plc (Commercial & Professional Services)	749,066
13,027	Rio Tinto plc (Materials)	725,122
90,378	UBM plc (Media)	1,165,191
100,190	Virgin Money Holdings UK plc (Banks)	397,310
112,839	Vodafone Group plc (Telecommunication Services)	359,712

		10,851,238

United States – 1.1%
15,876	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	741,762

TOTAL COMMON STOCKS (Cost $55,051,229)		$65,162,348

Units	Description	Expiration Month	Value
Right* – 0.0%
Italy – 0.0%
47,807	UniCredit SpA (Banks)	02/2018	$239
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
247,271	1.217%	$ 247,271
(Cost $247,271)

TOTAL INVESTMENTS – 98.5% (Cost $55,298,500)		$65,409,858

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		1,012,803

NET ASSETS – 100.0%		$66,422,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $737,723, which represents approximately 1.1% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2018:

Focused International Equity

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$41,095,521	$—
Australia and Oceania	—	1,975,912	—
Europe	—	146,520,443	—
North America	—	4,921,253	—
Investment Company	1,993,253	—	—
Total	$1,993,253	$194,513,129	$—

Strategic International Equity

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$13,803,105	$—
Australia and Oceania	—	1,543,300	—
Europe	—	49,074,420	—
North America	—	741,762	—
Investment Company	247,271	—	—
Total	$247,271	$65,162,587	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Issuer Concentration Risk — The Focused International Equity Fund may invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Brazil – 5.3%
78,300	Azul SA (Preference) (Transportation)*(a)	$ 763,198
1,367,300	Banco Santander Brasil SA ADR (Banks)(b)	15,395,798
840,500	Bradespar SA (Preference) (Materials)(a)	8,255,863
3,719,200	CCR SA (Transportation)	18,298,214
458,500	Cielo SA (Software & Services)	3,869,764
132,100	Cosan SA Industria e Comercio (Energy)	1,810,464
1,955,600	EcoRodovias Infraestrutura e Logistica SA (Transportation)	6,991,526
123,200	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	861,549
900,300	Fibria Celulose SA (Materials)	15,495,281
47,500	Fleury SA (Health Care Equipment & Services)	447,269
2,890,600	Itausa — Investimentos Itau SA (Preference) (Banks)(a)	12,023,390
1,542,700	Kroton Educacional SA (Consumer Services)	7,854,127
1,156,900	Qualicorp SA (Health Care Equipment & Services)	11,113,311
62,965	Vale SA (Materials)*	820,599
503,900	Vale SA ADR (Materials)*	6,596,051

		110,596,404

Chile – 1.2%
239,756	Empresas COPEC SA (Energy)	4,163,704
364,051	Sociedad Quimica y Minera de Chile SA ADR (Materials)(b)	20,525,195

		24,688,899

China – 29.3%
4,620,000	Agile Group Holdings Ltd. (Real Estate)	8,277,313
14,856,000	Agricultural Bank of China Ltd. Class H (Banks)	9,089,468
1,584,000	Air China Ltd. Class H (Transportation)	2,309,210
250,600	Alibaba Group Holding Ltd. ADR (Software & Services)*	51,195,074
15,433,000	Bank of China Ltd. Class H (Banks)	9,249,529
3,670,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation)	5,564,125
642,000	Beijing Capital Land Ltd. Class H (Real Estate)	418,612
2,455,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	2,923,138
52,958,000	China Construction Bank Corp. Class H (Banks)	60,799,574
456,000	China Everbright Ltd. (Diversified Financials)	1,121,920
4,004,000	China Evergrande Group (Real Estate)*	13,185,579
8,863,000	China Huarong Asset Management Co. Ltd. Class H (Diversified Financials)(c)	4,471,528

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
3,700,000	China Lesso Group Holdings Ltd. (Capital Goods)	$ 2,883,115
4,566,000	China Life Insurance Co. Ltd. Class H (Insurance)	15,374,643
7,700	China Lodging Group Ltd. ADR (Consumer Services)	1,151,073
287,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	614,329
1,174,500	China Merchants Bank Co. Ltd. Class H (Banks)	5,734,295
2,276,000	China Resources Cement Holdings Ltd. (Materials)	1,712,230
14,203,000	China SCE Property Holdings Ltd. (Real Estate)	7,633,531
11,223,500	China Shenhua Energy Co. Ltd. Class H (Energy)	34,874,273
20,119,000	CNOOC Ltd. (Energy)	31,624,309
235,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	265,262
13,781,000	Country Garden Holdings Co. Ltd. (Real Estate)	29,601,440
4,458,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,875,659
8,940,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	11,642,026
3,451,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	10,978,875
12,186,000	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles & Components)	27,466,172
2,414,600	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	6,757,850
46,934,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	44,210,332
2,860,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	4,399,015
2,961,500	Longfor Properties Co. Ltd. (Real Estate)	9,664,540
2,017,000	Lonking Holdings Ltd. (Capital Goods)	899,172
4,442,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	9,189,508
1,770,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	20,852,932
1,214,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	3,546,634
5,207,500	Shimao Property Holdings Ltd. (Real Estate)	15,452,637
2,019,400	Tencent Holdings Ltd. (Software & Services)	119,321,191
716,000	TravelSky Technology Ltd. Class H (Software & Services)	2,234,734

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
5,590,000	Weichai Power Co. Ltd. Class H (Capital Goods)	$ 6,973,075
81,000	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(c)	331,431
7,671,000	Yuzhou Properties Co. Ltd. (Real Estate)	5,656,552
3,904,000	Zhejiang Expressway Co. Ltd. Class H (Transportation)	4,610,455

		614,136,360

Colombia – 0.9%
1,014,490	Ecopetrol SA ADR (Energy)(b)	19,143,426

Greece – 0.1%
20,454	Motor Oil Hellas Corinth Refineries SA (Energy)	511,702
84,726	OPAP SA (Consumer Services)	1,136,069

		1,647,771

Hong Kong – 1.9%
2,023,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)*	6,906,081
1,229,500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	6,727,492
5,625,000	Kingboard Laminates Holdings Ltd. (Technology Hardware & Equipment)	9,881,308
4,704,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,628,816
822,000	SSY Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	603,156
5,698,500	WH Group Ltd. (Food, Beverage & Tobacco)(c)	7,058,793

		39,805,646

Hungary – 0.2%
386,523	MOL Hungarian Oil & Gas plc (Energy)	4,721,097

India – 8.1%
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	2,569,669
80,924	Dabur India Ltd. (Household & Personal Products)	452,435
1,578	Eicher Motors Ltd. (Capital Goods)	667,279
345,330	Godrej Consumer Products Ltd. (Household & Personal Products)	5,719,327
1,224,599	HCL Technologies Ltd. (Software & Services)	18,994,606
457,452	Hexaware Technologies Ltd. (Software & Services)	2,736,191
1,087,092	Hindustan Zinc Ltd. (Materials)	5,293,017
3,402,607	Indian Oil Corp. Ltd. (Energy)	22,312,345

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
508,363	Infosys Ltd. ADR (Software & Services)	$ 9,155,618
51,939	InterGlobe Aviation Ltd. (Transportation)(c)	989,982
233,031	Maruti Suzuki India Ltd. (Automobiles & Components)	34,792,565
1,079,584	National Aluminium Co. Ltd. (Materials)	1,276,796
176,719	NIIT Technologies Ltd. (Software & Services)	2,375,704
3,233	Page Industries Ltd. (Consumer Durables & Apparel)	1,090,806
22,037	Piramal Enterprises Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	950,376
263,495	Rural Electrification Corp. Ltd. (Diversified Financials)	643,323
507,533	Tata Consultancy Services Ltd. (Software & Services)	24,796,158
408,810	Titan Co. Ltd. (Consumer Durables & Apparel)	5,588,990
2,131,972	Vedanta Ltd. (Materials)	11,369,047
1,383,802	Wipro Ltd. (Software & Services)	6,617,517
237,600	WNS Holdings Ltd. ADR (Software & Services)*	10,563,696

		168,955,447

Indonesia – 2.2%
28,962,700	Bank Mandiri Persero Tbk. PT (Banks)	17,607,094
16,607,300	Bank Negara Indonesia Persero Tbk. PT (Banks)	11,659,904
51,932,000	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	14,351,750
1,406,000	Indo Tambangraya Megah Tbk. PT (Energy)	3,179,120
196,700	United Tractors Tbk. PT (Energy)	571,507

		47,369,375

Luxembourg – 0.4%
230,200	Ternium SA ADR (Materials)	7,852,122

Malaysia – 1.7%
212,600	Bursa Malaysia Bhd. (Diversified Financials)	594,533
3,208,000	Genting Bhd. (Consumer Services)	7,925,865
7,891,500	Genting Malaysia Bhd. (Consumer Services)	11,155,709
4,018,800	Malaysia Airports Holdings Bhd. (Transportation)	9,331,060
852,200	MISC Bhd. (Transportation)	1,646,321
1,559,600	Top Glove Corp. Bhd. (Health Care Equipment & Services)	3,709,189
1,856,700	Westports Holdings Bhd. (Transportation)	1,667,231

		36,029,908

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – 3.1%
297,520	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR (Banks)	$ 2,326,606
979,438	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	10,240,243
626,000	Grupo Financiero Banorte SAB de CV Class O (Banks)	4,022,033
3,711,355	Grupo Mexico SAB de CV Series B (Materials)	13,157,022
13,972,900	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	35,015,303

		64,761,207

Philippines – 0.3%
1,900,460	International Container Terminal Services, Inc. (Transportation)	4,204,722
2,074,000	Semirara Mining & Power Corp. (Energy)	1,532,253

		5,736,975

Poland – 2.1%
146,193	Grupa Lotos SA (Energy)	2,590,540
312,972	Polski Koncern Naftowy ORLEN SA (Energy)	10,151,178
2,241,984	Powszechny Zaklad Ubezpieczen SA (Insurance)	30,645,409

		43,387,127

Qatar – 0.1%
52,650	Qatar National Bank QPSC (Banks)	1,955,034

Russia – 4.9%
584,544	Evraz plc (Materials)	3,085,338
80,225	Globaltrans Investment plc GDR (Transportation)	863,221
40,014	LUKOIL PJSC ADR (Energy)	2,634,922
3,069,700	Magnitogorsk Iron & Steel Works PJSC (Materials)	2,495,409
1,557,600	MMC Norilsk Nickel PJSC ADR (Materials)(b)	32,102,136
186,111	Novolipetsk Steel PJSC GDR (Materials)	4,877,940
11,173,990	Sberbank of Russia PJSC (Banks)	52,512,294
135,160	Severstal PJSC GDR (Materials)	2,219,327
67,710	Surgutneftegas OJSC ADR (Energy)	343,290
16,397	Tatneft PJSC ADR (Energy)	988,903

		102,122,780

Singapore – 0.0%
234,400	Yanlord Land Group Ltd. (Real Estate)	330,571

Shares	Description	Value
Common Stocks – (continued)
South Africa – 7.1%
351,175	African Rainbow Minerals Ltd. (Materials)	$ 3,794,484
57,294	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,309,221
35,931	Assore Ltd. (Materials)	953,004
292,622	Barloworld Ltd. (Capital Goods)	4,169,146
42,724	Bid Corp. Ltd. (Food & Staples Retailing)	956,455
988,119	Exxaro Resources Ltd. (Energy)	11,937,086
175,432	Kumba Iron Ore Ltd. (Materials)	5,318,235
529,977	Mondi Ltd. (Materials)	14,152,852
62,276	MTN Group Ltd. (Telecommunication Services)	689,595
152,107	Naspers Ltd. Class N (Media)	43,319,375
4,018,371	Sanlam Ltd. (Insurance)	29,915,603
1,854,940	Standard Bank Group Ltd. (Banks)	31,396,318

		147,911,374

South Korea – 14.4%
11,078	Caregen Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	955,372
26,590	Celltrion, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	7,861,088
101,213	Cheil Worldwide, Inc. (Media)	2,014,118
15,473	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,123,184
2,187	CJ O Shopping Co. Ltd. (Retailing)	460,195
2,907	Daewoong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	493,253
7,253	Douzone Bizon Co. Ltd. (Software & Services)	325,333
15,974	E-MART, Inc. (Food & Staples Retailing)	4,340,368
128,085	Grand Korea Leisure Co. Ltd. (Consumer Services)	3,652,375
1,706	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	378,753
422,677	Hana Financial Group, Inc. (Banks)	20,597,016
48,865	Hotel Shilla Co. Ltd. (Retailing)	4,242,308
9,916	Huchems Fine Chemical Corp. (Materials)	235,863
36,960	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)*	3,847,928
231,390	Kangwon Land, Inc. (Consumer Services)*	7,031,517

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
28,372	Kginicis Co. Ltd. (Software & Services)	$ 545,871
35,236	LF Corp. (Consumer Durables & Apparel)	1,128,442
19,076	LG Chem Ltd. (Materials)	7,715,675
218,078	LG Corp. (Capital Goods)	18,187,891
118,622	LG Electronics, Inc. (Consumer Durables & Apparel)	11,378,906
6,259	LG Household & Health Care Ltd. (Household & Personal Products)	6,898,762
120,519	LG Uplus Corp. (Telecommunication Services)	1,613,217
167,735	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	3,911,569
86,269	Modetour Network, Inc. (Consumer Services)*	2,691,411
4,303	OCI Co. Ltd. (Materials)*	680,567
9,498	POSCO (Materials)	3,387,803
24,919	PSK, Inc. (Semiconductors & Semiconductor Equipment)*	570,448
45,635	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	106,663,983
660,128	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	45,314,355
126,033	SK Telecom Co. Ltd. (Telecommunication Services)	31,296,823
11,693	Whanin Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	268,088

		300,812,482

Taiwan – 9.4%
3,080,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	4,051,708
45,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	514,777
468,000	Cathay Financial Holding Co. Ltd. (Insurance)	875,199
1,695,000	China Petrochemical Development Corp. (Materials)*	886,543
937,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	2,162,099
3,337,000	CTBC Financial Holding Co. Ltd. (Banks)	2,438,402
3,661,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,801,501
1,766,000	Formosa Plastics Corp. (Materials)	6,266,425
2,935,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	5,452,339
18,000	Gourmet Master Co. Ltd. (Consumer Services)	260,428
1,098,000	Greatek Electronics, Inc. (Semiconductors & Semiconductor Equipment)	2,132,168

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
16,200,000	HannStar Display Corp. (Technology Hardware & Equipment)	$ 5,925,418
519,000	Hiwin Technologies Corp. (Capital Goods)	6,710,947
394,000	Holtek Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	1,058,648
108,000	Holy Stone Enterprise Co. Ltd. (Technology Hardware & Equipment)*	414,574
992,000	Huaku Development Co. Ltd. (Real Estate)	2,471,023
198,000	International Games System Co. Ltd. Class C (Software & Services)	1,113,363
840,000	Kinik Co. (Capital Goods)	2,336,187
1,193,000	Lien Hwa Industrial Corp. (Food, Beverage & Tobacco)	1,545,215
468,000	OptoTech Corp. (Semiconductors & Semiconductor Equipment)*	364,724
986,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	10,046,594
65,000	President Chain Store Corp. (Food & Staples Retailing)	643,192
844,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)*	2,936,351
352,000	Soft-World International Corp. (Software & Services)	874,577
236,000	St Shine Optical Co. Ltd. (Health Care Equipment & Services)	7,543,714
2,174,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	98,513,002
1,036,000	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	4,219,693
1,866,000	Tripod Technology Corp. (Technology Hardware & Equipment)	6,014,426
2,604,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	6,250,868
1,058,000	Walsin Lihwa Corp. (Capital Goods)	607,423
56,938	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	46,041
405,456	Yageo Corp. (Technology Hardware & Equipment)*	5,358,429
366,000	YC INOX Co. Ltd. (Materials)	335,153

		196,171,151

Thailand – 4.5%
10,296,400	Amata Corp. PCL (Real Estate)	8,465,271
1,455,300	Hana Microelectronics PCL (Technology Hardware & Equipment)	1,974,330
49,278,300	IRPC PCL (Energy)	11,564,352

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
2,494,700	Kiatnakin Bank PCL (Banks)	$ 6,507,134
7,479,697	PTT Global Chemical PCL (Materials)	22,968,229
347,100	PTT PCL (Energy)	5,449,687
10,413,300	Quality Houses PCL (Real Estate)	1,063,939
457,100	Ratchaburi Electricity Generating Holding PCL (Utilities)	799,049
13,836,500	Thai Beverage PCL (Food, Beverage & Tobacco)	9,703,903
7,423,200	Thai Oil PCL (Energy)	24,293,678
717,900	Thanachart Capital PCL (Banks)	1,351,199

		94,140,771

Turkey – 1.2%
146,461	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	2,919,527
3,883,985	Eregli Demir ve Celik Fabrikalari TAS (Materials)	10,269,015
18,082	Ford Otomotiv Sanayi A/S (Automobiles & Components)	288,804
1,922,126	Petkim Petrokimya Holding A/S (Materials)	4,059,555
282,619	Tupras Turkiye Petrol Rafinerileri A/S (Energy)	8,669,045

		26,205,946

United Arab Emirates – 0.3%
357,327	Abu Dhabi Commercial Bank PJSC (Banks)	705,324
3,574,187	Emaar Properties PJSC (Real Estate)	6,396,524

		7,101,848

TOTAL COMMON STOCKS (Cost $1,640,687,795)		$2,065,583,721

Units	Description	Expiration Month	Value
Rights* – 0.0%
China – 0.0%
92,400	Agile Group Holdings Ltd. (Real Estate)	07/2018	$ —

India – 0.0%
958	Piramal Enterprises Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12/2018	5,468

TOTAL RIGHTS (Cost $—)			$ 5,468

Shares	Distribution Rate	Value
Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14,554	1.217%	$ 14,554
(Cost $14,554)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,640,702,349)		$2,065,603,743

Securities Lending Reinvestment Vehicle(d) – 2.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
60,220,150	1.217%	$ 60,220,150
(Cost $60,220,150)

TOTAL INVESTMENTS – 101.6% (Cost $1,700,922,499)		$2,125,823,893

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(34,004,867)

NET ASSETS – 100.0%		$2,091,819,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,851,734, which represents approximately 0.6% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	211	03/16/2018	$13,269,790	$1,528,511

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Australia – 5.0%
125,804	AMP Ltd. (Diversified Financials)	$ 531,381
562,846	Aristocrat Leisure Ltd. (Consumer Services)	10,814,459
207,520	ASX Ltd. (Diversified Financials)	9,131,271
274,008	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	330,082
134,650	BHP Billiton Ltd. (Materials)	3,292,886
346,705	BHP Billiton plc (Materials)	7,721,204
372,853	BlueScope Steel Ltd. (Materials)	4,329,934
22,495	carsales.com Ltd. (Software & Services)	271,722
32,099	Cochlear Ltd. (Health Care Equipment & Services)	4,480,089
406,261	Computershare Ltd. (Software & Services)	5,453,137
333,034	Crown Resorts Ltd. (Consumer Services)	3,549,929
6,049	Flight Centre Travel Group Ltd. (Consumer Services)	248,535
120,681	Fortescue Metals Group Ltd. (Materials)	479,251
67,629	Iluka Resources Ltd. (Materials)	548,866
306,422	IOOF Holdings Ltd. (Diversified Financials)	2,719,528
2,329,704	Qantas Airways Ltd. (Transportation)	9,873,068
45,616	REA Group Ltd. (Media)	2,709,888
138,728	Star Entertainment Group Ltd. (The) (Consumer Services)	676,639
106,116	Stockland (REIT)	361,943
435,763	Wesfarmers Ltd. (Food & Staples Retailing)	15,370,501
1,192,789	Whitehaven Coal Ltd. (Energy)	4,732,079
354,963	Woolworths Group Ltd. (Food & Staples Retailing)	7,709,344

		95,335,736

Austria – 0.7%
174,274	Erste Group Bank AG (Banks)*	8,778,181
2,041	Lenzing AG (Materials)	259,482
6,073	Oesterreichische Post AG (Transportation)	289,252
62,586	OMV AG (Energy)	4,029,686

		13,356,601

Belgium – 0.1%
53,842	bpost SA (Transportation)	1,790,188

China – 0.2%
611,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,995,622
79,000	ENN Energy Holdings Ltd. (Utilities)	610,374
469,500	Fosun International Ltd. (Capital Goods)	1,105,328
210,600	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	256,136

		3,967,460

Shares	Description	Value
Common Stocks – (continued)
Denmark – 2.5%
87,054	Carlsberg A/S Class B (Food, Beverage & Tobacco)	$ 11,189,825
271,343	Danske Bank A/S (Banks)	11,018,397
15,855	GN Store Nord A/S (Health Care Equipment & Services)	534,663
97,701	Jyske Bank A/S (Registered) (Banks)	5,648,061
202,793	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	11,254,683
12,739	Royal Unibrew A/S (Food, Beverage & Tobacco)	773,967
31,441	Sydbank A/S (Banks)	1,285,856
97,547	Vestas Wind Systems A/S (Capital Goods)	6,653,493

		48,358,945

Finland – 0.3%
57,222	Sampo OYJ Class A (Insurance)	3,324,477
62,661	UPM-Kymmene OYJ (Materials)	2,112,837

		5,437,314

France – 8.4%
602,902	Air France-KLM (Transportation)*	9,351,354
19,870	Amundi SA (Diversified Financials)(a)	1,874,916
55,446	Arkema SA (Materials)	7,083,531
164,451	BNP Paribas SA (Banks)	13,582,633
32,522	Capgemini SE (Software & Services)	4,316,984
58,199	Cie de Saint-Gobain (Capital Goods)	3,380,475
1,624	Cie Generale des Etablissements Michelin (Automobiles & Components)	259,798
22,335	Eramet (Materials)*	3,152,302
179,699	Eutelsat Communications SA (Media)	3,955,152
130,141	Faurecia (Automobiles & Components)	11,677,590
18,939	Gecina SA (REIT)	3,696,356
27,769	Kering (Consumer Durables & Apparel)	14,066,281
67,192	Klepierre SA (REIT)	3,069,795
915,917	Natixis SA (Diversified Financials)	8,340,232
385,119	Peugeot SA (Automobiles & Components)	8,650,278
98,508	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	8,693,491
173,979	Schneider Electric SE (Capital Goods)*	16,301,361
247,172	Societe Generale SA (Banks)	14,365,034
74,052	Ubisoft Entertainment SA (Software & Services)*	6,337,640
5,642	Unibail-Rodamco SE (REIT)	1,446,525
118,565	Valeo SA (Automobiles & Components)	9,335,653
54,601	Vinci SA (Capital Goods)	5,901,211

		158,838,592

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 6.9%
43,523	1&1 Drillisch AG (Telecommunication Services)	$ 3,620,412
102,283	Aareal Bank AG (Banks)	5,170,639
9,515	Allianz SE (Registered) (Insurance)	2,406,595
16,668	Aurubis AG (Materials)	1,751,528
187,518	BASF SE (Materials)	21,991,687
164,920	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	21,610,681
109,475	Commerzbank AG (Banks)*	1,806,449
85,612	Covestro AG (Materials)(a)	9,858,250
356,623	Deutsche Lufthansa AG (Registered) (Transportation)	12,739,571
154,299	Deutsche Post AG (Registered) (Transportation)	7,288,231
91,723	Deutz AG (Capital Goods)	851,724
20,745	Duerr AG (Capital Goods)	2,857,995
58,681	Freenet AG (Telecommunication Services)	2,250,191
78,599	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	9,059,474
11,173	Hella GmbH & Co. KGaA (Automobiles & Components)	796,217
29,471	Jenoptik AG (Technology Hardware & Equipment)	1,223,183
30,541	Jungheinrich AG (Preference) (Capital Goods)(b)	1,510,360
40,074	Leoni AG (Automobiles & Components)	3,077,265
3,943	Pfeiffer Vacuum Technology AG (Capital Goods)	781,801
12,837	Rheinmetall AG (Capital Goods)	1,817,080
50,418	Salzgitter AG (Materials)	3,045,266
81,078	Schaeffler AG (Preference) (Automobiles & Components)(b)	1,613,465
8,573	Siltronic AG (Semiconductors & Semiconductor Equipment)*	1,423,261
39,786	Software AG (Software & Services)	2,159,474
5,044	Wacker Neuson SE (Capital Goods)	206,665
84,149	Wirecard AG (Software & Services)	10,491,598

		131,409,062

Hong Kong – 3.3%
2,940,800	AIA Group Ltd. (Insurance)	25,118,858
1,039,000	CK Asset Holdings Ltd. (Real Estate)	9,886,712
184,000	CLP Holdings Ltd. (Utilities)	1,874,688
727,000	Galaxy Entertainment Group Ltd. (Consumer Services)	6,413,514
1,099,000	Hong Kong & China Gas Co. Ltd. (Utilities)	2,170,666
148,400	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	5,598,495

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
830,000	Melco International Development Ltd. (Consumer Services)	$ 2,484,867
611,000	PCCW Ltd. (Telecommunication Services)	351,884
92,000	Shangri-La Asia Ltd. (Consumer Services)	233,274
1,654,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	2,049,447
791,000	Wheelock & Co. Ltd. (Real Estate)	6,186,119
84,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	379,053

		62,747,577

Ireland – 0.1%
10,471	Paddy Power Betfair plc (Consumer Services)	1,214,225

Italy – 2.0%
298,122	Azimut Holding SpA (Diversified Financials)	6,789,560
73,448	Banca Generali SpA (Diversified Financials)	2,751,155
212,700	Enav SpA (Transportation)(a)	1,112,823
883,825	Enel SpA (Utilities)	5,618,829
1,105,729	Eni SpA (Energy)	19,905,586
417,504	Saras SpA (Energy)	912,068

		37,090,021

Japan – 28.5%
38,500	Aeon Co. Ltd. (Food & Staples Retailing)	657,281
122,900	Aisin Seiki Co. Ltd. (Automobiles & Components)	7,193,532
352,700	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	6,709,020
10,100	Alpen Co. Ltd. (Retailing)	233,784
39,800	Aoyama Trading Co. Ltd. (Retailing)	1,567,331
110,100	Aozora Bank Ltd. (Banks)	4,471,971
230,800	Asahi Glass Co. Ltd. (Capital Goods)	10,163,379
7,100	Benesse Holdings, Inc. (Consumer Services)	267,531
55,100	Brother Industries Ltd. (Technology Hardware & Equipment)	1,415,458
319,700	Canon, Inc. (Technology Hardware & Equipment)	12,756,032
32,300	Chugoku Electric Power Co., Inc. (The) (Utilities)	357,813
10,000	Daifuku Co. Ltd. (Capital Goods)	673,307
256,300	Dai-ichi Life Holdings, Inc. (Insurance)	5,404,751
18,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	4,339,402
469,300	DMG Mori Co. Ltd. (Capital Goods)	10,746,167
83,300	Electric Power Development Co. Ltd. Class C (Utilities)	2,374,533

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,400	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	$ 456,112
58,600	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,239,920
1,506,000	Fujitsu Ltd. (Software & Services)	11,119,711
1,411,000	Fukuoka Financial Group, Inc. (Banks)	8,210,369
257,200	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	11,568,746
260,800	Hoya Corp. (Health Care Equipment & Services)	13,395,475
57,200	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	740,762
301,100	Idemitsu Kosan Co. Ltd. (Energy)	11,302,876
480,900	ITOCHU Corp. (Capital Goods)	9,462,524
21,000	IwaiCosmo Holdings, Inc. (Diversified Financials)	291,935
26,800	Jafco Co. Ltd. (Diversified Financials)	1,525,264
18,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	302,599
460,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	15,264,194
204,200	JSR Corp. (Materials)	4,853,854
514,800	JTEKT Corp. (Capital Goods)	9,243,693
1,929,500	JXTG Holdings, Inc. (Energy)	12,845,842
146,300	Kansai Electric Power Co., Inc. (The) (Utilities)	1,823,001
209,500	Kao Corp. (Household & Personal Products)	14,557,880
33,700	Kato Works Co. Ltd. (Capital Goods)	1,068,617
52,700	KDDI Corp. (Telecommunication Services)	1,337,436
115,200	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	2,885,774
81,200	KLab, Inc. (Software & Services)	1,407,171
15,500	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	1,026,679
46,400	Komatsu Ltd. (Capital Goods)	1,823,636
179,600	Konami Holdings Corp. (Software & Services)	10,349,201
6,800	Kose Corp. (Household & Personal Products)	1,174,354
7,500	KYB Corp. (Automobiles & Components)	489,118
108,200	Link And Motivation, Inc. (Commercial & Professional Services)	941,280
54,000	Makino Milling Machine Co. Ltd. (Capital Goods)	610,354
20,400	Mandom Corp. (Household & Personal Products)	728,565
75,700	MISUMI Group, Inc. (Capital Goods)	2,291,921

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
120,300	Mitsubishi Chemical Holdings Corp. (Materials)	$ 1,312,029
92,500	Mitsubishi Corp. (Capital Goods)	2,592,346
18,800	Mitsubishi Gas Chemical Co., Inc. (Materials)	532,901
278,400	Mitsubishi Materials Corp. (Materials)	10,364,080
2,743,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	20,747,652
806,100	Mitsui & Co. Ltd. (Capital Goods)	14,182,910
11,300	Mitsui Mining & Smelting Co. Ltd. (Materials)	634,637
5,583,000	Mizuho Financial Group, Inc. (Banks)	10,583,985
567,300	Monex Group, Inc. (Diversified Financials)	2,109,246
497,000	Nachi-Fujikoshi Corp. (Capital Goods)	3,484,464
211,800	NGK Insulators Ltd. (Capital Goods)	4,333,346
389,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	10,300,959
69,600	Nihon House Holdings Co. Ltd. (Consumer Durables & Apparel)	445,032
14,900	Nippon Carbon Co. Ltd. (Capital Goods)	716,274
165,800	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	6,855,384
388,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	1,145,749
105,200	Nitto Denko Corp. (Materials)	9,665,769
200,700	NOK Corp. (Automobiles & Components)	4,682,126
451,000	NTN Corp. (Capital Goods)	2,326,047
60,700	OKUMA Corp. (Capital Goods)	4,190,264
736,000	ORIX Corp. (Diversified Financials)	13,786,518
7,800	OSG Corp. (Capital Goods)	198,337
30,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,350,448
320,400	Persol Holdings Co. Ltd. (Commercial & Professional Services)	8,005,317
7,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	305,347
45,800	Pressance Corp. (Consumer Durables & Apparel)	657,693
134,400	Rakuten, Inc. (Retailing)	1,216,303
50,900	Relo Group, Inc. (Real Estate)	1,511,574
174,300	SAMTY Co. Ltd. (Real Estate)(c)	3,134,263
41,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,599,803

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,100	Seiko Holdings Corp. (Consumer Durables & Apparel)	$ 665,197
404,600	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	7,736,120
123,200	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	5,083,209
41,200	Sharp Corp. (Consumer Durables & Apparel)*(c)	1,542,277
146,300	Shikoku Electric Power Co., Inc. (Utilities)	1,662,310
232,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,880,074
258,800	Shiseido Co. Ltd. (Household & Personal Products)	13,291,230
191,600	Sodick Co. Ltd. (Capital Goods)	2,678,389
113,200	SoftBank Group Corp. (Telecommunication Services)	9,405,552
377,300	Sony Corp. (Consumer Durables & Apparel)	18,095,712
73,300	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	1,994,956
578,000	Sumitomo Chemical Co. Ltd. (Materials)	4,252,899
115,900	Sumitomo Corp. (Capital Goods)	2,003,981
276,200	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,077,338
108,800	Sumitomo Heavy Industries Ltd. (Capital Goods)	4,989,470
368,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	16,582,239
23,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	995,170
7,400	Systena Corp. (Software & Services)	255,421
434,100	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	7,346,527
76,700	Takara Holdings, Inc. (Food, Beverage & Tobacco)	946,605
80,400	Teijin Ltd. (Materials)	1,782,595
21,500	TIS, Inc. (Software & Services)	762,835
6,900	Toho Zinc Co. Ltd. (Materials)	420,397
69,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	13,110,642
296,600	Tokyo Gas Co. Ltd. (Utilities)	7,077,076
114,800	Tosoh Corp. (Materials)	2,642,958
62,800	Toyota Motor Corp. (Automobiles & Components)	4,326,756
77,700	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	5,208,448
133,000	Uniden Holdings Corp. (Technology Hardware & Equipment)*	402,537
38,800	Unizo Holdings Co. Ltd. (Real Estate)	1,118,685

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,500	USS Co. Ltd. (Retailing)	$ 257,559
15,900	Wakita & Co. Ltd. (Capital Goods)	197,217
43,900	Will Group, Inc. (Commercial & Professional Services)	827,447
483,100	Yamada Denki Co. Ltd. (Retailing)	2,868,727
365,300	Yamaha Motor Co. Ltd. (Automobiles & Components)	12,204,682
45,700	YA-MAN Ltd. (Household & Personal Products)	763,528
27,400	Zenkoku Hosho Co. Ltd. (Diversified Financials)	1,284,386

		540,382,109

Luxembourg – 0.3%
8,743	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	5,691,366

Netherlands – 5.2%
18,703	AMG Advanced Metallurgical Group NV (Materials)	1,000,124
18,461	ASM International NV (Semiconductors & Semiconductor Equipment)	1,328,549
8,703	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,764,435
15,679	Euronext NV (Diversified Financials)(a)	1,062,169
53,951	Heineken NV (Food, Beverage & Tobacco)	6,063,508
39,139	Koninklijke DSM NV (Materials)	4,046,680
294,779	Koninklijke Philips NV (Health Care Equipment & Services)	12,015,127
275,696	NN Group NV (Insurance)	13,003,154
39,256	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	4,723,282
155,800	Randstad Holding NV (Commercial & Professional Services)	10,997,860
606,838	Royal Dutch Shell plc Class A (Energy)	21,310,337
512,539	Royal Dutch Shell plc Class B (Energy)	18,181,032
65,648	Wolters Kluwer NV (Commercial & Professional Services)	3,474,768

		98,971,025

New Zealand – 0.3%
723,528	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	4,905,476
376,155	Spark New Zealand Ltd. (Telecommunication Services)	995,015

		5,900,491

Norway – 2.1%
318,747	Aker BP ASA (Energy)	9,223,928
44,492	BW Offshore Ltd. (Energy)*	221,626
618,949	DNB ASA (Banks)	12,580,296

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
236,031	DNO ASA (Energy)*	$ 301,625
1,077,051	Norsk Hydro ASA (Materials)	7,842,382
364,647	Orkla ASA (Food, Beverage & Tobacco)	3,794,589
75,823	Storebrand ASA (Insurance)	678,723
223,377	Telenor ASA (Telecommunication Services)	5,222,480
47,683	Tomra Systems ASA (Commercial & Professional Services)	806,582

		40,672,231

Portugal – 0.5%
495,344	Galp Energia SGPS SA (Energy)	9,462,199

Singapore – 1.4%
1,284,600	Genting Singapore plc (Consumer Services)	1,319,049
1,833,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	18,023,706
134,700	Singapore Airlines Ltd. (Transportation)	1,160,129
113,800	Singapore Exchange Ltd. (Diversified Financials)	710,207
121,200	United Overseas Bank Ltd. (Banks)	2,529,799
147,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	2,580,453

		26,323,343

South Africa – 0.3%
243,387	Mondi plc (Materials)	6,487,026

Spain – 4.6%
158,209	ACS Actividades de Construccion y Servicios SA (Capital Goods)	6,330,336
185,402	Amadeus IT Group SA (Software & Services)	14,374,011
265,252	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,489,272
1,826,675	Banco de Sabadell SA (Banks)	4,341,657
2,736,406	Banco Santander SA (Banks)(c)	20,315,757
2,231,469	CaixaBank SA (Banks)	12,036,823
174,809	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	934,021
298,487	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	9,599,937
54,124	Melia Hotels International SA (Consumer Services)	764,867
128,879	Merlin Properties Socimi SA (REIT)	1,855,659
463,423	Repsol SA (Energy)	8,722,052
467,805	Telefonica SA (Telecommunication Services)	4,798,995

		86,563,387

Shares	Description	Value
Common Stocks – (continued)
Sweden – 3.9%
87,327	Atlas Copco AB Class A (Capital Goods)	$ 4,095,441
119,957	Atlas Copco AB Class B (Capital Goods)	5,006,618
42,145	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	466,917
313,264	Boliden AB (Materials)	11,372,409
304,307	Electrolux AB Series B (Consumer Durables & Apparel)	10,750,714
203,921	Husqvarna AB Class B (Consumer Durables & Apparel)	2,127,278
14,011	JM AB (Consumer Durables & Apparel)	316,038
119,500	Sandvik AB (Capital Goods)	2,352,563
49,005	Scandic Hotels Group AB (Consumer Services)(a)	542,218
994,700	Skandinaviska Enskilda Banken AB Class A (Banks)	12,570,810
215,158	Svenska Handelsbanken AB Class A (Banks)	3,131,451
89,951	Swedish Match AB (Food, Beverage & Tobacco)	3,643,421
14,721	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	258,610
161,663	Tele2 AB Class B (Telecommunication Services)	2,021,770
714,800	Volvo AB Class B (Capital Goods)	14,589,455

		73,245,713

Switzerland – 5.5%
135,100	Adecco Group AG (Registered) (Commercial & Professional Services)*	11,116,166
4,140	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	626,274
53,054	GAM Holding AG (Diversified Financials)*	996,517
5,542	Georg Fischer AG (Registered) (Capital Goods)	8,022,887
2,750,796	Glencore plc (Materials)*	15,765,902
44,352	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	12,322,606
90,541	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,171,967
6,684	Partners Group Holding AG (Diversified Financials)	5,193,839
84,181	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	20,798,962
152	Schweiter Technologies AG (Capital Goods)	190,152

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
514,584	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	$ 12,300,650
11,197	Swiss Life Holding AG (Registered) (Insurance)*	4,204,447
1,225	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	271,155
26,405	Temenos Group AG (Registered) (Software & Services)*	3,649,080

		103,630,604

United Kingdom – 12.7%
614,245	3i Group plc (Diversified Financials)	8,122,180
393,927	Anglo American plc (Materials)	9,549,163
240,958	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	8,447,988
183,370	Barratt Developments plc (Consumer Durables & Apparel)	1,523,221
102,269	Bellway plc (Consumer Durables & Apparel)	4,821,145
171,233	boohoo.com plc (Retailing)*	450,633
447,380	BP plc ADR (Energy)(d)	19,143,390
13,323	British American Tobacco plc (Food, Beverage & Tobacco)	910,583
90,214	Burberry Group plc (Consumer Durables & Apparel)	2,023,191
43,692	Burford Capital Ltd. (Diversified Financials)	763,044
278,144	CNH Industrial NV (Capital Goods)	4,112,831
373,995	Compass Group plc (Consumer Services)	7,874,431
36	CYBG plc CDI (Banks)	166
473,638	Diageo plc (Food, Beverage & Tobacco)	17,047,358
33,462	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	1,020,181
1,075,990	Direct Line Insurance Group plc (Insurance)	5,641,216
724,888	Fiat Chrysler Automobiles NV (Automobiles & Components)*	17,519,571
921,560	HSBC Holdings plc (Banks)	9,831,809
2,045,503	International Consolidated Airlines Group SA (Transportation)	18,580,071
52,621	Intertek Group plc (Commercial & Professional Services)	3,754,545
113,297	Jupiter Fund Management plc (Diversified Financials)	951,808
2,850,710	Legal & General Group plc (Insurance)	10,950,684
4,610,105	Lloyds Banking Group plc (Banks)	4,554,783
407,990	Man Group plc (Diversified Financials)	1,257,660

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
219,953	National Grid plc (Utilities)	$ 2,520,259
39,666	NEX Group plc (Diversified Financials)	333,976
29,505	Paragon Banking Group plc (Banks)	206,704
229,407	Persimmon plc (Consumer Durables & Apparel)	8,149,602
145,113	Prudential plc (Insurance)	3,928,221
180,766	RELX NV (Commercial & Professional Services)	4,002,795
151,133	Rio Tinto Ltd. (Materials)	9,304,996
318,113	Rio Tinto plc ADR (Materials)	17,849,320
108,080	Smiths Group plc (Capital Goods)	2,454,503
160,404	SSP Group plc (Consumer Services)	1,387,978
325,302	Subsea 7 SA (Energy)	5,066,958
155,379	Tate & Lyle plc (Food, Beverage & Tobacco)	1,416,385
397,692	Taylor Wimpey plc (Consumer Durables & Apparel)	1,076,248
187,420	Unilever plc ADR (Household & Personal Products)	10,583,607
409,286	Vodafone Group plc ADR (Telecommunication Services)(d)	13,187,195

		240,320,399

United States – 0.7%
135,423	Carnival plc ADR (Consumer Services)(c)(d)	9,659,723
23,852	Shire plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,340,234
72,227	Sims Metal Management Ltd. (Materials)	955,033

		13,954,990

TOTAL COMMON STOCKS (Cost $1,575,603,226)		$1,811,150,604

Units	Description	Expiration Month	Value
Right* – 0.1%
Spain – 0.1%
158,209	ACS Actividades de Construccion y Servicios SA (Capital Goods)	02/2018	$ 82,891
(Cost $86,110)

Shares	Distribution Rate	Value
Investment Company(e) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
63,525,157	1.217%	$ 63,525,157
(Cost $63,525,157)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,639,214,493)		$1,874,758,652

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(e) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
28,665,063	1.217%	$ 28,665,063
(Cost $28,665,063)

TOTAL INVESTMENTS – 100.4% (Cost $1,667,879,556)		$1,903,423,715

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(6,939,284)

NET ASSETS – 100.0%		$1,896,484,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,499,823, which represents approximately 0.9% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	337	03/16/2018	$15,062,485	$68,029
FTSE 100 Index	66	03/16/2018	6,997,333	11,406
Hang Seng Index	4	02/27/2018	839,715	279
MSCI Singapore Index	15	02/27/2018	460,874	(5,757)
SPI 200 Index	23	03/15/2018	2,771,206	(16,097)
TOPIX Index	38	03/08/2018	6,402,950	185,049

				$242,909

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Australia – 5.3%
571,691	Abacus Property Group (REIT)	$ 1,665,448
511,329	Altium Ltd. (Software & Services)	6,269,181
46,209	Ansell Ltd. (Health Care Equipment & Services)	934,637
295,046	Asaleo Care Ltd. (Household & Personal Products)	386,341
2,583,654	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	3,112,378
457,514	Breville Group Ltd. (Consumer Durables & Apparel)	4,523,154
542,666	carsales.com Ltd. (Software & Services)	6,554,971
145,638	Charter Hall Group (REIT)	692,469
5,072,251	CSR Ltd. (Materials)	20,539,770
2,196,148	Iluka Resources Ltd. (Materials)	17,823,591
4,576,310	Investa Office Fund (REIT)	16,313,959
1,166,914	IOOF Holdings Ltd. (Diversified Financials)	10,356,487
205,123	Mantra Group Ltd. (Consumer Services)	644,632
273,158	McMillan Shakespeare Ltd. (Commercial & Professional Services)	3,857,263
4,187,127	Metcash Ltd. (Food & Staples Retailing)	10,798,293
1,387,398	OZ Minerals Ltd. (Materials)	10,429,886
2,311,188	Sandfire Resources NL (Materials)	13,347,798
166,161	Seven Group Holdings Ltd. (Capital Goods)	2,184,900
1,425,414	Sigma Healthcare Ltd. (Health Care Equipment & Services)	1,027,996
3,451,270	Southern Cross Media Group Ltd. (Media)	3,260,544
1,356,880	Star Entertainment Group Ltd. (The) (Consumer Services)	6,618,120
6,638,952	Whitehaven Coal Ltd. (Energy)	26,338,311

		167,680,129

Austria – 0.4%
41,952	Lenzing AG (Materials)	5,333,556
31,834	Oesterreichische Post AG (Transportation)	1,516,228
73,005	S IMMO AG (Real Estate)*	1,365,029
357,095	UNIQA Insurance Group AG (Insurance)	4,395,828

		12,610,641

Belgium – 2.3%
265,088	AGFA-Gevaert NV (Health Care Equipment & Services)*	1,331,619
31,590	Barco NV (Technology Hardware & Equipment)	3,898,524
300,800	Bekaert SA (Materials)	13,664,935
444,200	bpost SA (Transportation)	14,769,164
29,192	Cie d’Entreprises CFE (Capital Goods)	4,218,723
131,231	D’ieteren SA/NV (Retailing)	6,128,889

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
26,752	Fagron (Health Care Equipment & Services)*	$ 377,915
35,271	Gimv NV (Diversified Financials)	2,255,222
113,778	KBC Ancora (Diversified Financials)	7,689,041
105,590	Melexis NV (Semiconductors & Semiconductor Equipment)	11,119,584
117,919	Orange Belgium SA (Telecommunication Services)	2,491,617
101,582	Tessenderlo Group SA (Materials)*	4,868,198

		72,813,431

China – 0.0%
1,549,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	466,222

Denmark – 2.4%
153,632	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	5,919,210
116,140	Dfds A/S (Transportation)	6,968,901
465,043	GN Store Nord A/S (Health Care Equipment & Services)	15,682,219
188,386	Jyske Bank A/S (Registered) (Banks)	10,890,529
174,199	Royal Unibrew A/S (Food, Beverage & Tobacco)	10,583,581
280,596	Spar Nord Bank A/S (Banks)	3,342,808
528,209	Sydbank A/S (Banks)	21,602,388

		74,989,636

Faroe Islands – 0.1%
70,057	Bakkafrost P/F (Food, Beverage & Tobacco)	2,854,948

Finland – 1.1%
196,534	Cramo OYJ (Capital Goods)	4,794,742
465,702	Finnair OYJ (Transportation)	5,637,375
79,939	Konecranes OYJ (Capital Goods)	4,058,325
90,814	Outokumpu OYJ (Materials)	779,014
360,488	Ramirent OYJ (Capital Goods)	3,618,554
760,078	Valmet OYJ (Capital Goods)	17,054,370

		35,942,380

France – 2.4%
1,523,709	Air France-KLM (Transportation)*	23,633,597
43,631	Alten SA (Software & Services)	4,417,016
22,159	Cie Plastic Omnium SA (Automobiles & Components)	1,138,230
127,551	Derichebourg SA (Commercial & Professional Services)	1,279,099
70,583	Eramet (Materials)*	9,961,895
148,564	IPSOS (Media)	5,674,932
41,926	Kaufman & Broad SA (Consumer Durables & Apparel)	2,187,783

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
232,907	Metropole Television SA (Media)	$ 6,336,876
237,085	Neopost SA (Technology Hardware & Equipment)(a)	7,059,777
213,110	Nexity SA (Real Estate)*	12,841,260
6,787	Worldline SA (Software & Services)*(b)	383,907

		74,914,372

Germany – 8.5%
235,960	Aareal Bank AG (Banks)	11,928,316
30,709	AIXTRON SE (Semiconductors & Semiconductor Equipment)*	463,921
597,438	alstria office REIT-AG (REIT)	9,434,309
20,736	Amadeus Fire AG (Commercial & Professional Services)	2,136,817
302,233	Aurubis AG (Materials)	31,759,630
17,581	Bechtle AG (Software & Services)	1,603,440
124,618	CTS Eventim AG & Co. KGaA (Media)	6,230,907
54,519	Deutsche Beteiligungs AG (Diversified Financials)	3,365,092
1,024,678	Deutsche Pfandbriefbank AG (Banks)(b)	18,939,777
1,234,386	Deutz AG (Capital Goods)	11,462,295
38,335	DIC Asset AG (Real Estate)	492,322
73,139	Draegerwerk AG & Co. KGaA (Preference) (Health Care Equipment & Services)(c)	7,130,163
66,804	Duerr AG (Capital Goods)(a)	9,203,446
223,328	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	19,506,682
171,375	Hamburger Hafen und Logistik AG (Transportation)	4,785,657
22,175	Isra Vision AG (Technology Hardware & Equipment)	5,161,820
329,813	Jenoptik AG (Technology Hardware & Equipment)	13,688,763
291,926	Leoni AG (Automobiles & Components)	22,416,873
31,898	Pfeiffer Vacuum Technology AG (Capital Goods)	6,324,594
236,598	Rheinmetall AG (Capital Goods)	33,490,490
205,825	Salzgitter AG (Materials)	12,431,908
7,367	Siltronic AG (Semiconductors & Semiconductor Equipment)*	1,223,045
218,152	Software AG (Software & Services)	11,840,687
813,497	TAG Immobilien AG (Real Estate)	16,080,452
101,514	Takkt AG (Retailing)	2,823,177
125,279	Wacker Neuson SE (Capital Goods)	5,132,999
1,018	XING SE (Software & Services)	356,061

		269,413,643

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 1.3%
4,681,000	Champion REIT (REIT)	$ 3,476,649
162,000	Great Eagle Holdings Ltd. (Real Estate)	850,108
3,258,000	Haitong International Securities Group Ltd. (Diversified Financials)	2,304,700
377,500	Johnson Electric Holdings Ltd. (Capital Goods)	1,540,398
207,000	Luk Fook Holdings International Ltd. (Retailing)	740,925
6,159,000	Melco International Development Ltd. (Consumer Services)	18,438,910
2,838,000	Shun Tak Holdings Ltd. (Capital Goods)	1,221,027
607,000	Sunlight REIT (REIT)	424,446
7,808,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	11,830,121

		40,827,284

Isle of Man – 0.2%
403,740	GVC Holdings plc (Consumer Services)(a)	5,314,029

Israel – 0.5%
4,246,235	El Al Israel Airlines (Transportation)(a)	1,746,279
53,052	First International Bank of Israel Ltd. (Banks)	1,196,913
1,886,303	Israel Discount Bank Ltd. Class A (Banks)*	5,642,627
2,226,697	Oil Refineries Ltd. (Energy)	1,054,624
5,514	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	323,627
554,388	Shufersal Ltd. (Food & Staples Retailing)	3,991,069
32,003	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	1,115,376

		15,070,515

Italy – 3.1%
200,936	Ascopiave SpA (Utilities)	885,626
254,615	ASTM SpA (Transportation)	6,907,162
171,352	Azimut Holding SpA (Diversified Financials)	3,902,445
33,738	Banca Generali SpA (Diversified Financials)	1,263,730
10,058	Banca IFIS SpA (Diversified Financials)	478,599
450,254	Banca Popolare di Sondrio SCPA (Banks)	1,816,792
2,545,487	Beni Stabili SpA SIIQ (REIT)	2,358,142
169,845	Biesse SpA (Capital Goods)	9,545,383
115,321	DiaSorin SpA (Health Care Equipment & Services)	11,156,083
146,788	El.En. SpA (Health Care Equipment & Services)	5,387,152
2,714,039	Enav SpA (Transportation)(b)	14,199,558
27,132	Italmobiliare SpA (Capital Goods)	828,669

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
101,257	Maire Tecnimont SpA (Capital Goods)	$ 527,687
265,797	Moncler SpA (Consumer Durables & Apparel)	8,759,409
4,523,592	Saras SpA (Energy)	9,882,111
948,874	Societa Cattolica di Assicurazioni SC (Insurance)	11,816,087
497,747	Societa Iniziative Autostradali e Servizi SpA (Transportation)	9,368,543

		99,083,178

Japan – 31.4%
21,300	Adastria Co. Ltd. (Retailing)	455,090
496,300	ADEKA Corp. (Materials)	8,812,360
87,000	Alpen Co. Ltd. (Retailing)	2,013,781
94,600	AOKI Holdings, Inc. (Retailing)	1,434,625
204,500	Aoyama Trading Co. Ltd. (Retailing)	8,053,246
153,500	Arcland Sakamoto Co. Ltd. (Retailing)	2,648,361
125,100	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	1,545,377
160,000	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,101,289
533,300	Autobacs Seven Co. Ltd. (Retailing)	10,676,526
330,800	Avex, Inc. (Media)	4,941,408
46,000	Canon Electronics, Inc. (Technology Hardware & Equipment)	1,198,377
319,100	Capcom Co. Ltd. (Software & Services)	12,206,901
114,600	Cawachi Ltd. (Food & Staples Retailing)	2,791,522
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	994,615
242,600	Cosmo Energy Holdings Co. Ltd. (Energy)	9,551,541
46,600	Daido Steel Co. Ltd. (Materials)	2,756,480
34,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,042,278
240,000	Daiichikosho Co. Ltd. (Media)	13,109,846
32,600	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Materials)	1,602,103
47,400	Daishi Bank Ltd. (The) (Banks)	2,249,986
1,259,300	DMG Mori Co. Ltd. (Capital Goods)	28,835,814
243,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	5,775,079
258,200	Ebara Corp. (Capital Goods)	10,598,708
904,200	EDION Corp. (Retailing)(a)	11,566,375
52,900	en-japan, Inc. (Commercial & Professional Services)	2,833,406
253,200	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,154,196

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
77,300	Fancl Corp. (Household & Personal Products)	$ 2,432,047
56,000	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	1,469,290
44,400	Fields Corp. (Consumer Durables & Apparel)(a)	491,181
1,380,500	Financial Products Group Co. Ltd. (Diversified Financials)	21,100,308
439,400	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	13,013,999
462,500	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	9,786,061
306,300	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	9,346,642
132,800	Fuji Soft, Inc. (Software & Services)	4,572,820
124,700	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	4,643,423
224,800	Goldcrest Co. Ltd. (Real Estate)	4,984,649
218,100	Gree, Inc. (Software & Services)	1,418,447
2,759	Heiwa Real Estate REIT, Inc. (REIT)	2,537,360
18,200	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	1,380,337
863,600	Hokuetsu Kishu Paper Co. Ltd. (Materials)	5,674,728
62,900	Horiba Ltd. (Technology Hardware & Equipment)	4,057,492
1,216,900	Ibiden Co. Ltd. (Technology Hardware & Equipment)	18,969,528
268,200	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	3,473,293
220,100	Ines Corp. (Software & Services)	2,318,795
914	Invesco Office J-Reit, Inc. (REIT)	1,039,590
332,900	Jafco Co. Ltd. (Diversified Financials)	18,946,281
763,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	12,826,835
4,189	Japan Rental Housing Investments, Inc. (REIT)	3,307,610
2,223,600	JVC Kenwood Corp. (Consumer Durables & Apparel)*	8,617,428
25,200	Kanematsu Electronics Ltd. (Software & Services)	745,953
58,700	Kato Works Co. Ltd. (Capital Goods)	1,861,359
434,100	Keihin Corp. (Automobiles & Components)	9,050,270
2,777	Kenedix Office Investment Corp. (REIT)	17,491,638
1,690	Kenedix Residential Investment Corp. (REIT)	4,837,639
1,005,600	Kitz Corp. (Capital Goods)	8,702,774

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
227,200	KLab, Inc. (Software & Services)	$ 3,937,306
105,100	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	6,961,544
217,300	Koei Tecmo Holdings Co. Ltd. (Software & Services)	4,816,122
284,200	Kohnan Shoji Co. Ltd. (Retailing)	7,160,057
651,000	Kokuyo Co. Ltd. (Commercial & Professional Services)	12,100,153
848,500	K’s Holdings Corp. (Retailing)	23,700,839
453,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	1,469,040
125,900	KYB Corp. (Automobiles & Components)	8,210,670
132,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,321,425
4,685	LaSalle Logiport REIT (REIT)	5,059,645
682,700	Leopalace21 Corp. (Real Estate)	5,671,533
125,100	Link And Motivation, Inc. (Commercial & Professional Services)	1,088,301
1,905,000	Makino Milling Machine Co. Ltd. (Capital Goods)	21,531,945
288,400	Mandom Corp. (Household & Personal Products)	10,299,910
550,200	Marusan Securities Co. Ltd. (Diversified Financials)	5,383,097
124,600	Maruwa Co. Ltd. (Technology Hardware & Equipment)	11,159,508
250,900	Marvelous, Inc. (Software & Services)(a)	2,267,111
709,600	Maxell Holdings Ltd. (Technology Hardware & Equipment)	16,393,846
89,700	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	2,590,692
162,200	Meiko Network Japan Co. Ltd. (Consumer Services)	1,971,650
133,100	Meitec Corp. (Commercial & Professional Services)	7,322,902
33,300	Mitsui Mining & Smelting Co. Ltd. (Materials)	1,870,212
105,200	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	4,483,041
658,500	Monex Group, Inc. (Diversified Financials)	2,448,331
1,222	Mori Trust Sogo Reit, Inc. (REIT)	1,824,952
143,100	Nagase & Co. Ltd. (Capital Goods)	2,610,021
118,000	NEC Networks & System Integration Corp. (Software & Services)	3,161,943
712,000	Nichias Corp. (Capital Goods)	9,701,742
29,100	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	919,396
613,700	Nikkiso Co. Ltd. (Health Care Equipment & Services)	7,279,370

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
230,300	Nikkon Holdings Co. Ltd. (Transportation)	$ 6,279,234
13,300	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)	451,385
7,921,900	Nippon Light Metal Holdings Co. Ltd. (Materials)	23,368,971
304,000	Nippon Thompson Co. Ltd. (Capital Goods)	2,391,473
491,400	Nishimatsu Construction Co. Ltd. (Capital Goods)	13,970,289
243,300	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	7,344,130
309,600	Nisshin Steel Co. Ltd. (Materials)	5,219,949
354,500	Nissin Kogyo Co. Ltd. (Automobiles & Components)	6,691,137
132,300	Noritz Corp. (Capital Goods)	2,616,235
305,800	NSD Co. Ltd. (Software & Services)	6,466,143
3,917,200	NTN Corp. (Capital Goods)	20,203,085
80,100	Oiles Corp. (Capital Goods)	1,668,349
302,600	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	4,404,224
113,600	OKUMA Corp. (Capital Goods)	7,842,075
10,900	Open House Co. Ltd. (Real Estate)	640,002
200,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	10,552,410
99,900	Plenus Co. Ltd. (Consumer Services)	1,958,430
2,571	Premier Investment Corp. (REIT)	2,741,270
119,400	Qol Co. Ltd. (Food & Staples Retailing)	2,375,050
78,100	Raito Kogyo Co. Ltd. (Capital Goods)	886,760
271,800	Relo Group, Inc. (Real Estate)	8,071,629
39,600	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	1,538,294
543,700	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	14,613,189
806,900	Round One Corp. (Consumer Services)	14,963,607
57,100	Sakai Moving Service Co. Ltd. (Transportation)	2,736,766
23,300	Sanden Holdings Corp. (Automobiles & Components)*	509,286
64,200	Sanki Engineering Co. Ltd. (Capital Goods)	727,521
254,800	Sankyu, Inc. (Transportation)	11,892,824
21,400	Sanyo Special Steel Co. Ltd. (Materials)	543,279
38,200	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,329,600

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
131,600	Seiko Holdings Corp. (Consumer Durables & Apparel)	$ 3,789,606
86,300	Seino Holdings Co. Ltd. (Transportation)	1,435,094
1,572	Sekisui House Residential Investment Corp. (REIT)	1,811,099
673,200	Senko Group Holdings Co. Ltd. (Transportation)	4,842,807
479,700	Shikoku Electric Power Co., Inc. (Utilities)	5,450,514
59,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,464,832
1,458,300	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,404,135
1,351,100	Shinmaywa Industries Ltd. (Capital Goods)	12,998,609
247,000	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	8,041,241
208,800	Showa Corp. (Automobiles & Components)	2,626,448
149,000	Sintokogio Ltd. (Capital Goods)	1,918,116
324,200	Sodick Co. Ltd. (Capital Goods)	4,532,013
51,600	Square Enix Holdings Co. Ltd. (Software & Services)	2,357,029
31,600	Studio Alice Co. Ltd. (Consumer Services)*	813,374
42,100	Sumitomo Seika Chemicals Co. Ltd. (Materials)	2,197,670
244,000	Sun Frontier Fudousan Co. Ltd. (Real Estate)	3,084,313
19,600	Taikisha Ltd. (Capital Goods)	684,794
1,546,200	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	26,167,243
479,500	Takara Holdings, Inc. (Food, Beverage & Tobacco)	5,917,826
2,360,900	Takara Leben Co. Ltd. (Real Estate)	10,570,065
145,035	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	1,073,470
144,000	TechnoPro Holdings, Inc. (Commercial & Professional Services)	7,907,730
292,100	TIS, Inc. (Software & Services)	10,363,906
636,800	Toagosei Co. Ltd. (Materials)	8,241,521
65,400	Toho Titanium Co. Ltd. (Materials)	927,510
26,800	Toho Zinc Co. Ltd. (Materials)	1,632,847
346,000	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,149,958
5,990	Tokyu REIT, Inc. (REIT)	7,621,242
42,000	Topy Industries Ltd. (Materials)	1,371,039
483,300	Tosei Corp. (Real Estate)	5,974,541

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,282,000	Toshiba Machine Co. Ltd. (Capital Goods)	$ 10,516,176
191,300	Toyo Construction Co. Ltd. (Capital Goods)	1,095,999
241,000	Toyo Tanso Co. Ltd. (Capital Goods)	8,346,100
18,700	Tsubaki Nakashima Co. Ltd. (Capital Goods)	534,032
75,000	Tsugami Corp. (Capital Goods)	1,121,055
86,200	UACJ Corp. (Materials)	2,325,652
284,100	Ube Industries Ltd. (Materials)	8,486,225
201,700	Unipres Corp. (Automobiles & Components)	5,374,772
311,400	Unizo Holdings Co. Ltd. (Real Estate)	8,978,312
215,700	Ushio, Inc. (Capital Goods)	3,307,946
120,200	Wakita & Co. Ltd. (Capital Goods)	1,490,909
28,300	YA-MAN Ltd. (Household & Personal Products)	472,819
208,700	Yodogawa Steel Works Ltd. (Materials)	6,472,396
324,800	Yumeshin Holdings Co. Ltd. (Commercial & Professional Services)(a)	3,832,691
194,800	Zenkoku Hosho Co. Ltd. (Diversified Financials)	9,131,327
619,000	Zeon Corp. (Materials)	9,341,969

		996,958,939

Kazakhstan – 0.1%
417,153	KAZ Minerals plc (Materials)*	4,854,416

Netherlands – 2.3%
67,139	AMG Advanced Metallurgical Group NV (Materials)	3,590,191
235,508	ASM International NV (Semiconductors & Semiconductor Equipment)	16,948,369
328,806	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	31,643,335
190,585	Euronext NV (Diversified Financials)(b)	12,911,116
245,807	Philips Lighting NV (Capital Goods)(b)	9,665,124
349,050	SRH NV (Diversified Financials)*(a)(d)	—

		74,758,135

New Zealand – 0.6%
1,838,753	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	12,466,634
2,764,375	Air New Zealand Ltd. (Transportation)	6,274,594
309,610	Z Energy Ltd. (Energy)	1,745,478

		20,486,706

Norway – 2.8%
1,033,452	Aker BP ASA (Energy)	29,906,123
386,366	Aker Solutions ASA (Energy)*	2,228,065
270,923	Borregaard ASA (Materials)	2,417,920
340,999	BW Offshore Ltd. (Energy)*	1,698,603

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
16,909,117	DNO ASA (Energy)*	$ 21,608,195
37,413	Entra ASA (Real Estate)(b)	565,886
563,910	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	2,871,781
341,483	Salmar ASA (Food, Beverage & Tobacco)	9,284,769
298,472	SpareBank 1 Nord Norge (Banks)	2,518,552
313,961	SpareBank 1 SMN (Banks)	3,559,547
732,927	Storebrand ASA (Insurance)	6,560,735
178,547	TGS NOPEC Geophysical Co. ASA (Energy)	4,485,537

		87,705,713

Portugal – 0.4%
584,644	Altri SGPS SA (Materials)	3,533,708
2,090,617	CTT-Correios de Portugal SA (Transportation)(a)	8,954,839
72,652	Semapa-Sociedade de Investimento e Gestao (Materials)	1,657,896

		14,146,443

Singapore – 1.4%
934,200	China Aviation Oil Singapore Corp. Ltd. (Energy)(a)	1,158,389
599,500	OUE Ltd. (Consumer Services)	981,940
1,836,500	United Engineers Ltd. (Capital Goods)	3,695,960
1,793,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	31,410,397
4,599,810	Yanlord Land Group Ltd. (Real Estate)	6,487,057

		43,733,743

Spain – 3.6%
75,790	Acerinox SA (Materials)	1,114,516
552,251	Applus Services SA (Commercial & Professional Services)	7,977,458
56,709	CIE Automotive SA (Automobiles & Components)	1,943,372
98,417	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	4,582,111
3,731,421	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	19,937,336
2,062,264	Ence Energia y Celulosa SA (Materials)	13,250,090
308,261	Hispania Activos Inmobiliarios SOCIMI SA (REIT)	6,448,856
30,191	Let’s GOWEX SA (Telecommunication Services)*(d)	—
1,207,838	Melia Hotels International SA (Consumer Services)	17,068,870
2,186,860	Merlin Properties Socimi SA (REIT)	31,487,411
8,645	Miquel y Costas & Miquel SA (Materials)	362,424

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
437,505	NH Hotel Group SA (Consumer Services)	$ 3,326,491
78,349	Viscofan SA (Food, Beverage & Tobacco)	5,479,697

		112,978,632

Sweden – 4.3%
437,888	Betsson AB (Consumer Services)*	3,553,162
103,293	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	1,144,365
256,974	Bonava AB Class B (Consumer Durables & Apparel)	3,662,252
118,334	Bure Equity AB (Diversified Financials)	1,482,060
1,179,294	Dometic Group AB (Automobiles & Components)(b)	12,762,948
645,723	Hemfosa Fastigheter AB (Real Estate)	8,876,442
905,814	JM AB (Consumer Durables & Apparel)	20,431,912
383,007	Loomis AB Class B (Commercial & Professional Services)	15,313,581
461,004	NetEnt AB (Software & Services)*	2,617,459
570,991	Nobina AB (Transportation)(b)	4,050,609
111,914	Peab AB (Capital Goods)	960,135
784,221	Scandic Hotels Group AB (Consumer Services)(b)	8,677,047
2,557,603	SSAB AB Class B (Materials)*	13,306,371
1,643,592	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	17,007,639
1,147,562	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	20,159,741
46,035	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	4,029,455

		138,035,178

Switzerland – 5.0%
14,447	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,185,454
41,897	Bobst Group SA (Registered) (Capital Goods)	5,494,043
9,857	Bossard Holding AG (Registered) Class A (Capital Goods)	2,545,757
12,802	Bucher Industries AG (Registered) (Capital Goods)	5,865,698
80,756	Cembra Money Bank AG (Diversified Financials)	7,966,266
3,692	Conzzeta AG (Registered) (Capital Goods)	4,494,891
4,595,833	Ferrexpo plc (Materials)	19,034,572

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
615,459	GAM Holding AG (Diversified Financials)*	$ 11,560,205
17,015	Georg Fischer AG (Registered) (Capital Goods)	24,631,797
2,778	Gurit Holding AG (Materials)*	3,110,047
43,306	Implenia AG (Registered) (Capital Goods)	3,141,592
15,614	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	9,770,887
20,836	Kardex AG (Registered) (Capital Goods)*	2,834,263
14,427	Mobimo Holding AG (Registered) (Real Estate)*	4,035,938
70,045	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,249,760
87,495	Oriflame Holding AG (Household & Personal Products)	3,918,421
16,255	Rieter Holding AG (Registered) (Capital Goods)*	4,341,652
3,737	Schweiter Technologies AG (Capital Goods)	4,674,988
22,895	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	8,194,379
56,250	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	12,451,016
116,332	Temenos Group AG (Registered) (Software & Services)*	16,076,680

		157,578,306

United Kingdom – 15.1%
284,476	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	4,968,133
2,116,592	Ashmore Group plc (Diversified Financials)	12,920,282
13,661	AVEVA Group plc (Software & Services)	578,794
487,290	B&M European Value Retail SA (Retailing)	2,876,228
1,422,713	BBA Aviation plc (Transportation)	7,110,485
587,222	Bellway plc (Consumer Durables & Apparel)	27,682,705
219,096	Big Yellow Group plc (REIT)	2,698,649
327,245	Bodycote plc (Capital Goods)	4,490,549
926,600	boohoo.com plc (Retailing)*	2,438,526
183,815	Brewin Dolphin Holdings plc (Diversified Financials)	974,622
98,686	Britvic plc (Food, Beverage & Tobacco)	1,029,139
80,474	Burford Capital Ltd. (Diversified Financials)	1,405,410
1,271,298	Crest Nicholson Holdings plc (Consumer Durables & Apparel)	9,124,540

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
37,680	Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,282,800
283,277	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	8,636,477
2,599,026	Electrocomponents plc (Technology Hardware & Equipment)	22,613,312
1,081,552	Elementis plc (Materials)	4,444,934
1,248,307	Fenner plc (Capital Goods)	8,404,762
108,006	Fevertree Drinks plc (Food, Beverage & Tobacco)	3,754,065
586,907	Galliford Try plc (Capital Goods)	9,099,853
1,351,849	Grainger plc (Real Estate)	5,550,519
45,717	Halma plc (Technology Hardware & Equipment)	829,733
3,496,821	Hansteen Holdings plc (REIT)	7,050,245
7,436,503	Hays plc (Commercial & Professional Services)	21,348,789
709,288	Ibstock plc (Materials)(b)	2,590,656
2,168,974	Inchcape plc (Retailing)	22,332,559
1,129,910	Intermediate Capital Group plc (Diversified Financials)	18,577,977
2,795,706	JD Sports Fashion plc (Retailing)	14,536,247
39,694	John Menzies plc (Retailing)	388,317
1,193,607	Jupiter Fund Management plc (Diversified Financials)	10,027,495
4,378,999	Man Group plc (Diversified Financials)	13,498,600
258,200	Morgan Advanced Materials plc (Capital Goods)	1,270,654
712,522	NEX Group plc (Diversified Financials)	5,999,229
1,155,963	OneSavings Bank plc (Banks)	6,552,046
2,716,010	Pagegroup plc (Commercial & Professional Services)	20,991,394
1,795,690	Paragon Banking Group plc (Banks)	12,580,096
3,620,243	QinetiQ Group plc (Capital Goods)	10,583,676
2,185,676	Redrow plc (Consumer Durables & Apparel)	18,588,959
51,752	Renishaw plc (Technology Hardware & Equipment)	3,644,136
2,566,879	Rentokil Initial plc (Commercial & Professional Services)	10,827,214
755,160	Safestore Holdings plc (REIT)	5,352,691
561,874	Savills plc (Real Estate)	8,169,234
147,731	Senior plc (Capital Goods)	570,116
59,405	Spectris plc (Technology Hardware & Equipment)	2,200,744
271,312	Spirax-Sarco Engineering plc (Capital Goods)	21,852,175
1,880,158	SSP Group plc (Consumer Services)	16,269,034
1,888,845	Subsea 7 SA (Energy)	29,420,961
1,741,100	Synthomer plc (Materials)	11,717,758

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
78,164	Tate & Lyle plc (Food, Beverage & Tobacco)	$ 712,518
2,490,986	Thomas Cook Group plc (Consumer Services)	4,463,475
396,080	UNITE Group plc (The) (REIT)	4,482,122
1,049,808	Vesuvius plc (Capital Goods)	8,976,496
67,938	Victrex plc (Materials)	2,464,931
3,787,762	William Hill plc (Consumer Services)	16,671,967

		477,627,028

United States – 0.6%
1,371,883	Sims Metal Management Ltd. (Materials)	18,139,945

TOTAL COMMON STOCKS (Cost $2,479,941,301)		$3,018,983,592

Shares	Distribution Rate	Value
Investment Company(e) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,741,981	1.217%	$ 17,741,981
(Cost $17,741,981)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,497,683,282)		$3,036,725,573

Securities Lending Reinvestment Vehicle(e) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,084,207	1.217%	$ 30,084,207
(Cost $30,084,207)

TOTAL INVESTMENTS – 96.7% (Cost $2,527,767,489)		$3,066,809,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		103,129,462

NET ASSETS – 100.0%		$3,169,939,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $84,746,628, which represents approximately 2.7% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	883	03/16/2018	$39,466,391	$38,954
FTSE 100 Index	192	03/16/2018	20,355,878	(64,650)
Hang Seng Index	11	02/27/2018	2,309,218	13,545
MSCI Singapore Index	75	02/27/2018	2,304,372	(15,669)
SPI 200 Index	77	03/15/2018	9,277,517	62,759
TOPIX Index	149	03/08/2018	25,106,302	220,345

				$255,284

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$147,911,374	$—
Asia	206,647,713	1,434,232,049	—
Europe	7,852,122	49,755,995	—
North America	64,761,207	—	—
South America	61,660,471	92,768,258	—
Investment Company	14,554	—
Securities Lending Reinvestment Vehicle	60,220,150	—	—
Total	$401,156,217	$1,724,667,676	$—

Derivative Type
Assets(b)
Futures Contracts	$1,528,511	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$6,487,026	$—
Asia	—	633,420,490	—
Australia and Oceania	—	101,236,228	—
Europe	73,934,782	982,199,979	—
North America	12,999,957	955,033	—
Investment Company	63,525,157	—	—
Securities Lending Reinvestment Vehicle	28,665,063	—	—
Total	$179,124,959	$1,724,298,756	$—

Derivative Type
Assets(b)
Futures Contracts	$264,763	$—	$—
Liabilities(b)
Futures Contracts	$(21,854)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$1,101,911,119	$—
Australia and Oceania	—	188,166,835	—
Europe	—	1,710,765,693	—
North America	—	18,139,945	—
Investment Company	17,741,981	—	—
Securities Lending Reinvestment Vehicle	30,084,207	—	—
Total	$47,826,188	$3,018,983,592	$—

Derivative Type
Assets(b)
Futures Contracts	$335,603	$—	$—
Liabilities(b)
Futures Contracts	$(80,319)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(a) – 7.7%
United States Treasury Bills
$ 1,175,000	0.000%	02/01/18	$ 1,175,000
1,175,000	0.000	05/03/18	1,170,735

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,345,766)			$ 2,345,735

Shares	Distribution Rate	Value
Investment Companies(b) – 80.7%
Dynamic – 1.3%
Goldman Sachs Managed Futures Strategy Fund - Institutional Shares
36,900	0.000%	$ 404,428

Equity – 13.5%
Goldman Sachs Emerging Markets Equity Insights Fund - Institutional Shares
173,654	0.000	2,017,865
Goldman Sachs Hedge Industry VIP ETF - Institutional Shares
11,578	0.003	655,192
Goldman Sachs International Real Estate Securities Fund - Institutional Shares
127,248	0.003	833,476
Goldman Sachs MLP Energy Infrastructure Fund - Institutional Shares
30,696	0.003	235,744
Goldman Sachs Real Estate Securities Fund - Institutional Shares
23,820	0.003	366,596

		4,108,873

Fixed Income – 65.9%
Goldman Sachs Emerging Markets Debt Fund - Institutional Shares
147,663	0.040	1,907,812
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,927,855	1.217	12,927,855
Goldman Sachs High Yield Floating Rate Fund - Institutional Shares
219,432	0.042	2,137,264
Goldman Sachs Inflation Protected Securities Fund - Institutional Shares
144,659	0.001	1,513,134
Goldman Sachs Local Emerging Markets Debt Fund - Institutional Shares
75,605	0.056	523,188
Goldman Sachs Strategic Income Fund - Institutional Shares
104,058	0.006	1,001,041

		20,010,294

TOTAL INVESTMENT COMPANIES (Cost $24,001,881)		$24,523,595

Shares	Description	Value
Exchange Traded Funds – 1.4%
Comingled Fund – 0.6%
3,814	iShares MSCI Brazil Capped ETF	$ 177,694

Stock Funds – 0.8%
2,748	Health Care Select Sector SPDR Fund	242,099

TOTAL EXCHANGE TRADED FUNDS (Cost $349,205)		$ 419,793

TOTAL INVESTMENTS – 89.8% (Cost $26,696,852)		$27,289,123

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.2%		3,088,249

NET ASSETS – 100.0%		$30,377,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	480,000	USD	384,787	$386,741	02/26/18	$1,954
	BRL	740,000	USD	221,723	232,198	02/02/18	10,476
	BRL	400,000	USD	124,504	125,200	02/27/18	696
	BRL	740,000	USD	230,695	231,510	03/02/18	816
	CAD	440,000	USD	353,758	357,825	02/26/18	4,068
	CAD	290,000	USD	227,166	235,911	03/21/18	8,745
	CHF	140,000	USD	148,967	150,691	02/26/18	1,725
	CLP	125,850,000	USD	207,160	208,671	02/27/18	1,512
	CLP	290,000,000	USD	455,975	480,713	03/21/18	24,739
	CNY	1,480,000	USD	227,029	234,185	03/21/18	7,156
	COP	682,000,000	USD	225,753	239,547	03/21/18	13,794
	CZK	1,560,000	USD	75,456	76,721	02/26/18	1,265
	EUR	320,000	USD	392,788	397,906	02/26/18	5,118
	GBP	290,000	USD	404,278	412,125	02/26/18	7,846
	GBP	170,000	USD	229,336	241,851	03/21/18	12,515
	HUF	36,330,000	USD	143,961	145,538	02/26/18	1,577
	IDR	6,120,000,000	USD	448,647	456,950	03/21/18	8,303
	INR	16,290,000	USD	254,166	255,055	02/27/18	890
	INR	14,500,000	USD	223,017	226,432	03/21/18	3,415
	JPY	2,180,000	USD	19,985	19,995	02/26/18	10
	JPY	26,000,000	USD	234,772	238,860	03/22/18	4,087
	KRW	23,200,000	USD	21,677	21,703	02/27/18	26
	MXN	8,270,000	USD	440,394	442,576	02/26/18	2,180
	NOK	2,470,000	USD	314,957	320,641	02/26/18	5,683
	NOK	1,850,000	USD	231,302	240,364	03/21/18	9,062
	NZD	400,000	USD	292,673	294,687	02/26/18	2,017
	PLN	950,000	USD	278,828	284,019	02/26/18	5,191
	RUB	11,740,000	USD	206,572	208,100	02/28/18	1,528
	RUB	13,500,000	USD	226,339	238,644	03/21/18	12,305
	SEK	2,000,000	USD	249,951	254,212	02/26/18	4,261
	SEK	4,425,000	USD	528,605	563,504	03/21/18	34,899
	TRY	1,450,000	USD	378,804	383,205	02/26/18	4,401
	TWD	4,080,000	USD	140,099	140,219	02/27/18	121
	USD	24,327	AUD	30,000	24,171	02/26/18	156
	USD	15,316	CLP	9,220,000	15,288	02/27/18	28
	USD	19,734	CZK	400,000	19,672	02/26/18	62
	USD	37,464	EUR	30,000	37,304	02/26/18	161
	USD	14,297	GBP	10,000	14,211	02/26/18	86
	USD	80,741	HKD	630,000	80,632	03/21/18	109
	USD	18,864	HUF	4,690,000	18,788	02/26/18	76
	USD	47,073	ILS	160,000	46,840	02/26/18	232
	USD	19,103	KRW	20,250,000	18,943	02/27/18	159
	USD	7,833	NOK	60,000	7,789	02/26/18	44
	USD	22,231	NZD	30,000	22,102	02/26/18	129
	USD	116,543	PHP	5,950,000	115,760	02/27/18	783
	USD	24,022	PLN	80,000	23,917	02/26/18	102
	USD	20,301	TWD	590,000	20,277	02/27/18	24
	USD	8,413	ZAR	100,000	8,411	02/26/18	1
	ZAR	5,100,000	USD	418,634	428,936	02/26/18	10,300

TOTAL							$214,833

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	80,000	USD	64,718	$64,456	02/26/18	$(261)
	BRL	40,000	USD	12,602	12,520	02/27/18	(82)
	CAD	20,000	USD	16,274	16,265	02/26/18	(9)
	CHF	20,000	USD	21,532	21,527	02/26/18	(4)
	CZK	190,000	USD	9,388	9,344	02/26/18	(43)
	HUF	2,880,000	USD	11,667	11,537	02/26/18	(130)
	IDR	2,621,290,000	USD	196,141	195,933	02/27/18	(209)
	ILS	340,000	USD	99,764	99,536	02/26/18	(227)
	JPY	10,410,000	USD	95,884	95,480	02/26/18	(404)
	KRW	10,000,000	USD	9,402	9,359	03/21/18	(43)
	MXN	420,000	USD	22,531	22,477	02/26/18	(55)
	NOK	140,000	USD	18,304	18,174	02/26/18	(130)
	NZD	20,000	USD	14,846	14,734	02/26/18	(112)
	PHP	6,870,000	USD	134,780	133,659	02/27/18	(1,121)
	TRY	30,000	USD	7,960	7,928	02/26/18	(32)
	TWD	950,000	USD	32,857	32,649	02/27/18	(208)
	USD	166,301	AUD	220,000	177,246	03/21/18	(10,945)
	USD	231,358	BRL	740,000	232,198	02/02/18	(840)
	USD	242,986	CAD	310,000	252,181	03/21/18	(9,195)
	USD	166,838	CHF	160,000	172,219	02/26/18	(5,381)
	USD	661,723	CHF	650,000	701,138	03/21/18	(39,415)
	USD	460,773	CLP	290,000,000	480,714	03/21/18	(19,941)
	USD	225,828	COP	682,000,000	239,547	03/21/18	(13,719)
	USD	8,314	CZK	170,000	8,361	02/26/18	(47)
	USD	44,700	DKK	280,000	46,875	03/21/18	(2,174)
	USD	12,393	EUR	10,000	12,435	02/26/18	(42)
	USD	1,270,157	EUR	1,070,000	1,332,913	03/21/18	(62,755)
	USD	28,416	GBP	20,000	28,422	02/26/18	(6)
	USD	685,067	GBP	510,000	725,553	03/21/18	(40,486)
	USD	11,427	ILS	40,000	11,724	03/21/18	(297)
	USD	1,584,578	JPY	177,000,000	1,626,085	03/22/18	(41,507)
	USD	229,169	KRW	250,000,000	233,966	03/21/18	(4,798)
	USD	18,161	NOK	150,000	19,489	03/21/18	(1,328)
	USD	6,864	NZD	10,000	7,366	03/21/18	(501)
	USD	15,925	PHP	820,000	15,953	02/27/18	(28)
	USD	11,938	PLN	40,000	11,959	02/26/18	(21)
	USD	8,581	RUB	500,000	8,838	03/21/18	(257)
	USD	312,237	SEK	2,550,000	324,731	03/21/18	(12,494)
	USD	29,689	SGD	40,000	30,524	03/21/18	(836)
	USD	526,732	TWD	15,600,000	537,245	03/21/18	(10,514)
	USD	7,482	ZAR	90,000	7,569	02/26/18	(88)

TOTAL							$(280,685)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S Treasury Notes	20	03/20/18	$2,431,563	$(59,856)
20 Year U.S. Treasury Bonds	5	03/20/18	739,063	(30,534)
5 Year German Euro-Bobl	4	03/08/18	788,732	(7,295)
Amsterdam Exchanges Index	1	02/16/18	138,793	(114)
CAC40 Index	2	02/16/18	136,086	(432)
DAX Index	1	03/16/18	409,137	991
E-mini Russell 2000 Index	15	03/16/18	1,182,000	39,092
Euro Stoxx 50 Index	8	03/16/18	357,566	(69)
Euro Stoxx 50 Index	39	12/20/19	623,655	53,823
Eurodollars	38	06/18/18	9,300,500	(1,476)
FTSE 100 Index	1	03/16/18	106,020	(1,691)
FTSE/MIB Index	1	03/16/18	145,857	2,784
Hang Seng Index	1	02/27/18	209,929	(1,555)
Hscei	4	02/27/18	347,657	3,265
IBEX 35 Index	1	02/16/18	129,614	676
Italian 10 Year Government Bonds	1	03/08/18	168,826	(4,359)
Kospi 200 Index	2	03/08/18	156,834	2,333
Mini MSCI Emerging Market	28	03/16/18	1,760,920	188,050
MSCI Singapore Index	14	02/27/18	430,150	(7,854)
Nasdaq 100 E-Mini Index	1	03/16/18	139,250	10,922
OMXS 30 Index	3	02/16/18	60,534	(1,468)
S&P 500 E-Mini Index	4	03/16/18	565,160	32,293
S&P Toronto Stock Exchange 60 Index	1	03/15/18	153,333	(2,178)
Set 50 Index	57	03/29/18	430,339	18,042
SGX Nifty 50 Index	6	02/22/18	132,708	1,095
STOXX 600 Banks Index	15	03/16/18	178,597	6,165
Topix Index	5	03/08/18	842,493	6,472

Total				$247,122

Short position contracts:
10 Year U.K. Long Gilt	(2)	03/27/18	(346,841)	2,169
10 Year U.S Treasury Notes	(14)	03/20/18	(1,702,094)	25,740
2 Year U.S Treasury Notes	(14)	03/29/18	(2,985,281)	13,224
3 Month Euribor Interest Rate	(2)	03/16/20	(618,912)	(189)
3 Month Sterling Interest Rate	(1)	09/19/18	(176,008)	(2)
3 Month Sterling Interest Rate	(3)	06/19/19	(526,587)	(5)
3 Month Sterling Interest Rate	(3)	03/18/20	(525,309)	84
5 Year German Euro-Bobl	(4)	03/08/18	(647,841)	3,556
5 Year U.S. Treasury Notes	(25)	03/29/18	(2,867,773)	37,283
Bank Accept Index	(3)	12/17/18	(595,884)	117
Canada 10 Year Government Bonds	(9)	03/20/18	(967,537)	7,799
Euro Buxl 30 Year Bonds	(8)	03/08/18	(1,606,466)	61,965
Eurodollars	(5)	09/17/18	(1,221,937)	176
Eurodollars	(8)	06/17/19	(1,948,900)	370
Eurodollars	(127)	03/16/20	(30,886,400)	105,001
FTSE/JSE Top 40 Index	(10)	03/15/18	(446,150)	(9,317)
Japan 10 Year Government Bonds	(1)	03/13/18	(1,376,935)	1,305
Mini MSCI EAFE Index	(22)	03/16/18	(2,360,050)	(132,351)
S&P 500 E-Mini Index	(25)	03/16/18	(3,532,250)	(189,832)
SPI 200 Index	(3)	03/15/18	(361,462)	538
Stoxx Europe 600 Index	(11)	03/16/18	(268,634)	586

Total				$(71,783)

TOTAL FUTURE CONTRACTS				$175,339

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received/(Paid) by the Fund	Credit Spread at January 31, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CXP.HY Index 29	5.000%	5.000%	12/20/22		$3,680	$328,522	$260,022	$68,500
iTraxx Europe Series 28	1.000	1.000%	12/20/22	EUR	350	12,393	8,819	3,574
CDX.NA.IG Index 29	1.000	1.000%	12/20/22		$400	10,122	7,577	2,545
CDX.NA.HY Index 28	5.000	5.000%	12/20/22		350	31,246	26,110	5,136
iTraxx Europe Crossover Series 28	5.000	5.000%	12/20/22	EUR	250	38,228	32,752	5,476

TOTAL							$335,280	$85,231

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

S&P GSCI 3 Month Forward Copper Index	0.000%	MS & Co.	02/28/18	$230	$(10,991)	$(10,991)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) of the swap contracts is equal to their market value.
(a)	Payments made Quarterly
(b)	The Fund pays/receives quarterly coupon payments in accordance with the swap contracts. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At January 31, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	Barclays Bank PLC	$97.25	12/17/18	3	$7,500	$2,793	$4,844	$(2,051)
Eurodollar Futures	Barclays Bank PLC	97.38	09/17/18	3	7,500	2,850	4,544	(1,694)
Eurodollar Futures	Barclays Bank PLC	97.63	06/18/18	8	20,000	5,500	9,864	(4,364)
Eurodollar Futures	Barclays Bank PLC	97.13	03/18/19	11	27,500	11,824	28,524	(16,700)
Eurodollar Futures	Barclays Bank PLC	96.88	06/17/19	11	27,500	16,156	34,188	(18,032)
Eurodollar Futures	Barclays Bank PLC	96.75	09/16/19	10	25,000	16,437	34,173	(17,736)
Eurodollar Futures	Credit Suisse International (London)	97.75	09/16/19	4	10,000	1,000	2,509	(1,509)
Eurodollar Futures	Credit Suisse International (London)	96.50	12/16/19	2	5,000	4,138	6,080	(1,942)
Eurodollar Futures	Credit Suisse International (London)	97.75	06/17/19	8	20,000	1,750	22,018	(20,268)
Eurodollar Futures	Credit Suisse International (London)	97.75	03/19/18	26	65,000	24,050	34,023	(9,973)
Eurodollar Futures	Credit Suisse International (London)	99.00	03/18/19	22	55,000	138	2,251	(2,113)
Eurodollar Futures	Credit Suisse International (London)	99.00	06/17/19	14	35,000	87	1,732	(1,645)
Eurodollar Futures	Credit Suisse International (London)	99.00	12/17/18	74	185,000	463	5,721	(5,258)
Eurodollar Futures	Credit Suisse International (London)	98.13	12/17/18	12	30,000	450	26,930	(26,480)
Eurodollar Futures	Credit Suisse International (London)	98.38	06/18/18	10	25,000	63	18,275	(18,212)
Eurodollar Futures	Credit Suisse International (London)	98.25	09/17/18	11	27,500	137	23,254	(23,117)
Eurodollar Futures	Credit Suisse International (London)	98.38	03/19/18	8	20,000	50	12,594	(12,544)
Eurodollar Futures	Credit Suisse International (London)	98.00	03/18/19	15	37,500	1,314	30,723	(29,410)

TOTAL					$630,000	$89,200	$302,247	$(213,048)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
EQO.STOXX Index	Barclays Bank PLC	$3,608.39	02/28/18	143	$143	$8,341	$8,475	$(134)

Puts
EQO.XLP Index	Credit Suisse International (London)	56.89	03/27/18	2,592	2,592	1,848	3,110	(1,262)

Total Purchased option contracts					$2,735	$10,189	$11,585	$(1,396)

Written option contracts
Calls
EQO.XLP Index	Credit Suisse International (London)	56.89	03/27/18	(2,592)	(2,592)	(3,961)	(2,816)	(1,145)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,725.00	02/28/18	(1)	(100)	(10,410)	(1,670)	(8,740)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,750.00	02/28/18	(1)	(100)	(8,320)	(981)	(7,339)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,785.00	02/07/18	(3)	(300)	(12,150)	(5,738)	(6,412)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,815.00	02/14/18	(2)	(200)	(6,930)	(3,653)	(3,277)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,865.00	02/28/18	(2)	(200)	(3,260)	(3,588)	328
S&P 500 Index	Merrill Lynch & Co., Inc.	2,870.00	02/28/18	(2)	(200)	(2,820)	(2,536)	(284)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,875.00	02/28/18	(4)	(400)	(5,360)	(4,846)	(514)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,880.00	02/21/18	(2)	(200)	(1,500)	(2,387)	887
S&P 500 Index	Merrill Lynch & Co., Inc.	2,880.00	02/28/18	(2)	(200)	(2,240)	(2,148)	(92)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,885.00	02/28/18	(2)	(200)	(2,020)	(1,802)	(218)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,655.00	01/31/18	(1)	(100)	(17,476)	(1,242)	(16,234)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,680.00	01/31/18	(1)	(100)	(15,078)	(1,418)	(13,660)
S&P 500 Index	Merrill Lynch & Co., Inc.	—	01/31/18	(2)	(200)	(23,570)	(2,134)	(21,436)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,715.00	01/31/18	(2)	(200)	(23,056)	(1,823)	(21,233)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,720.00	01/31/18	(2)	(200)	(21,570)	(1,442)	(20,128)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,725.00	01/31/18	(5)	(500)	(50,285)	(4,920)	(45,365)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,730.00	01/31/18	(2)	(200)	(19,022)	(898)	(18,124)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,900.00	03/29/18	(1)	(100)	(1,840)	(1,742)	(98)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,905.00	03/29/18	(1)	(100)	(1,545)	(2,026)	482

					$(6,392)	$(232,413)	$(49,810)	$(182,602)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
EQO.EWZ Index	Credit Suisse International (London)	$—	02/28/18	(4,869)	$(4,869)	$(1,818)	$(2,078)	$260
S&P 500 Index	Merrill Lynch & Co., Inc.	2,630.00	02/28/18	(1)	(100)	(440)	(2,497)	2,057
S&P 500 Index	Merrill Lynch & Co., Inc.	2,650.00	02/28/18	(1)	(100)	(520)	(1,716)	1,196
S&P 500 Index	Merrill Lynch & Co., Inc.	2,725.00	02/07/18	(3)	(300)	(465)	(3,123)	2,658
S&P 500 Index	Merrill Lynch & Co., Inc.	2,740.00	02/14/18	(2)	(200)	(1,164)	(2,151)	987
S&P 500 Index	Merrill Lynch & Co., Inc.	2,765.00	02/28/18	(2)	(200)	(3,390)	(3,905)	515
S&P 500 Index	Merrill Lynch & Co., Inc.	2,770.00	02/28/18	(2)	(200)	(3,760)	(4,026)	266
S&P 500 Index	Merrill Lynch & Co., Inc.	2,775.00	02/28/18	(4)	(400)	(7,800)	(8,353)	553
S&P 500 Index	Merrill Lynch & Co., Inc.	2,780.00	02/28/18	(2)	(200)	(3,800)	(4,717)	917
S&P 500 Index	Merrill Lynch & Co., Inc.	2,785.00	02/28/18	(2)	(200)	(4,340)	(4,295)	(45)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,805.00	02/21/18	(2)	(200)	(4,474)	(3,529)	(945)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,550.00	01/31/18	(1)	(100)	(5)	(2,687)	2,682
S&P 500 Index	Merrill Lynch & Co., Inc.	2,580.00	01/31/18	(1)	(100)	(5)	(2,474)	2,469
S&P 500 Index	Merrill Lynch & Co., Inc.	2,585.00	01/31/18	(1)	(100)	(5)	(2,317)	2,312
S&P 500 Index	Merrill Lynch & Co., Inc.	2,645.00	01/31/18	(2)	(200)	(10)	(2,699)	2,689
S&P 500 Index	Merrill Lynch & Co., Inc.	2,650.00	01/31/18	(2)	(200)	(10)	(2,854)	2,844
S&P 500 Index	Merrill Lynch & Co., Inc.	2,655.00	01/31/18	(2)	(200)	(10)	(3,034)	3,024
S&P 500 Index	Merrill Lynch & Co., Inc.	2,660.00	01/31/18	(2)	(200)	(10)	(3,174)	3,164
S&P 500 Index	Merrill Lynch & Co., Inc.	2,665.00	01/31/18	(2)	(200)	(10)	(3,504)	3,494
S&P 500 Index	Merrill Lynch & Co., Inc.	2,670.00	01/31/18	(3)	(300)	(15)	(2,841)	2,826
S&P 500 Index	Merrill Lynch & Co., Inc.	2,760.00	03/29/18	(1)	(100)	(3,460)	(3,439)	(21)
S&P 500 Index	Merrill Lynch & Co., Inc.	2,780.00	03/29/18	(1)	(100)	(4,200)	(2,982)	(1,218)
EQO.XLE Index	MS & Co. Int. PLC	62.17	02/16/18	(4,926)	(4,926)	(101)	(16,299)	16,198
SPX FLEX Index	UBS AG (London)	2,743.15	02/05/18	(1)	(100)	(40)	(2,057)	2,017

					$(13,795)	$(39,852)	$(90,751)	$50,899

Total Written option contracts					$(20,187)	$(272,265)	$(140,561)	$(131,703)

TOTAL					$(17,452)	$(262,076)	$(128,976)	$(133,099)

Abbreviations:
CDX.NA.HY Index 29	— CDX North America High Yield Index 29
CDX.NA.IG Index 29	— CDX North America Investment Grade Index 29
CS International (London)	— Credit Suisse International (London)
EQO.EWZ Index	— iShares MSCI Brazil Capped ETF
EQO.KS20 Index	— KOSPI 200 Index
EQO.XLE Index	— Energy Select Sector SPDR Fund
EQO.XLP	— Consumer Staples Select Sector SPDR Fund
MS & Co.	— Morgan Stanley & Co.
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Basis of Consolidation for Absolute Return Multi-Asset Fund — The Cayman Commodity—ARM, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on May 14, 2015 and is currently a wholly-owned subsidiary of the Absolute Return Multi-Asset Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 2, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2018, the Fund’s net assets were $ 30,377,372, of which, $ 4,983,620, or 16.4%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and singel source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted on the Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Options — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$2,345,735	$—	$—
Investment Companies	24,523,595	—	—
Exchange Traded Funds	419,793	—	—
Total	$27,289,123	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$214,833	$—
Futures Contracts	625,916	—	—
Credit Default Swap Contracts	—	85,231	—
Options Purchased	89,200	10,189	—
Total	$715,116	$310,253	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(280,685)	$—
Futures Contracts	(450,577)	—	—
Total Return Swap Contracts	—	(10,991)	—
Options Purchased	(266,345)	(5,920)	—
Total	$(716,922)	$(297,596)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 26, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2018

*	Print the name and title of each signing officer under his or her signature.